UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

687 Excelsior Blvd

Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street

Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

LoCorr Macro Strategies Fund
Class A | LFMAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$220	2.13%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (A share class) was up +6.54% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, we are excited about the outlook for the Fund and macro strategies more broadly.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Macro Strategies Fund	PAGE 1	TSR-AR-540132107

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	6.54	3.74	3.75
Class A (with sales charge)	0.41	2.52	3.13
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,539,451,187
Number of Holdings	482
Net Advisory Fee	$26,610,799
Portfolio Turnover	90%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

- U.S. Treasury Securities (39.7%)
- Corporate Bonds (18.5%)
- U.S. Government Agency Issues (10.5%)
- Asset-Backed Securities (10.1%)
- Mortgage-Backed Securities (9.2%)
- Collateralized Mortgage Obligations (1.4%)
- Forwards (0.9%)
- Municipal Bonds (0.3%)
- Futures Contracts (0.0%)
- Cash & Other (9.4%)

Top 10 Issuers	(%)
United States Treasury Note	39.7%
Federal Farm Credit Banks Funding Corp.	4.3%
Federal National Mortgage Association	4.1%
Fannie Mae Connecticut Avenue Securities	2.5%
Federal Home Loan Banks	2.1%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Bank of America Corp.	1.4%
BX Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
Toyota Auto Receivables Owner Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-AR-540132107

LoCorr Macro Strategies Fund
Class C | LFMCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$296	2.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (C share class) was up +5.77% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, we are excited about the outlook for the Fund and macro strategies more broadly.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Macro Strategies Fund	PAGE 1	TSR-AR-540132206

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	5.77	3.00	2.99
Class C (with sales charge)	5.77	3.00	2.99
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,539,451,187
Number of Holdings	482
Net Advisory Fee	$26,610,799
Portfolio Turnover	90%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	39.7%
Federal Farm Credit Banks Funding Corp.	4.3%
Federal National Mortgage Association	4.1%
Fannie Mae Connecticut Avenue Securities	2.5%
Federal Home Loan Banks	2.1%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Bank of America Corp.	1.4%
BX Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
Toyota Auto Receivables Owner Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-AR-540132206

LoCorr Macro Strategies Fund
Class I | LFMIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$194	1.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (I share class) was up +6.70% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, we are excited about the outlook for the Fund and macro strategies more broadly.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.70	4.00	4.02
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
LoCorr Macro Strategies Fund	PAGE 1	TSR-AR-540132305

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,539,451,187
Number of Holdings	482
Net Advisory Fee	$26,610,799
Portfolio Turnover	90%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	39.7%
Federal Farm Credit Banks Funding Corp.	4.3%
Federal National Mortgage Association	4.1%
Fannie Mae Connecticut Avenue Securities	2.5%
Federal Home Loan Banks	2.1%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Bank of America Corp.	1.4%
BX Trust	1.1%
Ford Credit Auto Owner Trust	1.0%
Toyota Auto Receivables Owner Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-AR-540132305

LoCorr Long/Short Commodities Strategy Fund
Class A | LCSAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$191	2.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (A share class) finished the year down -8.54%, underperforming the Bloomberg Commodity Total Return Index, which closed up +5.38%, and the +5.18% gain for the ICE BofAML 3M T-Bill Index. The Fund’s negative turn was primarily driven by difficulties in energy markets, which traded in an extremely choppy and rangebound manner throughout the year. Choppy markets have not generally persisted for extended periods of time, so we are optimistic that trading conditions will improve. We believe the Fund’s long/short structure provides an opportunity to capitalize on more directional markets, whether positive or negative. With equity market valuations at elevated levels, the Fund is also positioned to be a great diversifier should stocks abandon their historical bull run of 2023 and 2024.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-8.54	3.30	4.78
Class A (with sales charge)	-13.83	2.09	4.16
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-AR-540132404

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$506,719,545
Number of Holdings	184
Net Advisory Fee	$11,851,254
Portfolio Turnover	109%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

- U.S. Treasury Securities (23.4%)
- Corporate Bonds (16.1%)
- Commodity Pool (14.7%)
- Mortgage-Backed Securities (12.2%)
- Asset-Backed Securities (10.5%)
- U.S. Government Agency Issues (8.4%)
- Total Return Swaps (3.3%)
- Collateralized Mortgage Obligations (1.1%)
- Municipal Bonds (0.4%)
- Cash & Other (9.9%)

Top 10 Issuers	(%)
United States Treasury Note	23.4%
Galaxy Commodity - Polaris Fund LLC	14.7%
Federal Home Loan Banks	4.1%
Fannie Mae Connecticut Avenue Securities	3.6%
Federal National Mortgage Association	3.5%
LoCorr Commodities Index	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.1%
Bank of America Corp.	1.2%
Toyota Auto Receivables Owner Trust	1.1%
BX Trust	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-AR-540132404

LoCorr Long/Short Commodities Strategy Fund
Class C | LCSCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$262	2.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (C share class) finished the year down -9.25%, underperforming the Bloomberg Commodity Total Return Index, which closed up +5.38%, and the +5.18% gain for the ICE BofAML 3M T-Bill Index. The Fund’s negative turn was primarily driven by difficulties in energy markets, which traded in an extremely choppy and rangebound manner throughout the year. Choppy markets have not generally persisted for extended periods of time, so we are optimistic that trading conditions will improve. We believe the Fund’s long/short structure provides an opportunity to capitalize on more directional markets, whether positive or negative. With equity market valuations at elevated levels, the Fund is also positioned to be a great diversifier should stocks abandon their historical bull run of 2023 and 2024.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	-9.25	2.50	3.99
Class C (with sales charge)	-9.25	2.50	3.99
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-AR-540132503

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$506,719,545
Number of Holdings	184
Net Advisory Fee	$11,851,254
Portfolio Turnover	109%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	23.4%
Galaxy Commodity - Polaris Fund LLC	14.7%
Federal Home Loan Banks	4.1%
Fannie Mae Connecticut Avenue Securities	3.6%
Federal National Mortgage Association	3.5%
LoCorr Commodities Index	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.1%
Bank of America Corp.	1.2%
Toyota Auto Receivables Owner Trust	1.1%
BX Trust	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-AR-540132503

LoCorr Long/Short Commodities Strategy Fund
Class I | LCSIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$168	1.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (I share class) finished the year down -8.34%, underperforming the Bloomberg Commodity Total Return Index, which closed up +5.38%, and the +5.18% gain for the ICE BofAML 3M T-Bill Index. The Fund’s negative turn was primarily driven by difficulties in energy markets, which traded in an extremely choppy and rangebound manner throughout the year. Choppy markets have not generally persisted for extended periods of time, so we are optimistic that trading conditions will improve. We believe the Fund’s long/short structure provides an opportunity to capitalize on more directional markets, whether positive or negative. With equity market valuations at elevated levels, the Fund is also positioned to be a great diversifier should stocks abandon their historical bull run of 2023 and 2024.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-AR-540132602

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	-8.34	3.53	5.04
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$506,719,545
Number of Holdings	184
Net Advisory Fee	$11,851,254
Portfolio Turnover	109%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	23.4%
Galaxy Commodity - Polaris Fund LLC	14.7%
Federal Home Loan Banks	4.1%
Fannie Mae Connecticut Avenue Securities	3.6%
Federal National Mortgage Association	3.5%
LoCorr Commodities Index	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.1%
Bank of America Corp.	1.2%
Toyota Auto Receivables Owner Trust	1.1%
BX Trust	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-AR-540132602

LoCorr Market Trend Fund
Class A | LOTAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$208	2.02%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (A share class) was up +5.60% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, excited about the outlook for the Fund and trend-following strategies more broadly.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Market Trend Fund	PAGE 1	TSR-AR-540132842

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.60	5.07	2.60
Class A (with sales charge)	-0.44	3.84	1.99
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$344,739,449
Number of Holdings	241
Net Advisory Fee	$6,023,695
Portfolio Turnover	140%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

U.S. Treasury Securities (32.7%)
Corporate Bonds (18.1%)
Mortgage-Backed Securities (11.3%)
Asset-Backed Securities (9.8%)
U.S. Government Agency Issues (9.3%)
Forwards (2.3%)
Collateralized Mortgage Obligations (0.6%)
Municipal Bonds (0.2%)
Futures Contracts (-0.1%)
Cash & Other (15.8%)

Top 10 Issuers	(%)
United States Treasury Note	32.8%
Federal Home Loan Banks	5.6%
Fannie Mae Connecticut Avenue Securities	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.6%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal National Mortgage Association	1.8%
Bank of America Corp.	1.4%
Ford Credit Auto Owner Trust	1.3%
IPFS Corp.	0.9%
Toyota Auto Receivables Owner Trust	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 2	TSR-AR-540132842

LoCorr Market Trend Fund
Class C | LOTCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$284	2.77%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (C share class) was up +4.90% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, excited about the outlook for the Fund and trend-following strategies more broadly.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Market Trend Fund	PAGE 1	TSR-AR-540132834

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.90	4.30	1.83
Class C (with sales charge)	4.90	4.30	1.83
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$344,739,449
Number of Holdings	241
Net Advisory Fee	$6,023,695
Portfolio Turnover	140%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	32.8%
Federal Home Loan Banks	5.6%
Fannie Mae Connecticut Avenue Securities	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.6%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal National Mortgage Association	1.8%
Bank of America Corp.	1.4%
Ford Credit Auto Owner Trust	1.3%
IPFS Corp.	0.9%
Toyota Auto Receivables Owner Trust	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 2	TSR-AR-540132834

LoCorr Market Trend Fund
Class I | LOTIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$182	1.77%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2024, the Fund (I share class) was up +5.87% as it was able to capitalize on many of the major market themes driving markets. The Fund handily outperformed the +1.39% gain for the Morningstar Systematic Trend category. Trading in currencies, equities, and agricultural commodities were all positive contributors to the Fund’s returns while fixed income and energy trading were detractors. Against a backdrop of exceptionally strong equity returns and massive geopolitical risks, excited about the outlook for the Fund and trend-following strategies more broadly.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.87	5.34	2.85
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
LoCorr Market Trend Fund	PAGE 1	TSR-AR-540132826

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$344,739,449
Number of Holdings	241
Net Advisory Fee	$6,023,695
Portfolio Turnover	140%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	32.8%
Federal Home Loan Banks	5.6%
Fannie Mae Connecticut Avenue Securities	3.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.6%
Federal Farm Credit Banks Funding Corp.	1.9%
Federal National Mortgage Association	1.8%
Bank of America Corp.	1.4%
Ford Credit Auto Owner Trust	1.3%
IPFS Corp.	0.9%
Toyota Auto Receivables Owner Trust	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 2	TSR-AR-540132826

LoCorr Hedged Core Fund
Class A | LHEAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of July 10, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	2.08%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (A share class) finished the year down -5.33% from inception on July 10, 2024, through December 31, 2024, versus the -1.21% return for the Morningstar Macro Trading category and the +2.37% gain for the ICE BofAML 3M T-Bill Index for the same period. The bulk of the losses in the Fund came from its commodities-focused strategy, which operated in a difficult environment characterized by rapid increases and decreases in price within a tight trading range. The Fund’s broader managed futures strategy bucket was modestly positive for the period, though the underlying managers had a more productive full calendar year 2024. We believe the Fund’s long/short structure provides an opportunity to capitalize on more directional markets, whether positive or negative. With equity market valuations at elevated levels, the Fund is also positioned to be a great diversifier should stocks abandon their historical bull run of 2023 and 2024.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/10/2024)
Class A (without sales charge)	-5.33
Class A (with sales charge)	-10.78
Bloomberg U.S. Aggregate Bond Index	1.18
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
LoCorr Hedged Core Fund	PAGE 1	TSR-AR-540132719

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$170,733,945
Number of Holdings	317
Net Advisory Fee	$309,459
Portfolio Turnover	82%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

U.S. Treasury Securities (15.3%)
Commodity Pool (10.4%)
Corporate Bonds (6.4%)
Asset-Backed Securities (3.5%)
U.S. Government Agency Issues (3.1%)
Mortgage-Backed Securities (3.0%)
Collateralized Mortgage Obligations (0.5%)
Forwards (0.4%)
Futures Contracts (-0.1%)
Cash & Other (57.5%)

Top 10 Issuers	(%)
United States Treasury Note	15.3%
Galaxy Commodity-Polaris II Fund LLC	10.3%
Federal Home Loan Banks	1.9%
Fannie Mae Connecticut Avenue Securities	1.3%
Federal Farm Credit Banks Funding Corp	1.0%
Freddie Mac Structured Agency Credit Risk Debt Notes	0.8%
Carvana Auto Receivables Trust	0.6%
SREIT Trust	0.6%
Bank of America Corp.	0.5%
NRTH PARK Mortgage Trust	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Hedged Core Fund	PAGE 2	TSR-AR-540132719

LoCorr Hedged Core Fund
Class I | LHEIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of July 10, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	1.83%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (I share class) finished the year down -5.29% from inception on July 10, 2024, through December 31, 2024, versus the -1.21% return for the Morningstar Macro Trading category and the +2.37% gain for the ICE BofAML 3M T-Bill Index for the same period. The bulk of the losses in the Fund came from its commodities-focused strategy, which operated in a difficult environment characterized by rapid increases and decreases in price within a tight trading range. The Fund’s broader managed futures strategy bucket was modestly positive for the period, though the underlying managers had a more productive full calendar year 2024. We believe the Fund’s long/short structure provides an opportunity to capitalize on more directional markets, whether positive or negative. With equity market valuations at elevated levels, the Fund is also positioned to be a great diversifier should stocks abandon their historical bull run of 2023 and 2024.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
LoCorr Hedged Core Fund	PAGE 1	TSR-AR-540132685

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/10/2024)
Class I (without sales charge)	-5.29
Bloomberg U.S. Aggregate Bond Index	1.18
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$170,733,945
Number of Holdings	317
Net Advisory Fee	$309,459
Portfolio Turnover	82%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	15.3%
Galaxy Commodity-Polaris II Fund LLC	10.3%
Federal Home Loan Banks	1.9%
Fannie Mae Connecticut Avenue Securities	1.3%
Federal Farm Credit Banks Funding Corp	1.0%
Freddie Mac Structured Agency Credit Risk Debt Notes	0.8%
Carvana Auto Receivables Trust	0.6%
SREIT Trust	0.6%
Bank of America Corp.	0.5%
NRTH PARK Mortgage Trust	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Hedged Core Fund	PAGE 2	TSR-AR-540132685

LoCorr Dynamic Opportunity Fund
Class A | LEQAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$254	2.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (A share class) finished the year in positive territory, up +11.24%, narrowly underperforming the Morningstar Long/Short Fund category which closed up +11.52%. The Fund’s long book was a positive contributor in 2024 capitalizing on a variety of individual stocks spanning sectors and market capitalizations. With markets at all-time highs, a new administration, and geopolitical tensions rising, we believe the Fund remains in a unique position to tactically shift positioning and protect should a market correction emerge, along with the ability to profit, should this runaway market continue.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-AR-540132701

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	11.24	4.37	4.43
Class A (with sales charge)	4.82	3.14	3.81
S&P 500 TR	25.02	14.53	13.10
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$51,515,595
Number of Holdings	43
Net Advisory Fee	$707,308
Portfolio Turnover	755%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Penn National Gaming, Inc.	5.6%
Wynn Resorts Ltd.	5.5%
Kimco Realty Corp.	5.2%
RH	5.2%
Healthcare Realty Trust, Inc.	3.5%
Franklin Resources, Inc.	3.2%
Cable One, Inc.	2.9%
Consolidated Edison, Inc.	2.9%
Transocean Ltd.	2.8%
Allegro MicroSystems, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 2	TSR-AR-540132701

LoCorr Dynamic Opportunity Fund
Class C | LEQCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$331	3.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (C share class) finished the year in positive territory, up +10.34%, narrowly underperforming the Morningstar Long/Short Fund category which closed up +11.52%. The Fund’s long book was a positive contributor in 2024 capitalizing on a variety of individual stocks spanning sectors and market capitalizations. With markets at all-time highs, a new administration, and geopolitical tensions rising, we believe the Fund remains in a unique position to tactically shift positioning and protect should a market correction emerge, along with the ability to profit, should this runaway market continue.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-AR-540132800

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	10.34	3.57	3.64
Class C (with sales charge)	10.34	3.57	3.64
S&P 500 TR	25.02	14.53	13.10
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$51,515,595
Number of Holdings	43
Net Advisory Fee	$707,308
Portfolio Turnover	755%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Penn National Gaming, Inc.	5.6%
Wynn Resorts Ltd.	5.5%
Kimco Realty Corp.	5.2%
RH	5.2%
Healthcare Realty Trust, Inc.	3.5%
Franklin Resources, Inc.	3.2%
Cable One, Inc.	2.9%
Consolidated Edison, Inc.	2.9%
Transocean Ltd.	2.8%
Allegro MicroSystems, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 2	TSR-AR-540132800

LoCorr Dynamic Opportunity Fund
Class I | LEQIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$227	2.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (I share class) finished the year in positive territory, up +11.45%, narrowly underperforming the Morningstar Long/Short Fund category which closed up +11.52%. The Fund’s long book was a positive contributor in 2024 capitalizing on a variety of individual stocks spanning sectors and market capitalizations. With markets at all-time highs, a new administration, and geopolitical tensions rising, we believe the Fund remains in a unique position to tactically shift positioning and protect should a market correction emerge, along with the ability to profit, should this runaway market continue.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-AR-540132883

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.45	4.63	4.71
S&P 500 TR	25.02	14.53	13.10
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$51,515,595
Number of Holdings	43
Net Advisory Fee	$707,308
Portfolio Turnover	755%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Penn National Gaming, Inc.	5.6%
Wynn Resorts Ltd.	5.5%
Kimco Realty Corp.	5.2%
RH	5.2%
Healthcare Realty Trust, Inc.	3.5%
Franklin Resources, Inc.	3.2%
Cable One, Inc.	2.9%
Consolidated Edison, Inc.	2.9%
Transocean Ltd.	2.8%
Allegro MicroSystems, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 2	TSR-AR-540132883

LoCorr Spectrum Income Fund
Class A | LSPAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$214	2.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (Class A share) finished the year in positive territory, up +8.96%, outperforming the Bloomberg U.S. Aggregate Bond Index, up +1.25%. The Fund had positive contributions from all sectors (excluding hedging). With a new administration in Washington, and the expectation that fiscal dominance will continue, the manager expects to continue to target midstream and short duration credit-related areas, while tactically shifting positioning to benefit from individual names in other areas of the opportunity set.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Spectrum Income Fund	PAGE 1	TSR-AR-540132875

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.96	3.01	2.56
Class A (with sales charge)	2.67	1.79	1.96
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$70,848,687
Number of Holdings	77
Net Advisory Fee	$928,940
Portfolio Turnover	57%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.8%
Energy Transfer LP	2.9%
Cheniere Energy Partners LP	2.2%
CVR Partners LP	2.1%
Hess Midstream LP	2.1%
FS KKR Capital Corp.	2.0%
Blackstone Secured Lending Fund	2.0%
Ares Capital Corp.	2.0%
ONEOK, Inc.	2.0%
Enterprise Products Partners LP	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-AR-540132875

LoCorr Spectrum Income Fund
Class C | LSPCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$291	2.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (Class C share) finished the year in positive territory, up +8.12%, outperforming the Bloomberg U.S. Aggregate Bond Index, up +1.25%. The Fund had positive contributions from all sectors (excluding hedging). With a new administration in Washington, and the expectation that fiscal dominance will continue, the manager expects to continue to target midstream and short duration credit-related areas, while tactically shifting positioning to benefit from individual names in other areas of the opportunity set.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Spectrum Income Fund	PAGE 1	TSR-AR-540132867

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	8.12	2.20	1.79
Class C (with sales charge)	8.12	2.20	1.79
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$70,848,687
Number of Holdings	77
Net Advisory Fee	$928,940
Portfolio Turnover	57%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.8%
Energy Transfer LP	2.9%
Cheniere Energy Partners LP	2.2%
CVR Partners LP	2.1%
Hess Midstream LP	2.1%
FS KKR Capital Corp.	2.0%
Blackstone Secured Lending Fund	2.0%
Ares Capital Corp.	2.0%
ONEOK, Inc.	2.0%
Enterprise Products Partners LP	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-AR-540132867

LoCorr Spectrum Income Fund
Class I | LSPIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$188	1.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (Class I share) finished the year in positive territory, up +9.13%, outperforming the Bloomberg U.S. Aggregate Bond Index, up +1.25%. The Fund had positive contributions from all sectors (excluding hedging). With a new administration in Washington, and the expectation that fiscal dominance will continue, the manager expects to continue to target midstream and short duration credit-related areas, while tactically shifting positioning to benefit from individual names in other areas of the opportunity set.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	9.13	3.24	2.83
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
LoCorr Spectrum Income Fund	PAGE 1	TSR-AR-540132859

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$70,848,687
Number of Holdings	77
Net Advisory Fee	$928,940
Portfolio Turnover	57%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.8%
Energy Transfer LP	2.9%
Cheniere Energy Partners LP	2.2%
CVR Partners LP	2.1%
Hess Midstream LP	2.1%
FS KKR Capital Corp.	2.0%
Blackstone Secured Lending Fund	2.0%
Ares Capital Corp.	2.0%
ONEOK, Inc.	2.0%
Enterprise Products Partners LP	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-AR-540132859

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. These include federal and state income tax returns, review of excise tax distribution calculations and federal excise tax returns. “Other services” provided by the principal accountant were a cursory review of the semi-annual report for LoCorr Investment Trust and review of Form N-1A for the LoCorr Hedged Core Fund and the LoCorr Strategic Allocation Fund. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$266,000	$185,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$38,500	$31,500
(d) All Other Fees	$4,864	$3,750

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.”
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LoCorr Investment Trust
Core Financial Statements
December 31, 2024

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 39.7%
United States Treasury Note
7.63%, 02/15/2025	$1,500,000	$1,505,801
4.25%, 01/31/2026	21,120,000	21,120,000
0.75%, 05/31/2026	16,590,000	15,800,031
4.50%, 07/15/2026	20,700,000	20,773,582
1.50%, 08/15/2026	8,310,000	7,954,553
4.13%, 02/15/2027	135,425,000	135,044,117
4.50%, 04/15/2027	45,985,000	46,211,332
3.88%, 11/30/2027	1,915,000	1,893,157
3.63%, 03/31/2028	26,735,000	26,181,502
1.38%, 10/31/2028	33,490,000	29,991,865
3.75%, 12/31/2028	27,240,000	26,624,972
4.25%, 02/28/2029	86,210,000	85,795,788
4.63%, 04/30/2029	132,755,000	134,009,949
3.25%, 06/30/2029	61,640,000	58,810,820
TOTAL U.S. TREASURY SECURITIES (Cost $612,852,386)		611,717,469
CORPORATE BONDS - 18.5%
Aerospace & Defense - 0.6%
Boeing Co., 3.25%, 02/01/2028	5,445,000	5,123,103
L3Harris Technologies, Inc., 5.40%, 01/15/2027	3,145,000	3,183,450
RTX Corp., 4.13%, 11/16/2028	1,455,000	1,416,048
		9,722,601
Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	2,760,000	2,721,946
Apparel - 0.1%
Tapestry, Inc., 5.10%, 03/11/2030	1,330,000	1,314,845
Auto Manufacturers - 1.0%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	4,755,000	4,804,797
General Motors Financial Co., Inc., 4.90%, 10/06/2029	4,820,000	4,748,390
Toyota Motor Credit Corp.
5.60%, 09/11/2025	1,380,000	1,389,648
4.55%, 08/07/2026	1,125,000	1,125,707
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025(a)	2,975,000	2,882,391
		14,950,933
Banks - 7.3%
Banco Santander SA
3.50%, 03/24/2025	2,535,000	2,529,078
2.75%, 05/28/2025	390,000	386,265
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	8,610,000	8,517,742
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	12,225,000	12,529,006
Bank of America NA, 5.53%, 08/18/2026	11,290,000	11,438,572
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	2,070,000	2,012,796

The accompanying notes are an integral part of these financial statements.

1

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Citibank NA, 4.93%, 08/06/2026	$4,980,000	$5,003,439
Credit Suisse AG, 5.00%, 07/09/2027	1,900,000	1,911,325
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	1,340,000	1,310,153
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	3,280,000	3,344,226
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	9,115,000	9,165,427
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	1,870,000	1,958,927
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	2,820,000	2,896,378
ING Groep NV, 3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	2,700,000	2,692,688
JPMorgan Chase & Co., 4.60% to 10/22/2029 then SOFR + 1.04%, 10/22/2030	11,105,000	10,903,441
Morgan Stanley, 4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030	6,490,000	6,350,658
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	8,200,000	8,211,085
NatWest Markets PLC, 5.41%, 05/17/2029(a)	2,875,000	2,912,163
Toronto-Dominion Bank
3.77%, 06/06/2025	1,990,000	1,982,610
1.25%, 09/10/2026	4,775,000	4,509,898
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026(a)	1,135,000	1,132,362
6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	2,940,000	3,017,155
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	7,645,000	7,762,994
		112,478,388
Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	2,930,000	2,966,431
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	3,805,000	3,832,382
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	1,410,000	1,390,356
Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	1,405,000	1,404,475
Cosmetics & Personal Care - 0.6%
Haleon US Capital LLC, 3.38%, 03/24/2027	5,555,000	5,392,926
Unilever Capital Corp., 4.25%, 08/12/2027	3,480,000	3,459,348
		8,852,274
Diversified Financial Services - 0.7%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	6,375,000	6,520,312
Air Lease Corp., 5.85%, 12/15/2027	3,470,000	3,556,588
Private Export Funding Corp., 3.25%, 06/15/2025	1,255,000	1,248,758
		11,325,658
Electric - 1.3%
Duke Energy Progress LLC, 3.45%, 03/15/2029	2,080,000	1,970,876

The accompanying notes are an integral part of these financial statements.

2

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electric - (Continued)
Florida Power & Light Co.
5.05%, 04/01/2028	$3,605,000	$3,640,054
4.40%, 05/15/2028	4,560,000	4,515,483
Georgia Power Co., 5.00%, 02/23/2027	3,890,000	3,918,981
NSTAR Electric Co., 3.20%, 05/15/2027	2,935,000	2,836,425
Southern California Edison Co., 1.20%, 02/01/2026	895,000	862,342
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	2,410,182	2,419,220
		20,163,381
Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	3,605,000	3,617,861
4.88%, 09/01/2029	1,515,000	1,524,013
		5,141,874
Entertainment - 0.2%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	2,480,000	2,389,188
Food - 0.4%
General Mills, Inc., 4.88%, 01/30/2030	3,525,000	3,502,707
Sysco Corp., 3.25%, 07/15/2027	2,480,000	2,392,134
		5,894,841
Healthcare-Services - 0.2%
HCA, Inc., 3.13%, 03/15/2027	3,540,000	3,406,192
Insurance - 0.3%
Equitable Financial Life Global, 1.40%, 07/07/2025(a)	2,070,000	2,036,050
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	975,000	980,586
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	2,130,000	2,047,313
		5,063,949
Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	1,505,000	1,519,538
Media - 0.1%
Charter Communications Operating LLC, 4.91%, 07/23/2025	929,000	927,913
Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,345,000	1,355,974
Pharmaceuticals - 1.0%
AbbVie, Inc., 4.80%, 03/15/2029	1,525,000	1,524,410
Astrazeneca Finance LLC, 4.80%, 02/26/2027	1,235,000	1,242,099
CVS Health Corp.
2.88%, 06/01/2026	5,925,000	5,753,173
5.00%, 01/30/2029	965,000	951,943
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	5,985,000	5,931,834
		15,403,459

The accompanying notes are an integral part of these financial statements.

3

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pipelines - 0.9%
Enbridge, Inc.
2.50%, 02/14/2025	$2,005,000	$1,999,074
6.00%, 11/15/2028	2,565,000	2,655,761
Energy Transfer LP, 6.05%, 12/01/2026	5,825,000	5,949,721
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027(a)	1,580,000	1,574,558
Williams Cos., Inc., 4.90%, 03/15/2029	1,950,000	1,935,599
		14,114,713
REITS - 0.9%
American Homes 4 Rent LP, 4.90%, 02/15/2029	1,415,000	1,403,540
BrixmorOperating Partnership LP
3.85%, 02/01/2025	1,955,000	1,952,422
4.13%, 06/15/2026	1,730,000	1,711,993
Essex Portfolio LP, 1.70%, 03/01/2028	1,435,000	1,297,286
Kite Realty Group LP, 4.00%, 10/01/2026	4,200,000	4,135,688
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	3,310,000	3,347,425
		13,848,354
Retail - 0.5%
Home Depot, Inc., 4.88%, 06/25/2027	2,410,000	2,433,122
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	3,460,000	3,519,716
4.20%, 04/01/2030	1,250,000	1,201,555
		7,154,393
Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	1,810,000	1,817,598
Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	2,305,000	2,130,890
Telecommunications - 0.9%
AT&T, Inc., 2.30%, 06/01/2027	3,640,000	3,435,010
T-Mobile USA, Inc.
4.80%, 07/15/2028	2,375,000	2,361,821
4.85%, 01/15/2029	4,580,000	4,553,513
Verizon Communications, Inc., 2.10%, 03/22/2028	3,890,000	3,578,131
		13,928,475
TOTAL CORPORATE BONDS (Cost $284,002,512)		285,221,021
U.S. GOVERNMENT AGENCY ISSUES - 10.5%
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	20,625,000	20,708,672
4.50%, 08/14/2026	11,900,000	11,946,079
4.75%, 12/14/2026	3,725,000	3,756,633
4.38%, 03/08/2027	29,840,000	29,885,956

The accompanying notes are an integral part of these financial statements.

4

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - (Continued)
Federal Home Loan Banks
0.60%, 02/12/2026	$7,100,000	$6,817,417
4.75%, 04/09/2027	14,750,000	14,955,366
1.10%, 02/25/2028	11,160,000	10,073,906
Federal National Mortgage Association
0.63%, 04/22/2025	6,045,000	5,978,936
1.88%, 09/24/2026	26,835,000	25,788,639
0.75%, 10/08/2027	34,505,000	31,311,477
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $160,283,024)		161,223,081
ASSET-BACKED SECURITIES - 10.1%
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 4.86% (1 mo. Term SOFR + 0.46%), 09/15/2045(a)	461	460
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	9,350,000	9,486,156
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(b)	74,506	70,952
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 5.50% (1 mo. Term SOFR + 1.16%), 01/25/2034	611,717	627,387
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	5,225,000	5,291,188
CarMax Auto Owner Trust
Series 2021-4, Class A3, 0.56%, 09/15/2026	826,020	816,732
Series 2024-4, Class A3, 4.60%, 10/15/2029	11,090,000	11,091,872
Carvana Auto Receivables Trust
Series 2021-P4, Class A3, 1.31%, 01/11/2027	1,778,159	1,762,448
Series 2022-P3, Class A3, 4.61%, 11/10/2027	3,194,193	3,193,856
Series 2024-P4, Class A3, 4.64%, 01/10/2030	265,000	264,355
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	2,775,000	2,731,240
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(a)	3,977,000	3,764,129
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033(a)	541,456	528,885
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035(a)	934,553	874,960
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	3,825,000	3,857,988
Series 2024-C, Class A3, 4.07%, 07/15/2029	8,075,000	8,014,412
Series 2024-D, Class A3, 4.61%, 08/15/2029	3,400,000	3,393,921
GM Financial Consumer Automobile Receivables Trust
Series 2021-3, Class A3, 0.48%, 06/16/2026	436,601	434,793
Series 2024-2, Class A3, 5.10%, 03/16/2029	5,170,000	5,218,989
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	12,820,000	12,958,305
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033(a)	559,745	546,763
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	3,584,555	3,603,337
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	3,410,000	3,446,729

The accompanying notes are an integral part of these financial statements.

5

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
IPFS Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	$4,000,000	$4,020,960
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	4,440,000	4,473,426
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038(a)	363,573	354,706
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	886,153	840,818
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036(a)	239,696	237,618
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	4,556,242	4,589,878
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069(a)	1,316,724	1,186,412
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051(a)	2,489,600	2,365,932
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030(a)	1,500,000	1,494,903
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040(a)	547,830	549,651
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	1,218,832	1,048,934
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030	1,300,000	1,309,709
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	5,767,275	5,385,391
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 06/21/2027(a)	3,790,000	3,811,546
Series 2024-B, Class A3, 4.82%, 10/20/2027(a)	3,730,000	3,741,936
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029(a)	2,140,000	2,157,465
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033(a)	1,950,000	1,924,482
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 04/15/2027	2,123,899	2,116,583
Series 2024-B, Class A3, 5.33%, 01/16/2029	11,650,000	11,802,009
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027(a)	7,650,000	7,711,827
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	4,750,000	4,793,307
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/2026	685,108	681,487
World Omni Automobile Lease Securitization Trust, Series 2024-A, Class A3, 5.26%, 10/15/2027	6,720,000	6,794,859
TOTAL ASSET-BACKED SECURITIES (Cost $155,525,785)		155,373,696
MORTGAGE-BACKED SECURITIES - 9.2%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.66% (1 mo. Term SOFR + 1.26%), 04/15/2034(a)	3,150,000	2,921,624
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 6.09% (1 mo. Term SOFR + 1.69%), 07/15/2041(a)	1,420,000	1,428,427
BBCMS Trust, Series 2015-VFM, Class A1, 2.47%, 03/10/2036(a)	321,249	314,367
BX Trust
Series 2021-CIP, Class A, 5.43% (1 mo. Term SOFR + 1.04%), 12/15/2038(a)	5,747,543	5,747,543
Series 2021-XL2, Class B, 5.51% (1 mo. Term SOFR + 1.11%), 10/15/2038(a)	3,850,000	3,840,375

The accompanying notes are an integral part of these financial statements.

6

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-AHP, Class A, 5.39% (1 mo. Term SOFR + 0.99%), 01/17/2039(a)	$965,000	$962,286
Series 2022-PSB, Class B, 7.35% (1 mo. Term SOFR + 2.95%), 08/15/2039(a)	770,000	773,602
Series 2022-VAMF, Class B, 5.68% (1 mo. Term SOFR + 1.28%), 01/15/2039(a)	1,750,000	1,744,531
Series 2024-XL5, Class A, 5.79% (1 mo. Term SOFR + 1.39%), 03/15/2041(a)	3,166,236	3,179,099
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class A, 5.46% (1 mo. Term SOFR + 1.06%), 10/15/2038(a)	5,250,000	5,243,437
Computershare Corporate Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048	2,450,000	2,439,624
ELP Commercial Mortgage Trust
Series 2021-ELP, Class A, 5.21% (1 mo. Term SOFR + 0.82%), 11/15/2038(a)	1,997,675	1,996,426
Series 2021-ELP, Class B, 5.63% (1 mo. Term SOFR + 1.23%), 11/15/2038(a)	5,393,722	5,386,980
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 7.03% (30 day avg SOFR US + 2.46%), 01/25/2031	804,753	822,065
Series 2022-R03, Class 1M2, 8.07% (30 day avg SOFR US + 3.50%), 03/25/2042(a)	5,000,000	5,250,000
Series 2022-R04, Class 1M2, 7.67% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	3,350,000	3,482,655
Series 2022-R05, Class 2M2, 7.57% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	380,000	393,848
Series 2022-R06, Class 1M2, 8.42% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	1,675,000	1,774,717
Series 2022-R07, Class 1M2, 9.21% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	4,255,706	4,598,819
Series 2022-R08, Class 1M2, 8.17% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	6,105,000	6,437,691
Series 2023-R01, Class 1M2, 8.31% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	4,400,000	4,694,915
Series 2023-R02, Class 1M2, 7.92% (30 day avg SOFR US + 3.35%), 01/25/2043(a)	5,000,000	5,269,359
Series 2023-R04, Class 1M2, 8.11% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	4,407,000	4,706,846
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A1, 2.76%, 09/25/2025	950,613	941,956
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1B, 7.47% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	5,280,000	5,468,086
Series 2022-DNA4, Class M1B, 7.92% (30 day avg SOFR US + 3.35%), 05/25/2042(a)	2,685,000	2,808,832
Series 2022-DNA5, Class M1B, 9.23% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	7,820,000	8,385,534
Series 2022-DNA6, Class M1B, 8.27% (30 day avg SOFR US + 3.70%), 09/25/2042(a)	3,010,000	3,178,897
Series 2023-DNA1, Class M1B, 7.66% (30 day avg SOFR US + 3.10%), 03/25/2043(a)	2,085,000	2,187,100
Series 2023-DNA2, Class M1B, 7.81% (30 day avg SOFR US + 3.25%), 04/25/2043(a)	5,210,000	5,491,937

The accompanying notes are an integral part of these financial statements.

7

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026(b)	$911,652	$887,007
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 5.76% (1 mo. Term SOFR + 1.36%), 11/15/2036(a)	6,000,000	5,962,060
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(b)	1,026,169	910,770
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 5.56% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)	850,407	850,141
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 6.11% (1 mo. Term SOFR + 1.54%), 12/15/2039(a)	750,000	748,828
Ladder Capital Commercial Mortgage Securities LLC, Series 2013-GCP, Class A1, 3.57%, 02/15/2036(a)	1,176,488	1,117,979
MCR Mortgage Trust, Series 2024-HTL, Class A, 6.16% (1 mo. Term SOFR + 1.76%), 02/15/2037(a)	946,688	949,351
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 5.61% (1 mo. Term SOFR + 1.22%), 04/15/2038(a)	2,760,000	2,755,728
Morgan Stanley Capital I Trust 2014-MP, Series 2015-MS1, Class A4, 3.78%, 05/15/2048(b)	1,000,000	992,601
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class A, 3.79%, 11/15/2032(a)(b)	849,435	798,486
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056(a)(b)	502,404	474,487
Series 2017-2A, Class A3, 4.00%, 03/25/2057(a)(b)	763,533	729,123
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.04% (1 mo. Term SOFR + 1.64%), 03/15/2039(a)	3,270,000	3,272,044
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.39% (1 mo. Term SOFR + 1.99%), 08/15/2029(a)	5,450,000	5,473,823
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.39% (1 mo. Term SOFR + 0.99%), 07/15/2038(a)	5,750,000	5,437,343
SMR Mortgage Trust, Series 2022-IND, Class A, 6.05% (1 mo. Term SOFR + 1.65%), 02/15/2039(a)	1,922,922	1,899,533
SREIT Trust, Series 2021-MFP2, Class A, 5.33% (1 mo. Term SOFR + 0.94%), 11/15/2036(a)	4,500,000	4,488,750
TX Trust, Series 2024-HOU, Class A, 5.99% (1 mo. Term SOFR + 1.59%), 06/15/2039(a)	2,000,000	1,995,029
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060(a)(c)	235,546	230,800
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.07%, 09/15/2057(b)	349,634	323,377
TOTAL MORTGAGE-BACKED SECURITIES (Cost $142,514,996)		142,168,838
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	7,135,000	7,195,622
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.09% (1 mo. Term SOFR + 1.69%), 03/15/2041(a)	3,291,685	3,290,656
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4, 3.15%, 11/15/2049	704,000	678,219

The accompanying notes are an integral part of these financial statements.

8

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/2050	$2,300,000	$2,201,771
Fannie Mae Connecticut Avenue Securities, Series 2023-R05, Class 1M2, 7.66% (30 day avg SOFR US + 3.10%), 06/25/2043(a)	1,085,000	1,143,128
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA1, Class M1B, 8.07% (30 day avg SOFR US + 3.50%), 05/25/2043(a)	2,555,000	2,713,357
GS Mortgage Securities Corp. II, Series 2017-GS6, Class A3, 3.43%, 05/10/2050	2,000,000	1,913,752
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.57%, 07/15/2039(a)(b)	1,600,000	1,605,299
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,463,174)		20,741,804
MUNICIPAL BONDS - 0.3%
State of Hawaii, 1.03%, 08/01/2025	4,220,000	4,142,674
TOTAL MUNICIPAL BONDS (Cost $4,220,000)		4,142,674
TOTAL INVESTMENTS - 89.7% (Cost $1,379,861,877)		$1,380,588,583
Money Market Deposit Account - 1.8%(d)(e)		28,194,624
Other Assets in Excess of Liabilities - 8.5%(f)		130,667,980
TOTAL NET ASSETS - 100.0%		$1,539,451,187

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $228,365,436 or 14.8% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(d)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $13,683.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

(f)	Includes assets pledged as collateral for derivatives contracts. As of the reporting date, the value of these assets totals $108,902,084.
The accompanying notes are an integral part of these financial statements.

9

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
3 Month Euribor	180	09/15/2025	$45,711,319	$(34,225)
3 Month Euribor	212	12/15/2025	53,854,245	(34,215)
3 Month Euribor	188	03/16/2026	47,747,801	(12,388)
3 Month Euribor	1,736	06/15/2026	440,680,450	(800,186)
3 Month Euribor	82	09/14/2026	20,804,934	(25,785)
3 Month Euribor	69	12/14/2026	17,499,443	(14,964)
3 Month Euribor	57	03/15/2027	14,450,157	(15,901)
Aluminum - 90 day settlement(a)	2	01/06/2025	126,556	(2,756)
Aluminum - 90 day settlement(a)	3	01/15/2025	190,236	(3,570)
Aluminum - 90 day settlement(a)	3	01/17/2025	190,392	(7,863)
Aluminum - 90 day settlement(a)	5	02/05/2025	318,170	(17,513)
Aluminum - 90 day settlement(a)	1	02/14/2025	63,671	(1,804)
Aluminum - 90 day settlement(a)	2	02/24/2025	127,341	(3,528)
Aluminum - 90 day settlement(a)	1	02/26/2025	63,713	(1,181)
Aluminum - 90 day settlement(a)	1	03/06/2025	63,887	(1,326)
Aluminum - 90 day settlement(a)	2	03/13/2025	127,781	(1,641)
Aluminum - 90 day settlement(a)	1	03/20/2025	63,790	162
Arabica Coffee	102	03/19/2025	12,230,437	2,134,198
ASX SPI 200 Index	13	03/20/2025	1,639,041	(11,449)
Austrailian Government 10 Year Bonds	29	03/17/2025	2,026,061	9,062
Brent Crude Oil	446	01/31/2025	33,289,440	682,484
Brent Crude Oil	172	02/28/2025	12,769,280	168,553
Brent Crude Oil	40	03/31/2025	2,955,200	41,247
Brent Crude Oil	26	04/30/2025	1,912,560	26,366
Brent Crude Oil	14	05/30/2025	1,025,500	11,672
Brent Crude Oil	7	06/30/2025	510,580	5,591
British Pound	48	03/17/2025	3,750,900	(19,333)
Canadian 10 Year Government Bonds	61	03/20/2025	5,203,110	22,128
Copper	22	03/27/2025	2,214,575	(39,794)
Copper - 90 day settlement(a)	2	01/03/2025	432,634	(64,315)
Copper - 90 day settlement(a)	1	01/20/2025	217,068	(23,608)
Copper - 90 day settlement(a)	1	01/22/2025	217,144	(22,755)
Copper - 90 day settlement(a)	1	01/31/2025	217,577	(24,184)
Copper - 90 day settlement(a)	1	02/05/2025	217,679	(22,081)
Copper - 90 day settlement(a)	1	02/19/2025	217,978	(9,125)
Copper - 90 day settlement(a)	1	02/21/2025	218,167	(8,012)
Copper - 90 day settlement(a)	1	02/27/2025	218,386	(6,173)
Copper - 90 day settlement(a)	1	02/28/2025	218,422	(7,999)
Copper - 90 day settlement(a)	1	03/07/2025	218,670	(10,958)
Copper - 90 day settlement(a)	1	03/13/2025	218,843	(6,480)
Copper - 90 day settlement(a)	1	03/17/2025	218,855	(3,910)
Crude Oil	388	01/21/2025	27,827,360	697,794
Crude Oil	91	02/20/2025	6,483,750	150,702
Crude Oil	26	03/20/2025	1,842,360	41,079
Crude Oil	12	04/22/2025	846,000	20,577
Crude Oil	7	05/20/2025	491,190	11,886

The accompanying notes are an integral part of these financial statements.

10

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2024(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Crude Oil	4	06/20/2025	$279,360	$7,124
Dollar Index	121	03/17/2025	13,103,816	248,713
Dow Jones Industrial Average Index	182	03/21/2025	39,014,430	(827,573)
Euro	210	03/17/2025	27,269,813	(143,602)
Euro STOXX 50 Quanto Index	293	03/21/2025	14,814,044	(265,634)
Euro-BOBL	650	03/06/2025	79,355,494	(873,666)
Euro-BTP Italian Government Bonds	67	03/06/2025	8,326,852	3,997
Euro-Bund	53	03/06/2025	7,325,868	(134,993)
Euro-Schatz	2,100	03/06/2025	232,723,045	(975,651)
FTSE 100 Index	282	03/21/2025	28,879,943	23,153
FTSE/JSE Top 40 Index	28	03/20/2025	1,132,478	(9,099)
FTSE/MIB Index	17	03/21/2025	3,020,023	3,807
German Stock Index	125	03/21/2025	64,909,001	(1,358,981)
Gold	187	02/26/2025	49,386,700	(260,422)
Hang Seng Index	215	01/27/2025	27,802,882	218,009
IBEX 35 Index	17	01/17/2025	2,040,338	23,932
Japanese 10 Year Government Bonds	22	03/13/2025	19,840,478	(73,781)
KOSPI 200 Index	1	03/13/2025	54,155	(52)
Live Cattle	4	02/28/2025	306,560	2,310
London Cocoa	34	03/14/2025	3,891,661	1,677,500
London Metals - Aluminum	225	03/17/2025	14,371,706	(176,471)
London Metals - Copper	129	03/17/2025	28,232,295	(1,407,758)
London Metals - Lead	9	03/17/2025	438,331	(16,876)
London Metals - Nickel	10	03/17/2025	918,200	(43,808)
London Metals - Zinc	117	03/17/2025	8,717,495	(41,705)
Low Sulphur Gas Oil	55	02/12/2025	3,804,625	27,127
Low Sulphur Gas Oil	59	03/12/2025	4,059,200	33,147
Low Sulphur Gas Oil	25	04/10/2025	1,706,875	12,917
Mexican Peso	73	03/17/2025	1,724,625	(56,207)
Nasdaq 100 Index	150	03/21/2025	63,679,500	(2,376,073)
Natural Gas	34	01/29/2025	1,235,220	(29,289)
Natural Gas	135	01/30/2025	4,594,216	129,066
Natural Gas	5	02/26/2025	154,900	(6,860)
Natural Gas	1	03/27/2025	30,700	148
Natural Gas	3	04/28/2025	94,710	(2,756)
Natural Gas	3	05/28/2025	100,050	(2,786)
New Zealand Dollar	9	03/17/2025	503,775	(4,088)
Nickel - 90 day settlement(a)	1	03/11/2025	91,757	(4,716)
Nifty 50 Index	2	01/30/2025	95,078	(79)
Nikkei 225 Index	18	03/13/2025	2,247,069	(53,276)
Nikkei 225 Index	192	03/13/2025	48,687,915	287,923
NY Harbor ULSD	49	01/31/2025	4,767,151	78,083
NY Harbor ULSD	29	02/28/2025	2,794,579	24,870
NY Harbor ULSD	13	03/31/2025	1,234,561	10,647
NY Harbor ULSD	4	04/30/2025	376,454	3,369
Platinum	3	04/28/2025	136,575	(2,886)

The accompanying notes are an integral part of these financial statements.

11

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2024(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Reformulated Gasoline Blendstock	10	01/31/2025	$843,864	$6,742
Reformulated Gasoline Blendstock	16	02/28/2025	1,363,555	26,164
Reformulated Gasoline Blendstock	11	03/31/2025	1,029,105	20,815
Reformulated Gasoline Blendstock	7	04/30/2025	655,267	12,284
Russell 2000 Index	129	03/21/2025	14,511,210	(558,767)
S&P 500 Index	353	03/21/2025	104,765,988	(2,527,544)
S&P Mid Cap 400 Index	6	03/21/2025	1,888,020	(911)
S&P Toronto Stock Exchange 60 Index	36	03/20/2025	7,438,673	8,414
SET50 Index	240	03/28/2025	1,271,975	812
SGX FTSE Taiwan Index	16	01/21/2025	1,224,960	(14,644)
Silver	95	03/27/2025	13,889,950	(670,095)
Swiss Franc	5	03/17/2025	693,937	(2,235)
TOPIX Index	284	03/13/2025	50,294,957	490,272
U.S. Cocoa	3	03/14/2025	350,250	82,082
U.S. Treasury 2 Year Notes	2	03/31/2025	411,219	35
Zinc - 90 day settlement(a)	1	01/07/2025	73,930	(2,258)
Zinc - 90 day settlement(a)	1	01/22/2025	74,068	(5,326)
Zinc - 90 day settlement(a)	1	02/04/2025	74,183	(2,322)
Zinc - 90 day settlement(a)	2	02/05/2025	148,400	(2,438)
				$ (6,707,687)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(12)	03/12/2025	$1,084,038	$2,176
10 Year U.S. Ultra Treasury Notes	(266)	03/20/2025	29,609,125	54,629
3-Month Secured Overnight Financing Rate	(38)	12/16/2025	9,121,900	(7,492)
3-Month Secured Overnight Financing Rate	(20)	03/17/2026	4,802,750	(3,660)
3-Month Secured Overnight Financing Rate	(27)	06/16/2026	6,484,388	(1,235)
3-Month Secured Overnight Financing Rate	(2,221)	09/15/2026	533,373,150	635,207
3-Month Secured Overnight Financing Rate	(80)	12/15/2026	19,210,000	20,048
3-Month Secured Overnight Financing Rate	(109)	03/16/2027	26,169,538	30,548
3-Month Secured Overnight Financing Rate	(81)	06/15/2027	19,445,063	33,933
3-Month Secured Overnight Financing Rate	(380)	09/14/2027	91,209,500	(37,035)
Aluminum - 90 day settlement(a)	(2)	01/06/2025	126,556	1,979
Aluminum - 90 day settlement(a)	(3)	01/15/2025	190,236	2,374
Aluminum - 90 day settlement(a)	(3)	01/17/2025	190,392	5,628
Aluminum - 90 day settlement(a)	(5)	02/05/2025	318,170	12,579
Aluminum - 90 day settlement(a)	(1)	02/14/2025	63,670	1,431
Aluminum - 90 day settlement(a)	(2)	02/24/2025	127,341	3,197
Aluminum - 90 day settlement(a)	(1)	02/26/2025	63,713	781
Aluminum - 90 day settlement(a)	(1)	03/06/2025	63,887	893
Aluminum - 90 day settlement(a)	(2)	03/13/2025	127,781	369
Aluminum - 90 day settlement(a)	(1)	03/20/2025	63,790	(680)
Austrailian Government 10 Year Bonds	(306)	03/17/2025	21,378,433	139,790
Austrailian Government 3 Year Bonds	(45)	03/17/2025	2,956,660	1,172

The accompanying notes are an integral part of these financial statements.

12

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2024(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Australian Dollar	(496)	03/17/2025	$30,702,400	$301,935
British Pound	(149)	03/17/2025	11,643,419	20,730
CAC40 10 Euro Index	(242)	01/17/2025	18,511,161	2,242
Canadian 10 Year Government Bonds	(131)	03/20/2025	11,173,891	9,345
Canadian Dollar	(661)	03/18/2025	46,088,225	36,161
Copper - 90 day settlement(a)	(2)	01/03/2025	432,634	62,307
Copper - 90 day settlement(a)	(1)	01/20/2025	217,068	22,687
Copper - 90 day settlement(a)	(1)	01/22/2025	217,144	20,612
Copper - 90 day settlement(a)	(1)	01/31/2025	217,577	24,153
Copper - 90 day settlement(a)	(1)	02/05/2025	217,679	20,602
Copper - 90 day settlement(a)	(1)	02/19/2025	217,978	7,474
Copper - 90 day settlement(a)	(1)	02/21/2025	218,167	8,220
Copper - 90 day settlement(a)	(1)	02/27/2025	218,386	6,137
Copper - 90 day settlement(a)	(1)	02/28/2025	218,422	9,525
Copper - 90 day settlement(a)	(1)	03/07/2025	218,669	11,077
Copper - 90 day settlement(a)	(1)	03/13/2025	218,843	5,851
Copper - 90 day settlement(a)	(1)	03/17/2025	218,855	3,446
Corn No. 2 Yellow	(560)	03/14/2025	12,838,000	(663,031)
Cotton No.2	(122)	03/07/2025	4,172,400	246,390
Crude Soybean Oil	(245)	03/14/2025	5,932,920	180,468
Euro	(86)	03/17/2025	11,167,637	114,240
Euro BUXL 30 Year Bonds	(42)	03/06/2025	5,772,341	(50,098)
Euro-BOBL	(691)	03/06/2025	84,360,994	(9,811)
Euro-Bund	(330)	03/06/2025	45,613,897	(74,831)
Euro-Schatz	(758)	03/06/2025	84,001,937	267
French Government Bonds	(506)	03/06/2025	64,678,938	131,475
FTSE China A50 Index	(96)	01/24/2025	1,292,640	9,647
Hang Seng China Enterprises Index	(113)	01/27/2025	5,294,522	(32,897)
Hard Red Winter Wheat	(266)	03/14/2025	7,438,025	(42,711)
ICE 3 Month SONIA Rate	(71)	12/16/2025	21,291,156	(4,655)
ICE 3 Month SONIA Rate	(70)	03/17/2026	21,013,189	(8,739)
ICE 3 Month SONIA Rate	(56)	06/16/2026	16,820,191	(10,384)
ICE 3 Month SONIA Rate	(277)	09/15/2026	83,234,549	(50,052)
ICE 3 Month SONIA Rate	(31)	12/15/2026	9,317,968	(7,464)
ICE 3 Month SONIA Rate	(17)	03/16/2027	5,111,184	(5,541)
ICE 3 Month SONIA Rate	(15)	06/15/2027	4,510,807	(2,174)
ICE European Climate Exchange Emissions	(21)	12/15/2025	1,587,959	(101,051)
Japanese 10 Year Government Bonds	(120)	03/13/2025	108,220,789	383,921
Japanese Yen	(485)	03/17/2025	38,860,625	87,191
Lean Hogs	(1)	02/14/2025	32,520	1,207
London Metals - Aluminum	(75)	03/17/2025	4,790,569	82,520
London Metals - Copper	(83)	03/17/2025	18,164,965	678,675
London Metals - Lead	(6)	03/17/2025	292,221	13,279
London Metals - Nickel	(14)	03/17/2025	1,285,481	55,669
London Metals - Zinc	(26)	03/17/2025	1,937,221	28,813
Long Gilt	(1,194)	03/27/2025	138,130,848	1,683,880

The accompanying notes are an integral part of these financial statements.

13

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2024(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Low Sulphur Gas Oil	(107)	02/12/2025	$7,401,725	$(140,788)
MSCI EAFE Index	(2)	03/21/2025	226,750	132
MSCI Emerging Markets Index	(102)	03/21/2025	5,476,380	60,955
Natural Gas	(30)	01/29/2025	1,089,900	(92,479)
Nickel - 90 day settlement(a)	(1)	03/11/2025	91,757	3,324
NY Harbor ULSD	(116)	01/31/2025	11,285,501	(344,067)
Reformulated Gasoline Blendstock	(53)	01/31/2025	4,472,479	(113,632)
Sao Paulo Stock Exchange Index(Bovespa)	(225)	02/12/2025	4,427,851	125,529
Soybean Meal	(229)	03/14/2025	7,257,010	(422,720)
Soybeans	(452)	03/14/2025	22,837,300	(87,839)
Sugar #11	(156)	02/28/2025	3,365,107	60,445
Swiss Franc	(67)	03/17/2025	9,298,762	84,329
U.S. Treasury 10 Year Notes	(2,400)	03/20/2025	261,000,000	1,445,522
U.S. Treasury 2 Year Notes	(2,329)	03/31/2025	478,864,237	48,248
U.S. Treasury 5 Year Note	(3,048)	03/31/2025	324,016,689	1,050,059
U.S. Treasury Long Bonds	(984)	03/20/2025	112,022,250	1,351,324
U.S. Treasury Ultra Bonds	(245)	03/20/2025	29,132,031	49,123
Wheat	(380)	03/14/2025	10,478,500	161,538
Zinc - 90 day settlement(a)	(1)	01/07/2025	73,930	1,164
Zinc - 90 day settlement(a)	(1)	01/22/2025	74,068	6,946
Zinc - 90 day settlement(a)	(1)	02/04/2025	74,183	313
Zinc - 90 day settlement(a)	(2)	02/05/2025	148,400	1,033
				$ 7,351,798
Net Unrealized Appreciation (Depreciation)				$644,111

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

The accompanying notes are an integral part of these financial statements.

14

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	01/15/2025	CAD	64,410,000	USD	44,918,119	$(84,336)
Bank of America	03/19/2025	CAD	4,689,000	USD	3,287,497	(15,977)
Bank of America	03/19/2025	CHF	2,438,000	USD	2,756,615	(46,572)
Bank of America	02/19/2025	CNH	880,000	USD	120,747	(709)
Bank of America	01/15/2025	EUR	28,320,000	USD	29,536,001	(182,721)
Bank of America	03/19/2025	EUR	14,161,000	USD	14,796,893	(77,437)
Bank of America	01/15/2025	GBP	44,880,000	USD	57,056,428	(878,526)
Bank of America	03/19/2025	GBP	1,959,000	USD	2,490,148	(39,124)
Bank of America	01/06/2025	JPY	507,000,000	USD	3,212,398	12,127
Bank of America	01/07/2025	JPY	1,323,000,000	USD	8,442,328	(27,031)
Bank of America	01/15/2025	JPY	9,249,000,000	USD	60,542,303	(1,653,404)
Bank of America	03/19/2025	JPY	497,693,000	USD	3,229,263	(37,239)
Bank of America	01/15/2025	MXN	535,940,000	USD	26,354,938	(723,473)
Bank of America	03/19/2025	MXN	180,202,000	USD	8,791,939	(261,222)
Bank of America	03/19/2025	NZD	1,952,000	USD	1,118,031	(24,913)
Bank of America	01/15/2025	USD	66,836,855	CAD	94,160,000	1,295,029
Bank of America	03/19/2025	USD	106,627,994	CAD	150,177,000	1,849,342
Bank of America	03/19/2025	USD	89,223,251	CHF	78,092,000	2,417,412
Bank of America	02/19/2025	USD	5,465,702	CNH	39,910,000	21,710
Bank of America	01/15/2025	USD	68,823,996	EUR	65,530,000	903,076
Bank of America	03/19/2025	USD	119,185,372	EUR	113,145,000	1,578,362
Bank of America	01/15/2025	USD	48,537,974	GBP	38,600,000	220,974
Bank of America	03/19/2025	USD	16,045,887	GBP	12,731,000	117,364
Bank of America	01/06/2025	USD	3,214,212	JPY	507,000,000	(10,313)
Bank of America	01/07/2025	USD	8,398,686	JPY	1,323,000,000	(16,611)
Bank of America	01/15/2025	USD	91,939,810	JPY	13,902,000,000	3,425,001
Bank of America	03/19/2025	USD	55,445,316	JPY	8,432,204,000	1,364,181
Bank of America	01/15/2025	USD	10,435,374	MXN	213,750,000	212,726
Bank of America	03/19/2025	USD	30,525,355	MXN	626,238,000	879,409
Bank of America	03/19/2025	USD	36,221,922	NZD	62,548,000	1,195,095
Bank of America	03/19/2025	AUD	6,195,000	USD	3,876,082	(41,230)
Bank of America	03/19/2025	USD	72,833,568	AUD	114,667,000	1,851,976
Deutsche Bank	01/15/2025	AUD	27,330,000	USD	17,111,814	(195,635)
Deutsche Bank	01/15/2025	BRL	213,490,000	USD	35,046,773	(590,274)
Deutsche Bank	01/06/2025	CHF	1,010,000	USD	1,115,811	(2,172)
Deutsche Bank	01/15/2025	CHF	34,970,000	USD	39,733,188	(1,134,215)
Deutsche Bank	02/19/2025	CHF	2,360,000	USD	2,617,814	(2,917)
Deutsche Bank	01/15/2025	CLP	1,257,000,000	USD	1,279,527	(15,775)
Deutsche Bank	01/15/2025	ILS	7,310,000	USD	2,008,165	3,247
Deutsche Bank	01/15/2025	INR	371,740,000	USD	4,373,633	(38,640)
Deutsche Bank	01/15/2025	KRW	12,591,000,000	USD	8,789,431	(232,767)
Deutsche Bank	01/15/2025	NOK	184,730,000	USD	16,525,180	(297,718)
Deutsche Bank	01/06/2025	NZD	2,200,000	USD	1,236,733	(5,797)
Deutsche Bank	01/15/2025	NZD	50,620,000	USD	29,100,246	(775,832)
Deutsche Bank	01/15/2025	PLN	32,420,000	USD	7,938,561	(92,961)
Deutsche Bank	01/02/2025	SEK	7,050,000	USD	640,651	(3,375)

The accompanying notes are an integral part of these financial statements.

15

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2024(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	01/15/2025	SEK	78,990,000	USD	7,221,239	$(76,043)
Deutsche Bank	01/15/2025	SGD	10,620,000	USD	7,889,585	(107,979)
Deutsche Bank	01/15/2025	USD	48,232,947	AUD	75,280,000	1,637,631
Deutsche Bank	01/15/2025	USD	41,004,634	BRL	249,140,000	794,356
Deutsche Bank	01/06/2025	USD	1,112,830	CHF	1,010,000	(808)
Deutsche Bank	01/15/2025	USD	39,278,983	CHF	34,970,000	680,010
Deutsche Bank	02/19/2025	USD	1,014,006	CHF	910,000	5,719
Deutsche Bank	01/15/2025	USD	1,310,803	CLP	1,283,000,000	20,911
Deutsche Bank	01/15/2025	USD	3,728,460	ILS	13,550,000	56
Deutsche Bank	01/15/2025	USD	6,602,300	INR	561,140,000	58,646
Deutsche Bank	01/15/2025	USD	6,866,889	KRW	9,722,000,000	259,957
Deutsche Bank	01/15/2025	USD	16,951,858	NOK	189,170,000	334,368
Deutsche Bank	01/06/2025	USD	1,230,944	NZD	2,200,000	9
Deutsche Bank	01/15/2025	USD	35,032,108	NZD	60,400,000	1,235,297
Deutsche Bank	01/15/2025	USD	2,818,368	PLN	11,510,000	32,962
Deutsche Bank	01/02/2025	USD	641,461	SEK	7,050,000	4,186
Deutsche Bank	01/15/2025	USD	10,932,023	SEK	118,930,000	173,976
Deutsche Bank	01/15/2025	USD	3,797,110	SGD	5,140,000	30,871
Deutsche Bank	01/15/2025	USD	6,315,918	ZAR	115,570,000	200,570
Deutsche Bank	01/15/2025	ZAR	274,010,000	USD	15,128,857	(629,709)
Net Unrealized Appreciation (Depreciation)						$14,493,101

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these financial statements.

16

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 23.4%
United States Treasury Note
3.88%, 11/30/2027	$1,320,000	$1,304,944
1.38%, 10/31/2028	27,430,000	24,564,851
3.75%, 12/31/2028	18,345,000	17,930,804
4.25%, 02/28/2029	31,920,000	31,766,634
4.63%, 04/30/2029	39,715,000	40,090,431
3.25%, 06/30/2029	2,975,000	2,838,452
TOTAL U.S. TREASURY SECURITIES (Cost $119,406,576)		118,496,116
CORPORATE BONDS - 16.1%
Aerospace & Defense - 0.5%
Boeing Co., 3.25%, 02/01/2028	1,560,000	1,467,776
L3Harris Technologies, Inc., 5.40%, 01/15/2027	915,000	926,186
RTX Corp., 4.13%, 11/16/2028	410,000	399,024
		2,792,986
Agriculture - 0.1%
Philip Morris International, Inc., 4.63%, 11/01/2029	790,000	779,108
Apparel - 0.1%
Tapestry, Inc., 5.10%, 03/11/2030	365,000	360,841
Auto Manufacturers - 0.8%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	1,305,000	1,318,667
General Motors Financial Co., Inc., 4.90%, 10/06/2029	1,330,000	1,310,240
Toyota Motor Credit Corp.
5.60%, 09/11/2025	395,000	397,761
4.55%, 08/07/2026	320,000	320,201
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025(a)	800,000	775,097
		4,121,966
Banks - 6.1%
Banco Santander SA, 3.50%, 03/24/2025	655,000	653,470
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	2,480,000	2,453,426
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	3,475,000	3,561,415
Bank of America NA, 5.53%, 08/18/2026	3,220,000	3,262,374
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	590,000	573,696
Citibank NA, 4.93%, 08/06/2026	1,390,000	1,396,542
Credit Suisse AG, 5.00%, 07/09/2027	450,000	452,682
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	330,000	322,650
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	890,000	907,427
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	2,630,000	2,644,550
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	520,000	544,728
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	725,000	744,636
ING Groep NV, 3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	895,000	892,576

The accompanying notes are an integral part of these financial statements.

17

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
JPMorgan Chase & Co., 4.60% to 10/22/2029 then SOFR + 1.04%, 10/22/2030	$3,070,000	$3,014,279
Morgan Stanley, 4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030	1,825,000	1,785,817
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	2,285,000	2,288,089
NatWest Markets PLC, 5.41%, 05/17/2029(a)	750,000	759,695
Toronto-Dominion Bank
3.77%, 06/06/2025	585,000	582,827
1.25%, 09/10/2026	1,365,000	1,289,217
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	810,000	831,257
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	2,110,000	2,142,566
		31,103,919
Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	810,000	820,071
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	1,070,000	1,077,700
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	415,000	409,218
Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	415,000	414,845
Cosmetics & Personal Care - 0.5%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,575,000	1,529,047
Unilever Capital Corp., 4.25%, 08/12/2027	970,000	964,244
		2,493,291
Diversified Financial Services - 0.7%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,795,000	1,835,915
Air Lease Corp., 5.85%, 12/15/2027	970,000	994,205
Private Export Funding Corp., 3.25%, 06/15/2025	510,000	507,464
		3,337,584
Electric - 1.3%
Duke Energy Progress LLC, 3.45%, 03/15/2029	575,000	544,833
Florida Power & Light Co.
5.05%, 04/01/2028	1,055,000	1,065,259
4.40%, 05/15/2028	1,300,000	1,287,309
Georgia Power Co., 5.00%, 02/23/2027	1,115,000	1,123,307
NSTAR Electric Co., 3.20%, 05/15/2027	870,000	840,780
Southern California Edison Co., 1.20%, 02/01/2026	255,000	245,695
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,515,945	1,521,630
		6,628,813

The accompanying notes are an integral part of these financial statements.

18

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	$1,080,000	$1,083,853
4.88%, 09/01/2029	425,000	427,528
		1,511,381
Entertainment - 0.1%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	730,000	703,269
Food - 0.3%
General Mills, Inc., 4.88%, 01/30/2030	980,000	973,802
Sysco Corp., 3.25%, 07/15/2027	725,000	699,314
		1,673,116
Healthcare-Services - 0.2%
HCA, Inc., 3.13%, 03/15/2027	1,015,000	976,634
Insurance - 0.3%
Equitable Financial Life Global, 1.40%, 07/07/2025(a)	600,000	590,159
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	225,000	226,289
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	615,000	591,126
		1,407,574
Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	460,000	464,443
Media - 0.1%
Charter Communications Operating LLC, 4.91%, 07/23/2025	289,000	288,662
Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	390,000	393,182
Pharmaceuticals - 0.9%
AbbVie, Inc., 4.80%, 03/15/2029	430,000	429,834
Astrazeneca Finance LLC, 4.80%, 02/26/2027	370,000	372,127
CVS Health Corp.
2.88%, 06/01/2026	1,690,000	1,640,989
5.00%, 01/30/2029	280,000	276,211
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	1,665,000	1,650,210
		4,369,371
Pipelines - 0.8%
Enbridge, Inc.
2.50%, 02/14/2025	665,000	663,034
6.00%, 11/15/2028	715,000	740,300
Energy Transfer LP, 6.05%, 12/01/2026	1,645,000	1,680,222
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027(a)	435,000	433,502
Williams Cos., Inc., 4.90%, 03/15/2029	550,000	545,938
		4,062,996

The accompanying notes are an integral part of these financial statements.

19

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
REITS - 0.8%
American Homes 4 Rent LP, 4.90%, 02/15/2029	$395,000	$391,801
BrixmorOperating Partnership LP
3.85%, 02/01/2025	750,000	749,011
4.13%, 06/15/2026	510,000	504,691
Essex Portfolio LP, 1.70%, 03/01/2028	395,000	357,093
Kite Realty Group LP, 4.00%, 10/01/2026	1,265,000	1,245,630
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	900,000	910,176
		4,158,402
Retail - 0.4%
Home Depot, Inc., 4.88%, 06/25/2027	690,000	696,620
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	1,000,000	1,017,259
4.20%, 04/01/2030	410,000	394,110
		2,107,989
Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	545,000	547,288
Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	680,000	628,636
Telecommunications - 0.8%
AT&T, Inc., 2.30%, 06/01/2027	1,040,000	981,431
T-Mobile USA, Inc.
4.80%, 07/15/2028	695,000	691,143
4.85%, 01/15/2029	1,285,000	1,277,569
Verizon Communications, Inc., 2.10%, 03/22/2028	1,105,000	1,016,410
		3,966,553
TOTAL CORPORATE BONDS (Cost $81,198,075)		81,599,838

	Shares
COMMODITY POOLS - 14.7%
Galaxy Commodity - Polaris Fund LLC(b)(c)
Galaxy Plus Fund - Core Commodity I Feeder Fund (558) LLC	N/A	21,267,663
Galaxy Plus Fund - East Alpha Feeder Fund (548) LLC	N/A	28,744,139
Galaxy Plus Fund - Millburn Resource Oppty Feeder Fund (557)	N/A	24,419,517
TOTAL COMMODITY POOLS (Cost $109,620,217)		74,431,319

	Par
MORTGAGE-BACKED SECURITIES - 12.2%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.66% (1 mo. Term SOFR + 1.26%), 04/15/2034(a)	$1,250,000	1,159,375
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 6.09% (1 mo. Term SOFR + 1.69%), 07/15/2041(a)	500,000	502,967

The accompanying notes are an integral part of these financial statements.

20

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 5.55% (1 mo. Term SOFR + 1.15%), 01/15/2039(a)	$3,400,898	$3,389,270
BX Trust
Series 2021-CIP, Class A, 5.43% (1 mo. Term SOFR + 1.04%), 12/15/2038(a)	2,802,521	2,802,521
Series 2021-XL2, Class B, 5.51% (1 mo. Term SOFR + 1.11%), 10/15/2038(a)	2,450,000	2,443,875
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class A, 5.46% (1 mo. Term SOFR + 1.06%), 10/15/2038(a)	1,050,000	1,048,688
Commercial Mortgage Pass Through Certificates
Series 2015-3BP, Class A, 3.18%, 02/10/2035(a)	1,030,000	1,007,746
Series 2015-CR27, Class AM, 3.98%, 10/10/2048	1,000,000	987,890
Credit Suisse Mortgage Capital Certificates, Series 2017-CALI, Class A, 3.43%, 11/10/2032(a)	1,750,000	1,386,963
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, 5.63% (1 mo. Term SOFR + 1.23%), 11/15/2038(a)	2,646,919	2,643,610
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 7.03% (30 day avg SOFR US + 2.46%), 01/25/2031	960,638	981,303
Series 2022-R03, Class 1M2, 8.07% (30 day avg SOFR US + 3.50%), 03/25/2042(a)	2,137,057	2,243,910
Series 2022-R04, Class 1M2, 7.67% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	2,140,000	2,224,741
Series 2022-R05, Class 2M2, 7.57% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	130,000	134,737
Series 2022-R06, Class 1M2, 8.42% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	915,000	969,472
Series 2022-R07, Class 1M2, 9.21% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	1,870,000	2,020,767
Series 2022-R08, Class 1M2, 8.17% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	2,140,000	2,256,619
Series 2023-R01, Class 1M2, 8.31% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	2,830,000	3,019,684
Series 2023-R02, Class 1M2, 7.92% (30 day avg SOFR US + 3.35%), 01/25/2043(a)	2,000,000	2,107,744
Series 2023-R04, Class 1M2, 8.11% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	2,000,000	2,136,077
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A1, 2.76%, 09/25/2025	425,513	421,637
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1B, 7.47% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	2,626,000	2,719,544
Series 2022-DNA5, Class M1B, 9.23% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	1,485,000	1,592,394
Series 2022-DNA6, Class M1B, 8.27% (30 day avg SOFR US + 3.70%), 09/25/2042(a)	1,830,000	1,932,685
Series 2023-DNA1, Class M1B, 7.66% (30 day avg SOFR US + 3.10%), 03/25/2043(a)	760,000	797,216
Series 2023-DNA2, Class M1B, 7.81% (30 day avg SOFR US + 3.25%), 04/25/2043(a)	2,195,000	2,313,782

The accompanying notes are an integral part of these financial statements.

21

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026(d)	$443,964	$431,962
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 5.76% (1 mo. Term SOFR + 1.36%), 11/15/2036(a)	3,685,000	3,661,698
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(d)	710,425	630,533
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 5.56% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)	708,673	708,451
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	879,245	839,679
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.31% (1 mo. Term SOFR + 0.92%), 04/15/2038(a)	609,421	609,040
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75%, 03/25/2056(a)(d)	80,408	75,940
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.04% (1 mo. Term SOFR + 1.64%), 03/15/2039(a)	700,000	700,437
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.39% (1 mo. Term SOFR + 1.99%), 08/15/2029(a)	1,000,000	1,004,371
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.39% (1 mo. Term SOFR + 0.99%), 07/15/2038(a)	3,250,000	3,073,281
SMR Mortgage Trust, Series 2022-IND, Class A, 6.05% (1 mo. Term SOFR + 1.65%), 02/15/2039(a)	3,433,789	3,392,023
TX Trust, Series 2024-HOU, Class A, 5.99% (1 mo. Term SOFR + 1.59%), 06/15/2039(a)	600,000	598,509
UBS Commercial Mortgage Trust, Series 2017-C6, Class ASB, 3.50%, 12/15/2050	527,984	519,597
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060(a)(e)	94,218	92,320
TOTAL MORTGAGE-BACKED SECURITIES (Cost $62,401,850)		61,583,058
ASSET-BACKED SECURITIES - 10.5%
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 4.86% (1 mo. Term SOFR + 0.46%), 09/15/2045(a)	229	228
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	2,810,000	2,850,919
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(d)	31,044	29,563
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 5.50% (1 mo. Term SOFR + 1.16%), 01/25/2034	262,120	268,834
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 6.16% (1 mo. Term SOFR + 1.76%), 03/15/2032	98,417	101,206
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	3,475,000	3,519,020
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029	4,900,000	4,913,939
CarMax Auto Owner Trust
Series 2021-4, Class A3, 0.56%, 09/15/2026	568,770	562,375
Series 2024-4, Class A3, 4.60%, 10/15/2029	2,875,000	2,875,485

The accompanying notes are an integral part of these financial statements.

22

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Carvana Auto Receivables Trust
Series 2021-P4, Class A3, 1.31%, 01/11/2027	$885,410	$877,588
Series 2022-P3, Class A3, 4.61%, 11/10/2027	2,545,373	2,545,104
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(a)	1,988,500	1,882,065
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029(a)	178,924	179,138
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033(a)	218,482	213,410
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035(a)	934,553	874,960
Ford Credit Auto Owner Trust, Series 2024-D, Class A3, 4.61%, 08/15/2029	800,000	798,570
GM Financial Consumer Automobile Receivables Trust
Series 2021-3, Class A3, 0.48%, 06/16/2026	187,812	187,034
Series 2021-4, Class A3, 0.68%, 09/16/2026	364,283	360,892
Series 2023-4, Class A3, 5.78%, 08/16/2028	1,560,000	1,584,292
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	4,750,000	4,801,244
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033(a)	535,756	523,331
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	1,329,105	1,336,069
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/2026	926,268	927,647
Series 2024-1, Class A3, 5.21%, 08/15/2028	2,080,000	2,102,404
IPFS Corp., Series 2024-D, Class A, 5.34%, 04/15/2029(a)	1,890,000	1,904,228
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038(a)	151,489	147,794
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	361,950	343,433
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(a)	112,248	111,275
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069(a)	478,809	431,422
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051(a)	2,334,000	2,218,061
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	1,218,832	1,048,934
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	2,480,813	2,316,544
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029(a)	1,330,000	1,340,855
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033(a)	1,050,000	1,036,259
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	5,500,000	5,571,764
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	2,000,000	2,018,235
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/2026	343,169	341,355
TOTAL ASSET-BACKED SECURITIES (Cost $53,446,695)		53,145,476

The accompanying notes are an integral part of these financial statements.

23

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - 8.4%
Federal Farm Credit Banks Funding Corp., 4.38%, 03/08/2027	$3,720,000	$3,725,729
Federal Home Loan Banks
2.07%, 08/28/2025	5,970,000	5,884,090
0.60%, 02/12/2026	3,100,000	2,976,619
4.75%, 04/09/2027	6,200,000	6,286,324
1.10%, 02/25/2028	6,475,000	5,844,851
Federal National Mortgage Association
1.88%, 09/24/2026	4,523,000	4,346,637
0.75%, 10/08/2027	14,670,000	13,312,255
United States of America Executive Branch, Series 2012-20K, Class 1, 2.09%, 11/01/2032	3,403	3,103
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $42,144,070)		42,379,608
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	2,750,000	2,773,365
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.09% (1 mo. Term SOFR + 1.69%), 03/15/2041(a)	1,269,718	1,269,321
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4, 3.15%, 11/15/2049	300,000	289,014
Fannie Mae Connecticut Avenue Securities, Series 2023-R05, Class 1M2, 7.66% (30 day avg SOFR US + 3.10%), 06/25/2043(a)	225,000	237,054
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA1, Class M1B, 8.07% (30 day avg SOFR US + 3.50%), 05/25/2043(a)	1,010,000	1,072,599
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,581,973)		5,641,353
MUNICIPAL BONDS - 0.4%
County of King WA Sewer Revenue, 0.80%, 07/01/2025	320,000	314,510
State of Hawaii, 1.03%, 08/01/2025	1,955,000	1,919,177
TOTAL MUNICIPAL BONDS (Cost $2,275,000)		2,233,687
TOTAL INVESTMENTS - 86.8% (Cost $476,074,456)		$439,510,455
Money Market Deposit Account - 5.5%(f)(g)		27,982,746
Other Assets in Excess of Liabilities - 7.7%(h)		39,226,344
TOTAL NET ASSETS - 100.0%		$506,719,545

The accompanying notes are an integral part of these financial statements.

24

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $85,461,281 or 16.9% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Investment valued using net asset value per share as practical expedient and is made through an investment in Galaxy Commodity - Polaris Fund, LLC (“Galaxy”). See Note 2. Galaxy’s investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade independent of other sub-managers in the Platform in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances. The individual series of the Platform offer weekly redemptions.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(e)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(f)	A portion of this deposit account is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $43,985.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

(h)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $429,694.
The accompanying notes are an integral part of these financial statements.

25

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
December 31, 2024
LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized Appreciation	Counterparty
12-17-2027	LoCorr Commodities Index#	0.50%	Quarterly	$132,211,224	$41,335,635	$(24,463,320)	$16,872,315	Deutsche Bank AG

#
Comprised of a proprietary basket of Commodity Trading Advisor’s (“CTA”) Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments. See Notes 2 & 3.

The underlying components of the basket as of December 31, 2024 are shown below:#

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude (NYMEX)	Jan-25	3,681	$264,154,415	16.61%
Natural Gas	Feb-25	2,405	75,560,020	4.75%
Heating Oil	Jan-25	531	51,696,669	3.25%
Soybean	Mar-25	716	35,910,346	2.26%
Natural Gas	Jan-26	786	33,996,415	2.14%
Corn	Mar-25	1,304	29,810,999	1.87%
Brent Crude (ICE)	Jan-25	388	28,955,148	1.82%
Natural Gas	Feb-26	732	27,589,649	1.73%
Copper (COMEX)	Mar-25	202	20,309,717	1.28%
Wheat	Mar-25	668	18,374,494	1.16%
Gold	Feb-25	60	15,941,809	1.00%
Endex Dutch TTF Gas Future	Dec-25	444	15,523,781	0.98%
Endex Dutch TTF Gas Future	May-25	408	14,943,858	0.94%
Sugar No.11	Feb-25	621	13,422,946	0.84%
Live Cattle	Feb-25	150	11,414,479	0.72%
Gasoline RBOB	Feb-25	128	10,867,345	0.68%
WTI Crude (ICE)	Feb-25	151	10,796,258	0.68%
Cotton No.2	Mar-25	255	8,757,150	0.55%
Coffee	May-25	75	8,755,871	0.55%
Hard Red Wheat	Mar-25	259	7,210,497	0.45%
Silver	Mar-25	42	6,205,690	0.39%
Lean Hogs	Apr-25	169	5,834,572	0.37%
Endex Dutch TTF Gas Future	Feb-26	167	5,584,035	0.35%
Crude Palm Oil	Mar-25	223	5,546,222	0.35%
Endex Dutch TTF Gas Future	Jan-26	167	5,198,532	0.33%
Aluminum	Mar-25	81	5,182,093	0.33%
Total Purchase Contracts			737,543,010	46.38%

The accompanying notes are an integral part of these consolidated financial statements.

26

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
December 31, 2024(Continued)

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts - (Continued)
Sale Contracts:(1)
WTI Crude (NYMEX)	Feb-25	(2,948)	$210,126,704	13.22%
Natural Gas	Jan-25	(1,562)	57,779,390	3.63%
Natural Gas	Dec-25	(1,139)	52,811,709	3.32%
Soybean	May-25	(806)	40,886,401	2.57%
Heating Oil	Feb-25	(395)	38,081,003	2.39%
Natural Gas	Jun-25	(876)	30,966,867	1.95%
Corn	May-25	(1,269)	29,503,576	1.86%
Natural Gas (NYMEX)	Jan-25	(3,103)	28,706,650	1.81%
WTI Crude (NYMEX)	Mar-25	(378)	26,775,289	1.68%
Endex Dutch TTF Gas Future	Mar-25	(608)	22,425,516	1.41%
Wheat	May-25	(718)	20,124,030	1.27%
Copper (COMEX)	May-25	(173)	17,552,208	1.10%
Sugar No. 11	Apr-25	(759)	15,230,450	0.96%
Endex Dutch TTF Gas Future	Nov-25	(409)	14,411,701	0.91%
Gasoline RBOB	Jan-25	(171)	14,395,496	0.91%
Brent Crude (ICE)	Apr-25	(191)	14,059,598	0.88%
Live Cattle	Apr-25	(145)	11,230,325	0.71%
WTI Crude (NYMEX)	Apr-25	(145)	10,237,557	0.64%
Cotton No. 2	May-25	(260)	9,055,966	0.57%
Hard Red Wheat	May-25	(299)	8,468,264	0.53%
Natural Gas	Nov-25	(191)	8,293,650	0.52%
Endex Dutch TTF Gas Future	Apr-25	(176)	6,685,063	0.42%
Lean Hogs	Feb-25	(176)	5,680,736	0.36%
Total Sale Contracts			693,488,149	43.62%
Other Futures Contracts			136,330,137	8.57%
Total Futures Contracts			1,567,361,296	98.57%
Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$20,753,150	1.31%
Other Cash and Foreign Currency			1,936,800	0.12%
Total Cash and Foreign Currency			22,689,950	1.43%
Total Underlying Positions			$1,590,051,246	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.
The accompanying notes are an integral part of these consolidated financial statements.

27

LoCorr Market Trend Fund
Consolidated Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 32.7%
0.25%, 10/31/2025	$4,230,000	$4,093,648
4.25%, 01/31/2026	1,645,000	1,645,000
4.13%, 02/15/2027	13,615,000	13,576,708
3.88%, 11/30/2027	3,180,000	3,143,728
3.50%, 01/31/2028	15,065,000	14,717,799
1.38%, 10/31/2028	15,210,000	13,621,268
3.75%, 12/31/2028	7,860,000	7,682,536
4.25%, 02/28/2029	20,735,000	20,635,375
4.63%, 04/30/2029	23,205,000	23,424,360
3.25%, 06/30/2029	10,875,000	10,375,854
TOTAL U.S. TREASURY SECURITIES (Cost $113,493,518)		112,916,276
CORPORATE BONDS - 18.1%
Aerospace & Defense - 0.6%
Boeing Co., 3.25%, 02/01/2028	1,215,000	1,143,172
L3Harris Technologies, Inc., 5.40%, 01/15/2027	715,000	723,741
RTX Corp., 4.13%, 11/16/2028	315,000	306,567
		2,173,480
Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	610,000	601,590
Apparel - 0.1%
Tapestry, Inc., 5.10%, 03/11/2030	285,000	281,752
Auto Manufacturers - 1.0%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	1,095,000	1,106,467
General Motors Financial Co., Inc., 4.90%, 10/06/2029	1,020,000	1,004,846
Toyota Motor Credit Corp.
5.60%, 09/11/2025	315,000	317,202
4.55%, 08/07/2026	235,000	235,148
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025(a)	660,000	639,455
		3,303,118
Banks - 7.2%
Banco Santander SA, 3.50%, 03/24/2025	635,000	633,517
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	1,930,000	1,909,320
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	2,710,000	2,777,391
Bank of America NA, 5.53%, 08/18/2026	2,530,000	2,563,294
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	450,000	437,564
Citibank NA, 4.93%, 08/06/2026	1,130,000	1,135,318
Credit Suisse AG, 5.00%, 07/09/2027	465,000	467,772
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	280,000	273,763
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	715,000	729,000
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	2,030,000	2,041,231

The accompanying notes are an integral part of these financial statements.

28

LoCorr Market Trend Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	$405,000	$424,260
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	590,000	605,980
ING Groep NV, 3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	580,000	578,429
JPMorgan Chase & Co., 4.60% to 10/22/2029 then SOFR + 1.04%, 10/22/2030	2,410,000	2,366,258
Morgan Stanley, 4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030	1,395,000	1,365,049
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	1,825,000	1,827,467
NatWest Markets PLC, 5.41%, 05/17/2029(a)	675,000	683,725
Toronto-Dominion Bank
3.77%, 06/06/2025	445,000	443,347
1.25%, 09/10/2026	1,055,000	996,428
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	645,000	661,927
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,720,000	1,746,547
		24,667,587
Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	645,000	653,020
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	840,000	846,045
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	320,000	315,542
Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	305,000	304,886
Cosmetics & Personal Care - 0.6%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,290,000	1,252,362
Unilever Capital Corp., 4.25%, 08/12/2027	760,000	755,490
		2,007,852
Diversified Financial Services - 0.7%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,415,000	1,447,254
Air Lease Corp., 5.85%, 12/15/2027	760,000	778,964
Private Export Funding Corp., 3.25%, 06/15/2025	200,000	199,005
		2,425,223
Electric - 1.1%
Duke Energy Progress LLC, 3.45%, 03/15/2029	455,000	431,129
Florida Power & Light Co.
5.05%, 04/01/2028	790,000	797,682
4.40%, 05/15/2028	1,000,000	990,238
Georgia Power Co., 5.00%, 02/23/2027	880,000	886,556
NSTAR Electric Co., 3.20%, 05/15/2027	650,000	628,169
Southern California Edison Co., 1.20%, 02/01/2026	200,000	192,702
		3,926,476

The accompanying notes are an integral part of these financial statements.

29

LoCorr Market Trend Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	$825,000	$827,943
4.88%, 09/01/2029	340,000	342,023
		1,169,966
Entertainment - 0.2%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	555,000	534,677
Food - 0.4%
General Mills, Inc., 4.88%, 01/30/2030	760,000	755,193
Sysco Corp., 3.25%, 07/15/2027	555,000	535,337
		1,290,530
Healthcare-Services - 0.2%
HCA, Inc., 3.13%, 03/15/2027	780,000	750,517
Insurance - 0.3%
Equitable Financial Life Global, 1.40%, 07/07/2025(a)	460,000	452,456
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)	245,000	246,404
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	470,000	451,754
		1,150,614
Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	340,000	343,284
Media - 0.0%(b)
Charter Communications Operating LLC, 4.91%, 07/23/2025	181,000	180,788
Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	305,000	307,489
Pharmaceuticals - 1.0%
AbbVie, Inc., 4.80%, 03/15/2029	335,000	334,870
Astrazeneca Finance LLC, 4.80%, 02/26/2027	280,000	281,610
CVS Health Corp.
2.88%, 06/01/2026	1,310,000	1,272,009
5.00%, 01/30/2029	215,000	212,091
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	1,345,000	1,333,052
		3,433,632
Pipelines - 0.9%
Enbridge, Inc.
2.50%, 02/14/2025	450,000	448,670
6.00%, 11/15/2028	565,000	584,992
Energy Transfer LP, 6.05%, 12/01/2026	1,285,000	1,312,514
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027(a)	335,000	333,846
Williams Cos., Inc., 4.90%, 03/15/2029	425,000	421,861
		3,101,883

The accompanying notes are an integral part of these financial statements.

30

LoCorr Market Trend Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
REITS - 0.9%
American Homes 4 Rent LP, 4.90%, 02/15/2029	$315,000	$312,449
Brixmor Operating Partnership LP
3.85%, 02/01/2025	450,000	449,406
4.13%, 06/15/2026	385,000	380,993
Essex Portfolio LP, 1.70%, 03/01/2028	315,000	284,770
Kite Realty Group LP, 4.00%, 10/01/2026	990,000	974,841
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	730,000	738,254
		3,140,713
Retail - 0.5%
Home Depot, Inc., 4.88%, 06/25/2027	525,000	530,037
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	765,000	778,203
4.20%, 04/01/2030	315,000	302,792
		1,611,032
Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	410,000	411,721
Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	510,000	471,477
Telecommunications - 0.9%
AT&T, Inc., 2.30%, 06/01/2027	805,000	759,666
T-Mobile USA, Inc.
4.80%, 07/15/2028	530,000	527,059
4.85%, 01/15/2029	1,030,000	1,024,043
Verizon Communications, Inc., 2.10%, 03/22/2028	850,000	781,854
		3,092,622
TOTAL CORPORATE BONDS (Cost $62,337,871)		62,497,516
MORTGAGE-BACKED SECURITIES - 11.3%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.66% (1 mo. Term SOFR + 1.26%), 04/15/2034(a)	600,000	556,500
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 5.55% (1 mo. Term SOFR + 1.15%), 01/15/2039(a)	1,133,633	1,129,757
BANK-2022, Series 2022-BNK39, Class A1, 1.74%, 02/15/2055	307,457	297,524
BX Trust
Series 2022-VAMF, Class B, 5.68% (1 mo. Term SOFR + 1.28%), 01/15/2039(a)	250,000	249,219
Series 2024-XL5, Class A, 5.79% (1 mo. Term SOFR + 1.39%), 03/15/2041(a)	1,356,958	1,362,471
Computershare Corporate Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048	750,000	746,824

The accompanying notes are an integral part of these financial statements.

31

LoCorr Market Trend Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
ELP Commercial Mortgage Trust
Series 2021-ELP, Class A, 5.21% (1 mo. Term SOFR + 0.82%), 11/15/2038(a)	$1,445,318	$1,444,414
Series 2021-ELP, Class B, 5.63% (1 mo. Term SOFR + 1.23%), 11/15/2038(a)	948,896	947,709
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 7.03% (30 day avg SOFR US + 2.46%), 01/25/2031	416,991	425,961
Series 2022-R03, Class 1M2, 8.07% (30 day avg SOFR US + 3.50%), 03/25/2042(a)	2,000,000	2,100,000
Series 2022-R04, Class 1M2, 7.67% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	1,150,000	1,195,538
Series 2022-R05, Class 2M2, 7.57% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	35,000	36,275
Series 2022-R06, Class 1M2, 8.42% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	605,000	641,017
Series 2022-R07, Class 1M2, 9.21% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	1,050,000	1,134,655
Series 2022-R08, Class 1M2, 8.17% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	1,930,000	2,035,175
Series 2023-R01, Class 1M2, 8.31% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	865,000	922,978
Series 2023-R02, Class 1M2, 7.92% (30 day avg SOFR US + 3.35%), 01/25/2043(a)	1,445,000	1,522,845
Series 2023-R04, Class 1M2, 8.11% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	600,000	640,823
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1B, 7.47% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	2,050,000	2,123,026
Series 2022-DNA5, Class M1B, 9.23% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	2,185,000	2,343,017
Series 2022-DNA6, Class M1B, 8.27% (30 day avg SOFR US + 3.70%), 09/25/2042(a)	976,000	1,030,765
Series 2023-DNA1, Class M1B, 7.66% (30 day avg SOFR US + 3.10%), 03/25/2043(a)	745,000	781,482
Series 2023-DNA2, Class M1B, 7.81% (30 day avg SOFR US + 3.25%), 04/25/2043(a)	1,605,000	1,691,854
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 5.76% (1 mo. Term SOFR + 1.36%), 11/15/2036(a)	1,500,000	1,490,515
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 5.56% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)	330,714	330,611
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	446,135	426,059
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 6.11% (1 mo. Term SOFR + 1.54%), 12/15/2039(a)	2,130,000	2,126,670
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.80% (1 mo. Term SOFR + 1.40%), 03/15/2039(a)	1,500,000	1,498,594

The accompanying notes are an integral part of these financial statements.

32

LoCorr Market Trend Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class A, 3.79%, 11/15/2032(a)(c)	$849,435	$798,486
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.04% (1 mo. Term SOFR + 1.64%), 03/15/2039(a)	1,400,000	1,400,875
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.39% (1 mo. Term SOFR + 1.99%), 08/15/2029(a)	1,875,000	1,883,196
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.39% (1 mo. Term SOFR + 0.99%), 07/15/2038(a)	1,000,000	945,625
SMR Mortgage Trust, Series 2022-IND, Class A, 6.05% (1 mo. Term SOFR + 1.65%), 02/15/2039(a)	1,144,596	1,130,674
SREIT Trust, Series 2021-MFP2, Class A, 5.33% (1 mo. Term SOFR + 0.94%), 11/15/2036(a)	1,500,000	1,496,250
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060(a)(d)	44,338	43,445
TOTAL MORTGAGE-BACKED SECURITIES (Cost $38,942,904)		38,930,829
ASSET-BACKED SECURITIES - 9.8%
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	1,870,000	1,897,231
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(c)	12,418	11,825
Avis Budget Car Rental LLC, Series 2023-2A, Class A, 5.20%, 10/20/2027(a)	200,000	201,025
CarMax Auto Owner Trust
Series 2021-4, Class A3, 0.56%, 09/15/2026	129,167	127,715
Series 2024-4, Class A3, 4.60%, 10/15/2029	2,450,000	2,450,414
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	1,281,005	1,280,869
Series 2024-P4, Class A3, 4.64%, 01/10/2030	400,000	399,026
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	1,000,000	984,231
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(a)	630,500	596,752
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	1,175,000	1,185,134
Series 2024-C, Class A3, 4.07%, 07/15/2029	2,450,000	2,431,617
Series 2024-D, Class A3, 4.61%, 08/15/2029	750,000	748,659
GM Financial Consumer Automobile Receivables Trust
Series 2021-3, Class A3, 0.48%, 06/16/2026	81,304	80,967
Series 2023-4, Class A3, 5.78%, 08/16/2028	1,380,000	1,401,489
Series 2024-2, Class A3, 5.10%, 03/16/2029	825,000	832,817
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	2,280,000	2,304,597
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033(a)	159,927	156,218
Series 2023-1A, Class A, 5.72%, 01/25/2038(a)	85,815	86,735
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	402,759	404,869
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	940,000	950,125

The accompanying notes are an integral part of these financial statements.

33

LoCorr Market Trend Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
IPFS Corp.
Series 2022-D, Class A, 4.27%, 08/15/2027(a)	$1,200,000	$1,197,592
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	500,000	502,620
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	1,240,000	1,249,335
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036(a)	340,836	337,881
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	2,453,990	2,472,107
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051(a)	778,000	739,354
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040(a)	139,871	140,336
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	1,007,063	940,379
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029(a)	610,000	614,978
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033(a)	500,000	493,457
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	2,850,000	2,887,187
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027(a)	2,350,000	2,368,993
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	1,300,000	1,311,853
TOTAL ASSET-BACKED SECURITIES (Cost $33,716,654)		33,788,387
U.S. GOVERNMENT AGENCY ISSUES - 9.3%
Federal Farm Credit Banks Funding Corp., 4.38%, 03/08/2027	6,555,000	6,565,095
Federal Home Loan Banks
2.07%, 08/28/2025	2,145,000	2,114,133
0.60%, 02/12/2026	1,990,000	1,910,797
1.00%, 03/23/2026	1,950,000	1,872,597
4.63%, 09/11/2026	7,070,000	7,105,876
4.75%, 04/09/2027	4,050,000	4,106,389
1.10%, 02/25/2028	2,365,000	2,134,837
Federal National Mortgage Association
1.88%, 09/24/2026	2,735,000	2,628,356
0.75%, 10/08/2027	3,825,000	3,470,987
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $31,717,824)		31,909,067
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.09% (1 mo. Term SOFR + 1.69%), 03/15/2041(a)	507,887	507,729
Fannie Mae Connecticut Avenue Securities, Series 2023-R05, Class 1M2, 7.66% (30 day avg SOFR US + 3.10%), 06/25/2043(a)	550,000	579,466
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA1, Class M1B, 8.07% (30 day avg SOFR US + 3.50%), 05/25/2043(a)	890,000	945,161
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,029,690)		2,032,356

The accompanying notes are an integral part of these financial statements.

34

LoCorr Market Trend Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - 0.2%
State of Hawaii, 1.03%, 08/01/2025	$720,000	$706,807
TOTAL MUNICIPAL BONDS (Cost $719,999)		706,807
TOTAL INVESTMENTS - 82.0% (Cost $282,958,460)		$282,781,238
Money Market Deposit Account - 3.8%(e)(f)		13,045,408
Other Assets in Excess of Liabilities - 14.2%(g)		48,912,803
TOTAL NET ASSETS - 100.0%		$344,739,449

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $56,518,094 or 16.4% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(d)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(e)	A portion of this security is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $413,651.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

(g)	Includes assets pledged as collateral for derivatives contracts. As of the reporting date, the value of these assets total $42,001,956.
The accompanying notes are an integral part of these financial statements.

35

LoCorr Market Trend Fund
Consolidated Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	1,177	06/15/2026	$298,779,315	$(566,067)
Arabica Coffee	60	03/19/2025	7,194,375	1,522,350
Brent Crude Oil	18	01/31/2025	1,343,520	19,981
Crude Oil	53	01/21/2025	3,801,160	80,400
Dollar Index	88	03/17/2025	9,530,048	180,516
Dow Jones Industrial Average Index	81	03/21/2025	17,363,565	(565,307)
Euro STOXX 50 Quanto Index	205	03/21/2025	10,364,775	(196,667)
Euro-BOBL	474	03/06/2025	57,868,468	(631,180)
Euro-Bund	39	03/06/2025	5,390,733	(99,035)
Euro-Schatz	1,531	03/06/2025	169,666,181	(710,931)
FTSE 100 Index	67	03/21/2025	6,861,547	(58,287)
German Stock Index	78	03/21/2025	40,503,216	(894,973)
Gold	92	02/26/2025	24,297,200	(244,590)
Hang Seng Index	156	01/27/2025	20,173,254	160,140
London Cocoa	25	03/14/2025	2,861,516	1,254,796
London Metals - Aluminum	100	03/17/2025	6,387,425	(42,217)
London Metals - Copper	64	03/17/2025	14,006,720	(690,878)
London Metals - Zinc	62	03/17/2025	4,619,527	28,631
Nasdaq 100 Index	78	03/21/2025	33,113,340	(1,586,261)
Natural Gas	25	01/29/2025	908,250	(21,280)
Nikkei 225 Index	85	03/13/2025	21,554,546	287,190
Russell 2000 Index	57	03/21/2025	6,411,930	(404,314)
S&P 500 Index	163	03/21/2025	48,376,362	(1,636,224)
Silver	53	03/27/2025	7,749,130	(461,180)
TOPIX Index	156	03/13/2025	27,626,807	390,807
				$(4,884,580)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(14)	03/12/2025	$1,264,711	$2,698
3-Month Secured Overnight Financing Rate	(1,541)	09/15/2026	370,071,150	460,364
Austrailian Government 10 Year Bonds	(223)	03/17/2025	15,579,708	100,815
CAC40 10 Euro Index	(159)	01/17/2025	12,162,292	23,724
Canadian 10 Year Government Bonds	(95)	03/20/2025	8,103,204	6,837
Corn No. 2 Yellow	(361)	03/14/2025	8,275,925	(441,263)
Cotton No.2	(88)	03/07/2025	3,009,600	178,604
Crude Soybean Oil	(124)	03/14/2025	3,002,784	121,008
Hard Red Winter Wheat	(177)	03/14/2025	4,949,362	(32,835)
ICE 3 Month SONIA Rate	(177)	09/15/2026	53,185,975	(30,263)
Japanese 10 Year Government Bonds	(87)	03/13/2025	78,460,072	275,009
London Metals - Aluminum	(8)	03/17/2025	510,994	972
London Metals - Copper	(36)	03/17/2025	7,878,780	254,674
London Metals - Zinc	(5)	03/17/2025	372,542	4,244
Long Gilt	(491)	03/27/2025	56,802,551	1,305,806
Low Sulphur Gas Oil	(78)	02/12/2025	5,395,650	(103,876)

The accompanying notes are an integral part of these financial statements.

36

LoCorr Market Trend Fund
Consolidated Schedule of Futures Contracts
December 31, 2024(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
NY Harbor ULSD	(85)	01/31/2025	$8,269,548	$(254,070)
Reformulated Gasoline Blendstock	(39)	01/31/2025	3,291,070	(83,172)
Soybean Meal	(141)	03/14/2025	4,468,290	(280,867)
Soybeans	(293)	03/14/2025	14,803,825	24,929
Sugar #11	(74)	02/28/2025	1,596,269	(552)
U.S. Treasury 10 Year Notes	(739)	03/20/2025	80,366,250	989,262
U.S. Treasury 2 Year Notes	(1,103)	03/31/2025	226,787,142	134,081
U.S. Treasury 5 Year Note	(1,089)	03/31/2025	115,765,805	686,790
U.S. Treasury Long Bonds	(308)	03/20/2025	35,063,875	957,157
Wheat	(247)	03/14/2025	6,811,025	116,813
				$4,416,889
Net Unrealized Appreciation (Depreciation)				$(467,691)

The accompanying notes are an integral part of these financial statements.

37

LoCorr Market Trend Fund
Consolidated Schedule of Forward Currency Contracts
December 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	03/19/2025	AUD	7,097,000	USD	4,446,190	$(52,979)
Bank of America	03/19/2025	CAD	7,310,000	USD	5,119,859	(19,665)
Bank of America	03/19/2025	CHF	3,801,000	USD	4,291,080	(65,948)
Bank of America	03/19/2025	EUR	13,072,000	USD	13,666,238	(78,728)
Bank of America	03/19/2025	GBP	1,459,000	USD	1,854,614	(29,171)
Bank of America	03/19/2025	JPY	471,283,000	USD	3,054,556	(31,915)
Bank of America	03/19/2025	MXN	143,774,000	USD	7,012,094	(205,869)
Bank of America	03/19/2025	NZD	3,044,000	USD	1,737,208	(32,570)
Bank of America	03/19/2025	USD	54,729,853	AUD	86,174,000	1,386,103
Bank of America	03/19/2025	USD	80,483,642	CAD	113,371,000	1,384,575
Bank of America	03/19/2025	USD	67,344,250	CHF	58,953,000	1,813,022
Bank of America	03/19/2025	USD	89,776,824	EUR	85,231,000	1,184,636
Bank of America	03/19/2025	USD	11,737,793	GBP	9,312,000	86,987
Bank of America	03/19/2025	USD	41,132,260	JPY	6,255,567,000	1,011,295
Bank of America	03/19/2025	USD	22,857,775	MXN	468,935,000	658,512
Bank of America	03/19/2025	USD	27,339,292	NZD	47,218,000	897,252
Net Unrealized Appreciation (Depreciation)						$7,905,537

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

38

LoCorr Hedged Core Fund
Consolidated Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 15.3%
United States Treasury Note
1.50%, 08/15/2026	$9,570,500	$9,161,136
3.50%, 01/31/2028	6,854,500	6,696,525
4.63%, 04/30/2029	4,995,400	5,042,622
3.25%, 06/30/2029	5,535,800	5,281,716
TOTAL U.S. TREASURY SECURITIES (Cost $26,378,846)		26,181,999
	Shares
COMMODITY POOLS - 10.4%
Galaxy Commodity-Polaris II Fund LLC(a)(b)
Galaxy Plus Fund - Core Commodity I Feeder Fund (558) LLC	N/A	3,985,422
Galaxy Plus Fund - East Alpha Feeder Fund (548) LLC	N/A	4,756,438
Galaxy Plus Fund - Millburn Resource Oppty Feeder Fund (557)	N/A	8,881,879
TOTAL COMMODITY POOLS (Cost $19,513,000)		17,623,739
	Par
CORPORATE BONDS - 6.4%
Aerospace & Defense - 0.2%
Boeing Co., 3.25%, 02/01/2028	$220,000	206,994
L3Harris Technologies, Inc., 5.40%, 01/15/2027	130,000	131,589
RTX Corp., 4.13%, 11/16/2028	60,000	58,394
		396,977
Agriculture - 0.1%
Philip Morris International, Inc., 4.63%, 11/01/2029	115,000	113,414
Apparel - 0.0%(c)
Tapestry, Inc., 5.10%, 03/11/2030	55,000	54,373
Auto Manufacturers - 0.3%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	185,000	186,938
General Motors Financial Co., Inc., 4.90%, 10/06/2029	185,000	182,251
Toyota Motor Credit Corp., 5.60%, 09/11/2025	65,000	65,454
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025(d)	100,000	96,888
		531,531
Banks - 2.6%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	345,000	341,303
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	490,000	502,184
Bank of America NA, 5.53%, 08/18/2026	450,000	455,922
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	80,000	77,789
Citibank NA, 4.93%, 08/06/2026	200,000	200,941
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	40,000	39,109
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(d)	95,000	96,860
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	365,000	367,019

The accompanying notes are an integral part of these consolidated financial statements.

39

LoCorr Hedged Core Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	$75,000	$78,567
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	120,000	123,250
JPMorgan Chase & Co., 4.60% to 10/22/2029 then SOFR + 1.04%, 10/22/2030	430,000	422,196
Morgan Stanley, 4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030	250,000	244,632
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	325,000	325,439
NatWest Markets PLC, 5.41%, 05/17/2029(d)	120,000	121,551
Toronto-Dominion Bank
3.77%, 06/06/2025	85,000	84,684
1.25%, 09/10/2026	195,000	184,174
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(d)	220,000	225,774
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	315,000	319,862
		4,211,256
Beverages - 0.1%
PepsiCo, Inc., 5.13%, 11/10/2026	115,000	116,430
Biotechnology - 0.1%
Amgen, Inc., 5.15%, 03/02/2028	150,000	151,079
Building Materials - 0.0%(c)
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	55,000	54,234
Chemicals - 0.0%(c)
Nutrien Ltd., 4.90%, 03/27/2028	55,000	54,979
Cosmetics & Personal Care - 0.2%
Haleon US Capital LLC, 3.38%, 03/24/2027	240,000	232,998
Unilever Capital Corp., 4.25%, 08/12/2027	105,000	104,377
		337,375
Diversified Financial Services - 0.2%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	260,000	265,927
Air Lease Corp., 5.85%, 12/15/2027	140,000	143,493
		409,420
Electric - 0.4%
Duke Energy Progress LLC, 3.45%, 03/15/2029	85,000	80,541
Florida Power & Light Co.
5.05%, 04/01/2028	140,000	141,361
4.40%, 05/15/2028	185,000	183,194
Georgia Power Co., 5.00%, 02/23/2027	160,000	161,192
NSTAR Electric Co., 3.20%, 05/15/2027	120,000	115,970
Southern California Edison Co., 1.20%, 02/01/2026	35,000	33,723
		715,981
Honeywell International, Inc.
4.65%, 07/30/2027	150,000	150,535
4.88%, 09/01/2029	60,000	60,357
		210,892

The accompanying notes are an integral part of these consolidated financial statements.

40

LoCorr Hedged Core Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Entertainment - 0.1%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	$105,000	$101,155
Food - 0.2%
General Mills, Inc., 4.88%, 01/30/2030	140,000	139,115
Sysco Corp., 3.25%, 07/15/2027	105,000	101,280
		240,395
Healthcare-Services - 0.1%
HCA, Inc., 3.13%, 03/15/2027	145,000	139,519
Insurance - 0.1%
Equitable Financial Life Global, 1.40%, 07/07/2025(d)	85,000	83,606
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(d)	30,000	30,172
Principal Life Global Funding II, 0.88%, 01/12/2026(d)	90,000	86,506
		200,284
Machinery-Diversified - 0.0%(c)
John Deere Capital Corp., 4.95%, 07/14/2028	60,000	60,580
Media - 0.0%(c)
Charter Communications Operating LLC, 4.91%, 07/23/2025	40,000	39,953
Packaging & Containers - 0.0%(c)
Amcor Group Finance PLC, 5.45%, 05/23/2029	55,000	55,449
Pharmaceuticals - 0.4%
AbbVie, Inc., 4.80%, 03/15/2029	60,000	59,977
Astrazeneca Finance LLC, 4.80%, 02/26/2027	50,000	50,287
CVS Health Corp.
2.88%, 06/01/2026	240,000	233,040
5.00%, 01/30/2029	40,000	39,459
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	245,000	242,824
		625,587
Pipelines - 0.3%
Enbridge, Inc.
2.50%, 02/14/2025	85,000	84,749
6.00%, 11/15/2028	100,000	103,538
Energy Transfer LP, 6.05%, 12/01/2026	235,000	240,032
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027(d)	65,000	64,776
Williams Cos., Inc., 4.90%, 03/15/2029	75,000	74,446
		567,541
REITS - 0.3%
American Homes 4 Rent LP, 4.90%, 02/15/2029	55,000	54,555
BrixmorOperating Partnership LP
3.85%, 02/01/2025	95,000	94,875
4.13%, 06/15/2026	70,000	69,271
Essex Portfolio LP, 1.70%, 03/01/2028	60,000	54,242
Kite Realty Group LP, 4.00%, 10/01/2026	180,000	177,243

The accompanying notes are an integral part of these consolidated financial statements.

41

LoCorr Hedged Core Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
REITS - (Continued)
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(d)	$135,000	$136,527
		586,713
Retail - 0.2%
Home Depot, Inc., 4.88%, 06/25/2027	95,000	95,911
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	145,000	147,503
4.20%, 04/01/2030	60,000	57,675
		301,089
Semiconductors - 0.0%(c)
Texas Instruments, Inc., 4.60%, 02/08/2027	75,000	75,315
Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	95,000	87,824
Telecommunications - 0.3%
AT&T, Inc., 2.30%, 06/01/2027	150,000	141,553
T-Mobile USA, Inc.
4.80%, 07/15/2028	95,000	94,473
4.85%, 01/15/2029	180,000	178,959
Verizon Communications, Inc., 2.10%, 03/22/2028	150,000	137,974
		552,959
TOTAL CORPORATE BONDS (Cost $11,115,066)		10,992,304
ASSET-BACKED SECURITIES - 3.5%
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(d)	250,000	253,167
BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.18%, 10/25/2027	250,000	248,405
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029	250,000	245,544
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	400,000	400,068
Carvana Auto Receivables Trust
Series 2023-P1, Class A4, 5.94%, 01/10/2029(d)	500,000	510,713
Series 2024-P4, Class A3, 4.64%, 01/10/2030	500,000	498,782
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	250,000	246,058
Ford Credit Auto Owner Trust
Series 2024-C, Class A3, 4.07%, 07/15/2029	250,000	248,124
Series 2024-D, Class A3, 4.61%, 08/15/2029	75,000	74,866
GM Financial Leasing Trust, Series 2024-3, Class A3, 4.21%, 10/20/2027	250,000	248,905
Honda Auto Receivables Owner Trust, Series 2024-4, Class A3, 4.33%, 05/15/2029	500,000	497,554
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52%, 03/15/2029(d)	350,000	348,836
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030(d)	500,000	498,301
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35%, 10/20/2027(d)	250,000	249,049
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027(d)	350,000	351,120
T-Mobile US, Inc., Series 2024-2A, Class A, 4.25%, 05/21/2029(d)	250,000	248,027

The accompanying notes are an integral part of these consolidated financial statements.

42

LoCorr Hedged Core Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Toyota Auto Receivables Owner Trust, Series 2024-D, Class A3, 4.40%, 06/15/2029	$350,000	$349,541
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027(d)	250,000	252,021
World Omni Auto Receivables Trust, Series 2024-A, Class A3, 4.86%, 03/15/2029	250,000	251,108
TOTAL ASSET-BACKED SECURITIES (Cost $6,044,957)		6,020,189
U.S. GOVERNMENT AGENCY ISSUES - 3.1%
Federal Farm Credit Banks Funding Corp
3.88%, 09/03/2026	400,000	397,502
1.00%, 10/07/2026	1,000,000	943,342
3.50%, 06/23/2027	425,000	417,212
Federal Home Loan Banks
4.38%, 06/12/2026	500,000	500,590
3.63%, 09/04/2026	250,000	248,137
4.63%, 09/11/2026	250,000	251,269
4.00%, 10/09/2026	700,000	698,423
4.13%, 09/10/2027	425,000	422,924
4.25%, 12/10/2027	1,100,000	1,098,345
Federal National Mortgage Association, 1.88%, 09/24/2026	250,000	240,252
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $5,258,656)		5,217,996
MORTGAGE-BACKED SECURITIES - 3.0%
BX Trust, Series 2022-AHP, Class A, 5.39% (1 mo. Term SOFR + 0.99%), 01/17/2039(d)	350,000	349,016
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 7.67% (30 day avg SOFR US + 3.10%), 03/25/2042(d)	550,000	571,779
Series 2022-R07, Class 1M2, 9.21% (30 day avg SOFR US + 4.65%), 06/25/2042(d)	550,000	594,343
Series 2023-R01, Class 1M2, 8.31% (30 day avg SOFR US + 3.75%), 12/25/2042(d)	250,000	266,757
Series 2023-R02, Class 1M2, 7.92% (30 day avg SOFR US + 3.35%), 01/25/2043(d)	101,000	106,441
Series 2023-R04, Class 1M2, 8.11% (30 day avg SOFR US + 3.55%), 05/25/2043(d)	350,000	373,813
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1B, 7.92% (30 day avg SOFR US + 3.35%), 05/25/2042(d)	550,000	575,366
Series 2022-DNA5, Class M1B, 9.23% (30 day avg SOFR US + 4.50%), 06/25/2042(d)	125,000	134,040
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 6.11% (1 mo. Term SOFR + 1.54%), 12/15/2039(d)	250,000	249,609
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.04% (1 mo. Term SOFR + 1.64%), 03/15/2039(d)	504,000	504,315

The accompanying notes are an integral part of these consolidated financial statements.

43

LoCorr Hedged Core Fund
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.39% (1 mo. Term SOFR + 1.99%), 08/15/2029(d)	$500,000	$502,185
SREIT Trust, Series 2021-MFP2, Class A, 5.33% (1 mo. Term SOFR + 0.94%), 11/15/2036(d)	975,000	972,563
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,200,305)		5,200,227
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Fannie Mae Connecticut Avenue Securities, Series 2023-R05, Class 1M2, 7.66% (30 day avg SOFR US + 3.10%), 06/25/2043(d)	250,000	263,393
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA1, Class M1B, 8.07% (30 day avg SOFR US + 3.50%), 05/25/2043(d)	550,000	584,089
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $847,582)		847,482
TOTAL INVESTMENTS - 42.2% (Cost $74,358,412)		$72,083,936
Money Market Deposit Account - 49.4%(e)(f)		84,281,289
Other Assets in Excess of Liabilities - 8.4%(g)		14,368,720
TOTAL NET ASSETS - 100.0%		$170,733,945

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Investment valued using net asset value per share as practical expedient and is made through an investment in Galaxy Commodity - Polaris II Fund, LLC (“Galaxy”). See Note 2. Galaxy’s investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlations to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade independent of other sub-managers in the Platform. In a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in a certain limited circumstances. The individual series of the Platform offer weekly redemptions.

(c)	Represents less than 0.05% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $9,701,603 or 5.7% of the Fund’s net assets.

(e)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $10,313.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

(g)	Includes assets pledged as collateral for derivatives contracts. As of the reporting date, the net value of these assets totals $12,124,255.
The accompanying notes are an integral part of these consolidated financial statements.

44

LoCorr Hedged Core Fund
Consolidated Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
3 Month Euribor	11	09/15/2025	$2,793,469	$(1,885)
3 Month Euribor	12	12/15/2025	3,048,354	(2,014)
3 Month Euribor	11	03/16/2026	2,793,754	(1,393)
3 Month Euribor	99	06/15/2026	25,130,970	(33,860)
3 Month Euribor	5	09/14/2026	1,268,594	(1,959)
3 Month Euribor	4	12/14/2026	1,014,460	(1,453)
3 Month Euribor	3	03/15/2027	760,535	(1,323)
Aluminum - 90 day settlement(a)	1	03/20/2025	63,791	162
Arabica Coffee	6	03/19/2025	719,438	23,515
ASX SPI 200 Index	1	03/20/2025	126,080	(1,131)
Austrailian Government 10 Year Bonds	2	03/17/2025	139,728	611
Brent Crude Oil	26	01/31/2025	1,940,640	40,456
Brent Crude Oil	10	02/28/2025	742,400	10,587
Brent Crude Oil	2	03/31/2025	147,760	3,457
Brent Crude Oil	1	04/30/2025	73,560	709
Brent Crude Oil	1	05/30/2025	73,250	1,809
British Pound	3	03/17/2025	234,431	(1,231)
Canadian 10 Year Government Bonds	4	03/20/2025	341,188	900
Copper	1	03/27/2025	100,663	(1,652)
Copper - 90 day settlement(a)	1	03/07/2025	218,670	(10,958)
Crude Oil	22	01/21/2025	1,577,840	43,507
Crude Oil	5	02/20/2025	356,250	10,010
Crude Oil	2	03/20/2025	141,720	1,926
Crude Oil	1	04/22/2025	70,500	2,498
Dollar Index	7	03/17/2025	758,072	12,953
Dow Jones Industrial Average Index	10	03/21/2025	2,143,650	(45,483)
Euro	14	03/17/2025	1,817,988	(9,677)
Euro STOXX 50 Quanto Index	17	03/21/2025	859,518	(13,706)
Euro-BOBL	37	03/06/2025	4,517,159	(43,189)
Euro-BTP Italian Government Bonds	4	03/06/2025	497,126	(727)
Euro-Bund	3	03/06/2025	414,672	(7,378)
Euro-Schatz	119	03/06/2025	13,187,639	(41,284)
FTSE 100 Index	16	03/21/2025	1,638,578	1,895
FTSE/JSE Top 40 Index	2	03/20/2025	80,891	(663)
FTSE/MIB Index	1	03/21/2025	177,648	(181)
German Stock Index	7	03/21/2025	3,634,904	(68,274)
Gold	11	02/26/2025	2,905,100	(5,543)
Hang Seng Index	12	01/27/2025	1,551,789	12,471
IBEX 35 Index	1	01/17/2025	120,020	2,478
Japanese 10 Year Government Bonds	1	03/13/2025	901,840	(2,163)
London Cocoa	2	03/14/2025	228,921	67,487
London Metals - Aluminum	13	03/17/2025	830,365	(15,820)
London Metals - Copper	5	03/17/2025	1,094,275	(57,565)
London Metals - Zinc	6	03/17/2025	447,051	(6,669)
Low Sulphur Gas Oil	3	02/12/2025	207,525	1,521
Low Sulphur Gas Oil	3	03/12/2025	206,400	1,596

The accompanying notes are an integral part of these consolidated financial statements.

45

LoCorr Hedged Core Fund
Consolidated Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Low Sulphur Gas Oil	1	04/10/2025	$68,275	$624
Mexican Peso	4	03/17/2025	94,500	(3,328)
Nasdaq 100 Index	9	03/21/2025	3,820,770	(125,237)
Natural Gas	2	01/29/2025	72,660	(1,294)
Natural Gas	10	01/30/2025	340,312	5,401
New Zealand Dollar	1	03/17/2025	55,975	(367)
Nikkei 225 Index	11	03/13/2025	2,789,412	17,202
Nikkei 225 Index	1	03/13/2025	124,837	(2,368)
NY Harbor ULSD	3	01/31/2025	291,866	3,270
NY Harbor ULSD	2	02/28/2025	192,730	2,046
NY Harbor ULSD	1	03/31/2025	94,966	111
Reformulated Gasoline Blendstock	1	01/31/2025	84,386	36
Reformulated Gasoline Blendstock	1	02/28/2025	85,222	2,959
Reformulated Gasoline Blendstock	1	03/31/2025	93,555	2,753
Russell 2000 Index	7	03/21/2025	787,430	(28,832)
S&P 500 Index	23	03/21/2025	6,826,113	(141,986)
S&P Toronto Stock Exchange 60 Index	2	03/20/2025	413,260	1,083
SET50 Index	14	03/28/2025	74,199	34
SGX FTSE Taiwan Index	1	01/21/2025	76,560	(771)
Silver	5	03/27/2025	731,050	(42,351)
TOPIX Index	16	03/13/2025	2,833,519	33,811
				$(413,837)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(9)	03/12/2025	$813,029	$1,533
10 Year U.S. Ultra Treasury Notes	(17)	03/20/2025	1,892,313	2,712
3-Month Secured Overnight Financing Rate	(2)	12/16/2025	480,100	(391)
3-Month Secured Overnight Financing Rate	(1)	03/17/2026	240,138	(177)
3-Month Secured Overnight Financing Rate	(2)	06/16/2026	480,325	(316)
3-Month Secured Overnight Financing Rate	(126)	09/15/2026	30,258,899	33,502
3-Month Secured Overnight Financing Rate	(5)	12/15/2026	1,200,625	1,341
3-Month Secured Overnight Financing Rate	(6)	03/16/2027	1,440,525	2,065
3-Month Secured Overnight Financing Rate	(5)	06/15/2027	1,200,313	2,141
3-Month Secured Overnight Financing Rate	(25)	09/14/2027	6,000,625	(2,323)
Aluminum - 90 day settlement(a)	(1)	03/20/2025	63,791	(680)
Austrailian Government 10 Year Bonds	(17)	03/17/2025	1,187,691	6,367
Austrailian Government 3 Year Bonds	(3)	03/17/2025	197,111	(122)
Australian Dollar	(32)	03/17/2025	1,980,800	18,737
British Pound	(10)	03/17/2025	781,438	1,245
CAC40 10 Euro Index	(13)	01/17/2025	994,401	(178)
Canadian 10 Year Government Bonds	(7)	03/20/2025	597,078	(473)
Canadian Dollar	(43)	03/18/2025	2,998,175	2,142
Copper - 90 day settlement(a)	(1)	03/07/2025	218,670	11,077
Corn No. 2 Yellow	(32)	03/14/2025	733,600	(34,681)

The accompanying notes are an integral part of these consolidated financial statements.

46

LoCorr Hedged Core Fund
Consolidated Schedule of Futures Contracts
December 31, 2024

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Cotton No.2	(7)	03/07/2025	$239,400	$10,907
Crude Soybean Oil	(14)	03/14/2025	339,024	10,687
Euro	(5)	03/17/2025	649,281	5,959
Euro BUXL 30 Year Bonds	(3)	03/06/2025	412,310	(3,593)
Euro-BOBL	(41)	03/06/2025	5,005,500	(570)
Euro-Bund	(20)	03/06/2025	2,764,479	(4,241)
Euro-Schatz	(45)	03/06/2025	4,986,922	95
French Government Bonds	(30)	03/06/2025	3,834,720	7,472
FTSE China A50 Index	(6)	01/24/2025	80,790	702
Hang Seng China Enterprises Index	(7)	01/27/2025	327,979	(2,158)
Hard Red Winter Wheat	(15)	03/14/2025	419,438	(3,913)
ICE 3 Month SONIA Rate	(4)	12/16/2025	1,199,502	(4)
ICE 3 Month SONIA Rate	(4)	03/17/2026	1,200,754	(145)
ICE 3 Month SONIA Rate	(3)	06/16/2026	901,082	(582)
ICE 3 Month SONIA Rate	(16)	09/15/2026	4,807,772	(2,787)
ICE 3 Month SONIA Rate	(2)	12/15/2026	601,159	(378)
ICE 3 Month SONIA Rate	(1)	03/16/2027	300,658	(204)
ICE 3 Month SONIA Rate	(1)	06/15/2027	300,720	(17)
ICE European Climate Exchange Emissions	(1)	12/15/2025	75,617	(5,671)
Japanese 10 Year Government Bonds	(6)	03/13/2025	5,411,039	19,507
Japanese Yen	(31)	03/17/2025	2,483,875	5,636
London Metals - Aluminum	(5)	03/17/2025	319,371	7,058
London Metals - Copper	(3)	03/17/2025	656,565	19,442
London Metals - Zinc	(1)	03/17/2025	74,509	(366)
Long Gilt	(71)	03/27/2025	8,213,811	81,004
Low Sulphur Gas Oil	(6)	02/12/2025	415,050	(7,832)
MSCI Emerging Markets Index	(6)	03/21/2025	322,140	3,090
Natural Gas	(2)	01/29/2025	72,660	(6,544)
NY Harbor ULSD	(7)	01/31/2025	681,022	(21,605)
Reformulated Gasoline Blendstock	(3)	01/31/2025	253,159	(5,516)
Soybean Meal	(13)	03/14/2025	411,970	(24,903)
Soybeans	(26)	03/14/2025	1,313,650	(14,496)
Sugar #11	(9)	02/28/2025	194,141	4,580
Swiss Franc	(4)	03/17/2025	555,150	5,564
U.S. Treasury 10 Year Notes	(144)	03/20/2025	15,660,000	76,149
U.S. Treasury 2 Year Notes	(134)	03/31/2025	27,551,655	129
U.S. Treasury 5 Year Note	(179)	03/31/2025	19,028,539	52,844
U.S. Treasury Long Bonds	(59)	03/20/2025	6,716,781	69,775
U.S. Treasury Ultra Bonds	(15)	03/20/2025	1,783,594	3,044
Wheat	(21)	03/14/2025	579,075	4,559
				$326,199
Net Unrealized Appreciation (Depreciation)				$(87,638)

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

47

LoCorr Hedged Core Fund
Consolidated Schedule of Forward Currency Contracts
December 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	03/19/2025	AUD	229,000	USD	143,232	$(1,476)
Bank of America	01/15/2025	CAD	2,900,000	USD	2,018,749	(150)
Bank of America	02/19/2025	CNH	30,000	USD	4,116	(24)
Bank of America	01/15/2025	EUR	1,410,000	USD	1,469,365	(7,920)
Bank of America	03/19/2025	EUR	420,000	USD	438,478	(1,915)
Bank of America	01/15/2025	GBP	2,290,000	USD	2,909,988	(43,513)
Bank of America	03/19/2025	GBP	83,000	USD	105,492	(1,646)
Bank of America	01/06/2025	JPY	29,000,000	USD	183,747	694
Bank of America	01/07/2025	JPY	78,000,000	USD	497,717	(1,577)
Bank of America	01/15/2025	JPY	340,000,000	USD	2,213,576	(48,777)
Bank of America	03/19/2025	JPY	7,543,000	USD	49,643	(1,264)
Bank of America	01/15/2025	MXN	29,120,000	USD	1,433,403	(40,730)
Bank of America	03/19/2025	MXN	4,466,000	USD	217,693	(6,274)
Bank of America	03/19/2025	USD	4,046,413	AUD	6,380,000	97,042
Bank of America	01/15/2025	USD	3,297,683	CAD	4,650,000	60,964
Bank of America	03/19/2025	USD	5,843,648	CAD	8,250,000	87,614
Bank of America	03/19/2025	USD	4,891,608	CHF	4,290,000	122,911
Bank of America	02/19/2025	USD	316,417	CNH	2,310,000	1,318
Bank of America	01/15/2025	USD	3,771,343	EUR	3,590,000	50,358
Bank of America	03/19/2025	USD	6,352,512	EUR	6,033,000	81,594
Bank of America	01/15/2025	USD	2,413,693	GBP	1,920,000	10,360
Bank of America	03/19/2025	USD	874,228	GBP	694,000	5,923
Bank of America	01/06/2025	USD	183,854	JPY	29,000,000	(587)
Bank of America	01/07/2025	USD	495,153	JPY	78,000,000	(987)
Bank of America	01/15/2025	USD	4,041,266	JPY	613,000,000	138,261
Bank of America	03/19/2025	USD	3,002,066	JPY	457,476,000	67,979
Bank of America	01/15/2025	USD	498,008	MXN	10,220,000	9,234
Bank of America	03/19/2025	USD	1,450,592	MXN	29,759,000	41,809
Bank of America	03/19/2025	USD	1,985,144	NZD	3,436,000	60,987
Deutsche Bank	01/15/2025	AUD	1,410,000	USD	881,271	(8,537)
Deutsche Bank	01/15/2025	BRL	9,160,000	USD	1,499,812	(21,421)
Deutsche Bank	01/06/2025	CHF	60,000	USD	66,269	(112)
Deutsche Bank	01/15/2025	CHF	1,670,000	USD	1,898,170	(54,868)
Deutsche Bank	02/19/2025	CHF	140,000	USD	155,294	(173)
Deutsche Bank	01/15/2025	CLP	62,000,000	USD	63,095	(762)
Deutsche Bank	01/15/2025	ILS	400,000	USD	109,824	240
Deutsche Bank	01/15/2025	INR	16,890,000	USD	198,709	(1,749)
Deutsche Bank	01/15/2025	KRW	603,000,000	USD	420,371	(10,580)
Deutsche Bank	01/15/2025	NOK	8,420,000	USD	751,925	(12,276)
Deutsche Bank	01/06/2025	NZD	130,000	USD	73,069	(332)
Deutsche Bank	01/15/2025	NZD	2,420,000	USD	1,385,722	(31,612)
Deutsche Bank	01/15/2025	PLN	1,770,000	USD	433,668	(5,331)
Deutsche Bank	01/02/2025	SEK	410,000	USD	37,257	(196)
Deutsche Bank	01/15/2025	SEK	3,680,000	USD	336,356	(3,474)
Deutsche Bank	01/15/2025	SGD	570,000	USD	423,052	(5,395)
Deutsche Bank	01/15/2025	USD	2,695,465	AUD	4,220,000	83,453

The accompanying notes are an integral part of these consolidated financial statements.

48

LoCorr Hedged Core Fund
Consolidated Schedule of Forward Currency Contracts
December 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	01/15/2025	USD	1,851,088	BRL	11,240,000	$36,993
Deutsche Bank	01/06/2025	USD	66,109	CHF	60,000	(48)
Deutsche Bank	01/15/2025	USD	1,874,689	CHF	1,670,000	31,386
Deutsche Bank	02/19/2025	USD	55,715	CHF	50,000	314
Deutsche Bank	01/15/2025	USD	65,333	CLP	64,000,000	989
Deutsche Bank	01/15/2025	USD	211,686	ILS	770,000	(187)
Deutsche Bank	01/15/2025	USD	328,705	INR	27,940,000	2,887
Deutsche Bank	01/15/2025	USD	307,468	KRW	436,000,000	11,168
Deutsche Bank	01/15/2025	USD	777,162	NOK	8,680,000	14,674
Deutsche Bank	01/06/2025	USD	72,738	NZD	130,000	1
Deutsche Bank	01/15/2025	USD	1,728,653	NZD	2,990,000	55,599
Deutsche Bank	01/15/2025	USD	132,190	PLN	540,000	1,510
Deutsche Bank	01/02/2025	USD	37,305	SEK	410,000	243
Deutsche Bank	01/15/2025	USD	551,992	SEK	6,010,000	8,346
Deutsche Bank	01/15/2025	USD	184,570	SGD	250,000	1,387
Deutsche Bank	01/15/2025	USD	325,306	ZAR	5,970,000	9,406
Deutsche Bank	01/15/2025	ZAR	15,210,000	USD	838,030	(33,198)
						$748,553

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these consolidated financial statements.

49

LoCorr Hedged Core Fund
Consolidated Schedule of Swap Contracts
December 31, 2024
LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized (Depreciation)	Counterparty
07-20-2029	LoCorr HC Basket#	0.50%	Quarterly	$30,228,071	$(2,136,209)	$ —	$(2,136,209)	Deutsche Bank AG

#
Comprised of a proprietary basket of Commodity Trading Advisor’s (“CTA”) Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments. See Notes 2 & 3.

The underlying components of the basket as of December 31, 2024 are shown below:#

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude (NYMEX)	Jan-25	379	$27,231,906	15.23%
Natural Gas	Feb-25	323	10,152,815	5.68%
Heating Oil	Jan-25	55	5,329,454	2.99%
Natural Gas	Jan-26	107	4,612,440	2.58%
Natural Gas	Feb-26	99	3,743,206	2.09%
Soybean	Mar-25	74	3,702,029	2.07%
Corn	Mar-25	134	3,073,242	1.72%
Brent Crude (ICE)	Jan-25	40	2,985,011	1.67%
Endex Dutch TTF Gas Future	Dec-25	60	2,106,178	1.18%
Copper (COMEX)	Mar-25	21	2,093,746	1.17%
Endex Dutch TTF Gas Future	May-25	55	2,027,498	1.13%
Wheat	Mar-25	69	1,894,242	1.06%
Gold	Feb-25	6	1,643,455	0.92%
Sugar No. 11	Feb-25	64	1,383,783	0.77%
Live Cattle	Feb-25	15	1,176,729	0.66%
Gasoline RBOB	Feb-25	13	1,120,324	0.63%
WTI Crude (ICE)	Feb-25	16	1,112,995	0.62%
Cotton No. 2	Mar-25	26	902,782	0.50%
Coffee	May-25	8	902,650	0.50%
Endex Dutch TTF Gas Future	Feb-26	23	757,610	0.42%
Hard Red Wheat	Mar-25	27	743,336	0.42%
Endex Dutch TTF Gas Future	Jan-26	23	705,307	0.39%
Natural Gas	Aug-25	20	702,128	0.39%
Endex Dutch TTF Gas Future	Jun-25	18	666,813	0.37%
Silver	Mar-25	4	639,750	0.36%
Total Purchase Contracts			81,409,429	45.52%
Sale Contracts:(1)
WTI Crude (NYMEX)	Feb-25	(304)	21,662,143	12.11%
Natural Gas	Jan-25	(206)	7,624,013	4.26%
Natural Gas	Dec-25	(155)	7,165,191	4.01%
Soybean	May-25	(83)	4,215,014	2.36%

The accompanying notes are an integral part of these consolidated financial statements.

50

LoCorr Hedged Core Fund
Consolidated Schedule of Swap Contracts
December 31, 2024(Continued)

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts - (Continued)
Sale Contracts - (Continued)
Natural Gas	Jun-25	(119)	$4,201,408	2.35%
Heating Oil	Feb-25	(41)	3,925,803	2.20%
Natural Gas (NYMEX)	Jan-25	(421)	3,894,755	2.18%
Endex Dutch TTF Gas Future	Mar-25	(82)	3,042,566	1.70%
Corn	May-25	(131)	3,041,549	1.70%
WTI Crude (NYMEX)	Mar-25	(39)	2,760,288	1.54%
Wheat	May-25	(74)	2,074,604	1.16%
Endex Dutch TTF Gas Future	Nov-25	(55)	1,955,297	1.09%
Copper (COMEX)	May-25	(18)	1,809,472	1.01%
Sugar No. 11	Apr-25	(78)	1,570,120	0.88%
Gasoline RBOB	Jan-25	(18)	1,484,044	0.83%
Brent Crude (ICE)	Apr-25	(20)	1,449,416	0.81%
Live Cattle	Apr-25	(15)	1,157,744	0.65%
Natural Gas	Nov-25	(26)	1,125,235	0.63%
WTI Crude (NYMEX)	Apr-25	(15)	1,055,399	0.59%
Cotton No. 2	May-25	(27)	933,587	0.52%
Endex Dutch TTF Gas Future	Apr-25	(24)	906,991	0.51%
Hard Red Wheat	May-25	(31)	873,001	0.49%
Natural Gas	Oct-25	(16)	622,808	0.35%
Endex Dutch TTF Gas Future	Oct-25	(18)	617,056	0.35%
Total Sale Contracts			79,167,504	44.28%
Other Futures Contracts			15,617,479	8.73%
Total Futures Contracts			176,194,412	98.53%
Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$2,408,073	1.35%
Other Cash and Foreign Currency			221,031	0.12%
Total Cash and Foreign Currency			2,629,104	1.47%
Total Underlying Positions			$178,823,516	100.00%

#
The investment is not a direct holding of LoCorr Hedged Core Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.
The accompanying notes are an integral part of these consolidated financial statements.

51

LoCorr Dynamic Opportunity Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 59.5%
Airlines - 3.5%
JetBlue Airways Corp.(a)	68,317	$536,971
Southwest Airlines Co.	38,348	1,289,260
		1,826,231
Apparel - 0.8%
VF Corp.	19,714	423,062
Auto Parts & Equipment - 1.3%
BorgWarner, Inc.	15,468	491,727
Fox Factory Holding Corp.(a)	6,099	184,617
		676,344
Banks - 2.2%
Zions Bancorporation	20,543	1,114,458
Chemicals - 0.5%
LyondellBasell Industries NV - Class A	3,396	252,221
Commercial Services - 0.4%
ManpowerGroup, Inc.	3,620	208,946
Diversified Financial Services - 5.0%
Evercore Partners, Inc. - Class A	3,381	937,179
Franklin Resources, Inc.	81,298	1,649,537
		2,586,716
Electric - 4.6%
Consolidated Edison, Inc.	16,648	1,485,501
PPL Corp.	27,009	876,712
		2,362,213
Electronics - 0.4%
Sensata Technologies Holding PLC	7,507	205,692
Engineering & Construction - 1.0%
Dycom Industries, Inc.(a)	2,857	497,289
Entertainment - 7.1%
Penn National Gaming, Inc.(a)	146,034	2,894,394
TKO Group Holdings, Inc.(a)	5,489	780,042
		3,674,436
Hand & Machine Tools - 1.0%
Snap-on, Inc.	1,451	492,586
Internet - 1.9%
Etsy, Inc.(a)	9,340	493,993
Pinterest, Inc. - Class A(a)	17,090	495,610
		989,603

The accompanying notes are an integral part of these financial statements.

52

LoCorr Dynamic Opportunity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Lodging - 5.5%
Wynn Resorts Ltd.	32,721	$2,819,241
Machinery-Construction & Mining - 0.3%
Terex Corp.	3,252	150,307
Media - 2.9%
Cable One, Inc.	4,118	1,491,210
Oil & Gas - 6.0%
APA Corp.	48,056	1,109,613
Seadrill Ltd.(a)	13,644	531,161
Transocean Ltd.(a)	389,586	1,460,948
		3,101,722
Retail - 9.1%
Dollar Tree, Inc.(a)	10,488	785,971
RH(a)	6,804	2,677,986
Shake Shack, Inc. - Class A(a)	9,227	1,197,665
		4,661,622
Semiconductors - 4.7%
Allegro MicroSystems, Inc.(a)	66,099	1,444,924
NXP Semiconductors NV	4,773	992,068
		2,436,992
Software - 0.9%
Zoom Communications, Inc. - Class A(a)	5,929	483,866
Telecommunications - 0.4%
Anterix, Inc.(a)	6,033	185,032
TOTAL COMMON STOCKS (Cost $31,059,107)		30,639,789
REITS - 10.6%
Healthcare Realty Trust, Inc.	105,479	1,787,869
Kimco Realty Corp.	114,388	2,680,111
SL Green Realty Corp.	14,218	965,687
TOTAL REITS (Cost $5,543,084)		5,433,667
TOTAL INVESTMENTS - 70.1% (Cost $36,602,191)		$36,073,456
Money Market Deposit Account - 21.0%(b)		10,837,076
Other Assets in Excess of Liabilities - 8.9%(c)		4,605,063
TOTAL NET ASSETS - 100.0%		$51,515,595

The accompanying notes are an integral part of these financial statements.

53

LoCorr Dynamic Opportunity Fund
Schedule of Investments
December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real EstateInvestment Trust
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

(c)	Includes assets pledged as collateral for securities sold short. As of the reporting date, the net value of these assets totals $6,219,695.
The accompanying notes are an integral part of these financial statements.

54

LoCorr Dynamic Opportunity Fund
Schedule of Securities Sold Short
December 31, 2024

	Shares	Value
COMMON STOCKS - (4.7)%
Commercial Services - (0.5)%
Robert Half, Inc.	(3,490)	$(245,905)
Electronics - (0.5)%
Badger Meter, Inc.	(1,110)	(235,453)
Internet - (1.1)%
Magnite, Inc.	(36,828)	(586,302)
Packaging & Containers - (0.2)%
Ball Corp.	(2,182)	(120,294)
Pipelines - (0.5)%
Kinder Morgan, Inc.	(9,185)	(251,669)
Retail - (1.0)%
Ulta Beauty, Inc.	(1,147)	(498,865)
Semiconductors - (0.4)%
MACOM Technology Solutions Holdings, Inc.	(1,787)	(232,149)
Software - (0.5)%
Elastic NV	(2,461)	(243,836)
TOTAL COMMON STOCKS (Proceeds $2,477,343)		(2,414,473)
TOTAL SECURITIES SOLD SHORT - (4.7)% (Proceeds $2,477,343)		$(2,414,473)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

55

LoCorr Spectrum Income Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 25.7%
Diversified Financial Services - 1.9%
Artisan Partners Asset Management, Inc. - Class A	16,636	$716,180
OneMain Holdings, Inc.	12,556	654,544
		1,370,724
Electric - 0.5%
Clearway Energy, Inc. - Class C	14,123	367,198
Insurance - 1.9%
Old Republic International Corp.	37,684	1,363,784
Iron & Steel - 1.8%
Vale SA - ADR	140,546	1,246,643
Mining - 3.6%
Agnico Eagle Mines Ltd.(b)	15,313	1,197,630
Rio Tinto PLC - ADR	22,286	1,310,639
		2,508,269
Oil & Gas - 3.3%
Kimbell Royalty Partners LP	58,846	955,071
TXO Partners LP	43,123	726,191
Viper Energy, Inc.	13,428	658,912
		2,340,174
Pipelines - 9.7%
Antero Midstream Corp.	61,983	935,323
Enbridge, Inc.	18,984	805,491
Hess Midstream LP - Class A	39,371	1,457,908
Kinetik Holdings, Inc.	15,587	883,939
ONEOK, Inc.	13,949	1,400,480
Williams Cos., Inc.	25,796	1,396,080
		6,879,221
Transportation - 3.0%
FLEX LNG Ltd.	32,645	748,876
Frontline PLC	25,345	359,646
Genco Shipping & Trading Ltd.	35,098	489,266
SFL Corp Ltd.	52,459	536,131
		2,133,919
TOTAL COMMON STOCKS (Cost $17,673,560)		18,209,932

	Units
MASTER LIMITED PARTNERSHIPS - 23.1%
Chemicals - 2.1%
CVR Partners LP	19,731	1,498,767
Coal - 1.2%
Alliance Resource Partners LP	33,135	871,119

The accompanying notes are an integral part of these financial statements.

56

LoCorr Spectrum Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Units	Value
MASTER LIMITED PARTNERSHIPS - (Continued)
Diversified Financial Services - 1.0%
AllianceBernstein Holding LP	19,399	$719,509
Gas - 1.0%
Global Partners LP	15,410	717,335
Investment Companies - 0.6%
Icahn Enterprises LP	47,597	412,666
Oil & Gas - 1.3%
Black Stone Minerals LP	61,024	890,950
Oil & Gas Services - 2.9%
CrossAmerica Partners LP	45,273	996,006
USA Compression Partners LP	44,117	1,039,397
		2,035,403
Pipelines - 13.0%
Cheniere Energy Partners LP	28,809	1,530,334
Delek Logistics Partners LP	22,954	970,036
Energy Transfer LP(b)	103,659	2,030,680
Enterprise Products Partners LP	44,535	1,396,618
MPLX LP	27,473	1,314,858
Plains All American Pipeline LP	77,069	1,316,338
Western Midstream Partners LP	16,728	642,857
		9,201,721
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,617,176)		16,347,470

	Shares
REITS - 19.3%
AGNC Investment Corp.(b)	145,806	1,342,873
American Homes 4 Rent - Class A	19,063	713,337
Annaly Capital Management, Inc.	71,025	1,299,758
Apollo Commercial Real Estate Finance, Inc.	65,631	568,364
Brandywine Realty Trust	143,664	804,518
Camden Property Trust	5,538	642,630
Digital Realty Trust, Inc.	4,929	874,060
Essex Property Trust, Inc.	2,251	642,525
Gaming and Leisure Properties, Inc.	14,931	719,077
Global Net Lease, Inc.(b)	96,236	702,523
Iron Mountain, Inc.	5,908	620,990
Omega Healthcare Investors, Inc.	15,843	599,658
Park Hotels & Resorts, Inc.	46,595	655,592
Rithm Capital Corp.	80,427	871,024
Sabra Health Care, Inc.	47,245	818,283
Simon Property Group, Inc.	4,605	793,027

The accompanying notes are an integral part of these financial statements.

57

LoCorr Spectrum Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
REITS - (Continued)
Starwood Property Trust, Inc.	51,375	$973,556
		13,641,795
TOTAL REITS (Cost $13,069,708)		13,641,795
CLOSED END FUNDS - 12.8%
Blue Owl Capital Corp.	45,804	692,557
FS Credit Opportunities Corp.	99,724	680,118
Hercules Capital, Inc.	27,905	560,611
KKR Income Opportunities Fund	44,182	591,155
Morgan Stanley Emerging Markets Debt Fund, Inc.	78,840	607,068
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	131,360	596,374
Nuveen Credit Strategies Income Fund	114,805	653,240
Nuveen Floating Rate Income Fund	85,564	763,231
Nuveen Preferred & Income Opportunities Fund	70,603	554,940
Nuveen Variable Rate Preferred & Income Fund	36,084	657,811
NYLI CBRE Global Infrastructure Megatrends Term Fund	64,430	784,113
PIMCO Access Income Fund	40,947	624,442
PIMCO Dynamic Income Opportunities Fund	48,855	663,939
Western Asset Diversified Income Fund	43,951	626,302
TOTAL CLOSED END FUNDS (Cost $8,862,206)		9,055,901
BUSINESS DEVELOPMENT COMPANIES - 9.8%
Ares Capital Corp.	64,081	1,402,733
Blackstone Secured Lending Fund	44,031	1,422,642
FS KKR Capital Corp.	66,835	1,451,656
New Mountain Finance Corp.	71,919	809,808
Oaktree Specialty Lending Corp.	40,848	624,157
Sixth Street Specialty Lending, Inc.	57,809	1,231,332
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $6,319,554)		6,942,328
PREFERRED STOCKS - 4.1%
Diversified Financial Services - 1.2%
FTAI Aviation Ltd., Series D, 9.50% to 06/15/2028 then 5 yr. CMT Rate + 5.16%, Perpetual	31,664	847,012
REITS - 2.9%
Annaly Capital Management, Inc.
Series F, 9.57% (3 mo. Term SOFR + 5.25%), Perpetual	27,195	699,728
Series G, 8.74% (3 mo. Term SOFR + 4.43%), Perpetual	27,361	696,611

The accompanying notes are an integral part of these financial statements.

58

LoCorr Spectrum Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
REITS - (Continued)
Chimera Investment Corp. Series B, 10.38% (3 mo. Term SOFR + 6.05%), Perpetual	27,829	$690,159
		2,086,498
TOTAL PREFERRED STOCKS (Cost $2,507,254)		2,933,510
EXCHANGE TRADED FUNDS - 0.9%
Templeton Emerging Markets Income Fund	119,936	615,272
TOTAL EXCHANGE TRADED FUNDS (Cost $660,671)		615,272
TOTAL INVESTMENTS - 95.7% (Cost $61,710,129)		$67,746,208
Money Market Deposit Account - 4.3%(a)		3,069,981
Other Assets in Excess of Liabilities - 0.0%(c)(d)		32,498
TOTAL NET ASSETS - 100.0%		$70,848,687

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

(b)	All or a portion of this security is held as collateral for options written. As of the reporting date, the value of this collateral is $3,783,642.
(c)	Includes assets pledged as collateral for derivatives. As of the reporting date, the value of these assets total $129,761.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

59

Consolidated STATEMENTS of Assets & Liabilities
December 31, 2024

	LoCorr Macro Strategies Fund	LoCorr Long/Short Commodities Strategy Fund	LoCorr Market Trend Fund	LoCorr Hedged Core Fund
ASSETS
Investments, at value (Cost $1,379,861,877, $476,074,456, $282,958,460 and $74,358,412, respectively)	$1,380,588,583	$439,510,455	$282,781,238	$72,083,936
Cash held in interest bearing deposit account (Note 2)	28,194,624	27,982,746	13,045,408	84,281,289
Cash held as collateral for forward currency contracts (Note 2)	19,150,000	—	6,210,000	581,094
Receivable for Fund shares sold	1,378,322	281,641	604,517	3,298,690
Interest receivable	11,908,692	2,502,393	2,293,044	642,150
Receivable for unsettled open futures contracts	1,142,290	—	288,521	37,739
Receivable for variation margin on futures contracts	384,364	—	—	23,519
Deposits with broker for derivative instruments	89,752,084	—	35,791,956	5,646,630
Deposits with broker for swap contracts	—	429,694	—	5,896,531
Unrealized appreciation on swap contracts (Note 2)	—	16,872,315	—	—
Unrealized appreciation on forward currency contracts (Note 2)	22,816,558	—	8,422,383	1,095,644
Advance receipt on swap contracts	—	24,463,320	—	—
Prepaid expenses and other assets	164,575	53,798	118,491	53,242
Total Assets	1,555,480,092	512,096,362	349,555,558	173,640,464
LIABILITIES
Payable for Fund shares redeemed	2,953,995	4,362,558	1,966,425	2,662
Unrealized depreciation on forward currency contracts (Note 2)	8,323,457	—	516,846	347,091
Unrealized depreciation on swap contracts (Note 2)	—	—	—	2,136,209
Payable for unsettled open futures contracts	1,994,212	—	733,095	92,058
Payable for variation margin on futures contracts	—	—	860,860	—
Accrued management fees (Note 5)	2,200,503	716,711	460,439	262,844
Accrued Trustees’ fees	67,563	25,236	13,194	6,065
Accrued Rule 12b-1 fees	100,199	69,678	49,549	9,684
Accrued expenses and other liabilities	388,976	202,634	215,701	49,906
Total Liabilities	16,028,905	5,376,817	4,816,109	2,906,519
NET ASSETS	$1,539,451,187	$506,719,545	$344,739,449	$170,733,945

The accompanying notes are an integral part of these consolidated financial statements.

60

Consolidated STATEMENTS of Assets & Liabilities
December 31, 2024(Continued)

	LoCorr Macro Strategies Fund	LoCorr Long/Short Commodities Strategy Fund	LoCorr Market Trend Fund	LoCorr Hedged Core Fund
Net Assets Consist of:
Paid-in capital	$1,732,589,262	$549,163,726	$397,604,742	$174,352,728
Total distributable earnings/(accumulated loss)	(193,138,075)	(42,444,181)	(52,865,293)	(3,618,783)
Net assets	$1,539,451,187	$506,719,545	$344,739,449	$170,733,945
Class A Shares
Net assets	$61,449,360	$19,974,458	$20,822,393	$20,226,828
Shares issued and outstanding (unlimited shares authorized, no par value)	8,042,279	2,315,551	1,898,569	2,149,604
Net asset value, redemption, and minimum offering price per share(a)	$7.64	$8.63	$10.97	$9.41
Maximum offering price per share ($7.64/0.9425) ($8.63/0.9425) ($10.97/0.9425) ($9.41/0.9425)(b)	$8.11	$9.15	$11.64	$9.98
Class C Shares
Net assets	$25,443,665	$5,089,378	$12,591,540	—
Shares issued and outstanding (unlimited shares authorized, no par value)	3,541,022	623,560	1,222,935	—
Net asset value, redemption, and offering price per share(a)	$7.19	$8.16	$10.30	—
Class I Shares
Net assets	$1,452,558,162	$481,655,709	$311,325,516	$150,507,117
Shares issued and outstanding (unlimited shares authorized, no par value)	186,206,647	55,244,071	28,410,019	15,984,807
Net asset value, redemption, and offering price per share	$7.80	$8.72	$10.96	$9.42

(a)
A 1.00% contingent deferred sales charge may apply to redemptions made within twelve months of purchase. The contingent deferred sales charge only applies to Class A share purchases of $1 million or more.

(b)	On investments of $25,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.

61

Statements of Assets & Liabilities
December 31, 2024

	LoCorr Dynamic Opportunity Fund	LoCorr Spectrum Income Fund
ASSETS
Investments, at value (Cost $36,602,191 and $61,710,129, respectively)	$36,073,456	$67,746,208
Cash held in interest bearing deposit account (Note 2)	10,837,076	3,069,981
Cash held as collateral for securities sold short (Note 2)	1,350,000	—
Cash pledged as collateral for options contracts (Note 2)	—	41,885
Deposits with broker for securities sold short (Note 2)	4,869,695	—
Receivable for Fund shares sold	29,097	38,467
Receivable for securities sold	3,880,098	—
Dividends, interest, and other receivables	138,641	305,186
Deposits with broker for derivative instruments (Note 2)	—	87,876
Prepaid expenses and other assets	21,194	42,603
Total Assets	57,199,257	71,332,206
LIABILITIES
Securities sold short, at value (Proceeds $2,477,343 and $0, respectively)	$2,414,473	$—
Payable for securities purchased	2,922,923	51,547
Payable for Fund shares redeemed	116,334	180,941
Payable for distributions	131,477	108,016
Dividend payable	—	1,833
Accrued management fees (Note 5)	56,118	78,307
Accrued Trustees’ fees	2,214	3,090
Accrued Rule 12b-1 fees	4,656	29,033
Accrued expenses and other liabilities	35,467	30,752
Total Liabilities	5,683,662	483,519
NET ASSETS	$51,515,595	$70,848,687
Net Assets Consist of:
Paid-in capital	$48,457,752	$108,969,713
Total distributable earnings/(accumulated loss)	3,057,843	(38,121,026)
Net assets	$51,515,595	$70,848,687

The accompanying notes are an integral part of these financial statements.

62

Statements of Assets & Liabilities
December 31, 2024(Continued)

	LoCorr Dynamic Opportunity Fund	LoCorr Spectrum Income Fund
Class A Shares
Net assets	$3,341,665	$17,480,329
Shares issued and outstanding (unlimited shares authorized, no par value)	264,892	3,243,892
Net asset value, redemption, and minimum offering price per share(a)	$12.62	$5.39
Maximum offering price per share ($12.62/0.9425) ($5.39/0.9425)(c)	$13.38	$5.72
Class C Shares
Net assets	$675,686	$7,606,129
Shares issued and outstanding (unlimited shares authorized, no par value)	58,203	1,389,729
Net asset value, redemption, and offering price per share(a)	$11.61	$5.47(b)
Class I Shares
Net assets	$47,498,244	$45,762,229
Shares issued and outstanding (unlimited shares authorized, no par value)	3,665,063	8,535,412
Net asset value, redemption, and offering price per share	$12.96	$5.36(b)

(a)
A 1.00% contingent deferred sales charge may apply to redemptions made within twelve months of purchase. The contingent deferred sales charge only applies to Class A share purchases of $1 million or more.

(b)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 2.00%.
(c)	On investments of $25,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

63

Consolidated Statements of Operations

	Year Ended December 31, 2024			Period from July 10, 2024 (commencement of operations) through December 31, 2024
	LoCorr Macro Strategies Fund	LoCorr Long/Short Commodities Strategy Fund	LoCorr Market Trend Fund	LoCorr Hedged Core Fund
Investment Income
Interest income	$70,802,850	$26,468,581	$16,276,256	$1,231,368
Broker interest income, net	4,357,552	21,692	1,722,132	32,254
Total Investment Income	75,160,402	26,490,273	17,998,388	1,263,622
Expenses
Management fees (Note 5)	26,610,799	11,851,254	6,023,695	487,856
Fund administration fees	461,374	307,866	193,496	41,339
Fund accounting fees	437,829	292,092	188,125	37,176
Trustees’ fees	236,121	114,221	55,962	7,184
Transfer agent fees and expenses	2,048,802	1,295,160	429,546	49,594
Custodian fees	104,160	41,661	28,641	4,678
Registration expenses	106,186	97,228	71,695	17,548
Rule 12b-1 fee - Class A (Note 5)	182,506	170,461	68,171	9,779
Rule 12b-1 fee - Class C (Note 5)	290,325	72,925	172,037	—
Legal and audit fees	98,248	81,795	59,679	80,263
Printing and mailing expenses	166,034	75,894	34,892	3,392
Offering costs (Note 2)	—	—	—	36,708
Organizational costs (Note 2)	—	—	—	26,777
Other expenses	28,989	16,007	8,426	1,590
Total expenses before fee (waiver from)/ recovery to Adviser	30,771,373	14,416,564	7,334,365	803,884
Fee waiver from Adviser (Note 5)	—	—	—	(256,227)
Fee recovery from Adviser (Note 5)	—	—	—	77,830
Net Expenses	30,771,373	14,416,564	7,334,365	625,487
Net Investment Income (Loss)	44,389,029	12,073,709	10,664,023	638,135
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Currency Contracts, Futures Contracts, Foreign Currency, and Securities Litigation:
Net realized gain (loss) on:
Investments	(163,703)	(55,253,106)	631,972	(88,944)
Swap contracts	—	21,131,174	—	—
Forward currency contracts	1,855,491	—	(4,233,379)	743,091
Futures contracts	1,123,396	—	(9,768,481)	(880,401)
Foreign currency transactions	(423,060)	—	(313,092)	(9,826)
Securities litigation	214	—	4,871	—

The accompanying notes are an integral part of these consolidated financial statements.

64

Consolidated Statements of Operations(Continued)

	Year Ended December 31, 2024			Period from July 10, 2024 (commencement of operations) through December 31, 2024
	LoCorr Macro Strategies Fund	LoCorr Long/Short Commodities Strategy Fund	LoCorr Market Trend Fund	LoCorr Hedged Core Fund
Net change in unrealized appreciation (depreciation) on:
Investments	7,841,344	15,639,939	1,029,063	(2,274,476)
Swap contracts	—	(48,347,242)	—	(2,136,209)
Forward currency contracts	25,931,653	—	14,957,808	748,553
Futures contracts	15,322,621	—	8,871,572	(87,638)
Foreign currency translation	2,358,401	—	23,820	9,064
Net realized and unrealized gain (loss)	53,846,357	(66,829,235)	11,204,154	(3,976,786)
Net Increase (Decrease) in Net Assets From Operations	$98,235,386	$(54,755,526)	$21,868,177	$(3,338,651)

The accompanying notes are an integral part of these consolidated financial statements.

65

Statements of Operations
Year Ended December 31, 2024

	LoCorr Dynamic Opportunity Fund	LoCorr Spectrum Income Fund
Investment Income
Dividend income(a)	$ 304,031	$3,832,469
Interest income	681,556	159,594
Broker interest income, net	525,043	19,089
Total Investment Income	1,510,630	4,011,152
Expenses
Management fees (Note 5)	817,743	945,182
Fund administration fees	71,944	69,882
Fund accounting fees	48,518	44,251
Trustees’ fees	8,028	10,762
Transfer agent fees and expenses	126,729	129,727
Custodian fees	32,753	8,974
Registration expenses	52,926	51,518
Rule 12b-1 fee - Class A (Note 5)	7,640	38,477
Rule 12b-1 fee - Class C (Note 5)	11,914	89,569
Legal and audit fees	28,608	31,164
Printing and mailing expenses	4,848	28,006
Other expenses	3,210	5,422
Total expense before dividend and tax expense	1,214,861	1,452,934
Dividend expense on securities sold short (Note 2)	83,639	—
Tax expense	1,095	—
Total expenses before fee (waiver from)/recovery to Adviser	1,299,595	1,452,934
Fee waiver from Adviser (Note 5)	(110,435)	(20,622)
Fee recovery to Adviser (Note 5)	—	4,380
Net expenses	1,189,160	1,436,692
Net Investment Income (Loss)	321,470	2,574,460
Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Foreign Currency, Securities Litigation, and Written Options:
Net realized gain (loss) on:
Investments	11,060,270	2,458,645
Securities sold short	(2,209,385)	—
Foreign currency transactions	—	—
Securities litigation	182,497	15,748
Written options	—	307,248
Net change in unrealized appreciation (depreciation) on:
Investments	(4,674,434)	793,802
Securities sold short	804,095	—
Foreign currency translation	(14)	—
Written options	—	14,264
Net realized and unrealized gain (loss)	5,163,029	3,589,707
Net Increase (Decrease) in Net Assets From Operations	$5,484,499	$ 6,164,167

(a)	Net of issuance fees and/or foreign tax withheld of $523 and $14,917, respectively.
The accompanying notes are an integral part of these financial statements.

66

LoCorr Macro Strategies Fund
Consolidated Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Operations
Net investment income (loss)	$44,389,029	$47,885,481
Net realized gain (loss) on investments, forward currency contracts, futures contracts, foreign currency transactions, and securities litigation	2,392,338	(138,648,336)
Net change in unrealized appreciation/depreciation of investments, forward currency contracts, futures contracts and foreign currency translation	51,454,019	(40,769,293)
Increase (decrease) in net assets from operations	98,235,386	(131,532,148)
Distributions From:
Earnings:
Class A	(1,731,750)	(2,141,193)
Class C	(542,117)	(733,380)
Class I	(44,762,428)	(46,560,499)
Return of capital:
Class A	(47,728)	—
Class C	(14,941)	—
Class I	(1,233,673)	—
Total distributions	(48,332,637)	(49,435,072)
Capital Transactions (Note 6)
Proceeds from shares sold	683,737,754	711,007,731
Reinvestment of distributions	44,015,493	44,704,286
Cost of shares redeemed	(730,149,842)	(1,448,508,119)
Increase (decrease) in net assets from capital transactions	(2,396,595)	(692,796,102)
Total increase (decrease) in net assets	47,506,154	(873,763,322)
Net Assets
Beginning of year	1,491,945,033	2,365,708,355
End of year	$ 1,539,451,187	$1,491,945,033

The accompanying notes are an integral part of these consolidated financial statements.

67

LoCorr Long/Short Commodities Strategy Fund
Consolidated Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Operations
Net investment income (loss)	$12,073,709	$19,944,845
Net realized gain (loss) on investments, swap contracts and securities litigation	(34,121,932)	(27,523,393)
Net change in unrealized appreciation/depreciation of investments and swap contracts	(32,707,303)	(36,701,242)
Increase (decrease) in net assets from operations	(54,755,526)	(44,279,790)
Distributions From:
Earnings:
Class A	(397,613)	(3,326,991)
Class C	(75,561)	(76,672)
Class I	(14,058,797)	(16,291,274)
Return of capital:
Class A	(8,616)	(2,689)
Class C	(1,637)	(62)
Class I	(304,660)	(13,170)
Total distributions	(14,846,884)	(19,710,858)
Capital Transactions (Note 6)
Proceeds from shares sold	294,106,877	429,006,881
Reinvestment of distributions	12,149,858	16,343,432
Cost of shares redeemed	(648,857,366)	(828,838,252)
Increase (decrease) in net assets from capital transactions	(342,600,631)	(383,487,939)
Total increase (decrease) in net assets	(412,203,041)	(447,478,587)
Net Assets
Beginning of year	918,922,586	1,366,401,173
End of year	$506,719,545	$918,922,586

The accompanying notes are an integral part of these consolidated financial statements.

68

LoCorr Market Trend Fund
Consolidated Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Operations
Net investment income (loss)	$10,664,023	$11,604,941
Net realized gain (loss) on investments, forward currency contracts, futures contracts, foreign currency transactions and securities litigation	(13,678,109)	(44,624,504)
Net change in unrealized appreciation/depreciation of investments, forward currency contracts, futures contracts and foreign currency translation	24,882,263	(20,593,321)
Increase (decrease) in net assets from operations	21,868,177	(53,612,884)
Distributions
Class A	$(987,564)	(672,331)
Class C	(708,177)	(315,089)
Class I	(18,266,315)	(9,999,263)
Total distributions	(19,962,056)	(10,986,683)
Capital Transactions (Note 6)
Proceeds from shares sold	186,261,734	228,914,608
Reinvestment of distributions	19,253,571	10,535,522
Cost of shares redeemed	(264,774,264)	(277,489,887)
Increase (decrease) in net assets from capital transactions	(59,258,959)	(38,039,757)
Total increase (decrease) in net assets	(57,352,838)	(102,639,324)
Net Assets
Beginning of year	402,092,287	504,731,611
End of year	$344,739,449	$402,092,287

The accompanying notes are an integral part of these consolidated financial statements.

69

LoCorr Hedged Core Fund
Consolidated Statement of Changes in Net Assets

Period from July 10, 2024 (commencement of operations) through December 31, 2024
Operations
Net investment income (loss)	$638,135
Net realized gain (loss) on investments, forward currency contracts, futures contracts and foreign currency transactions	(236,080)
Net change in unrealized appreciation/depreciation of investments, swap contracts, forward currency contracts and futures contracts	(3,740,706)
Increase (decrease) in net assets from operations	(3,338,651)
Distributions
Class A	(120,611)
Class I	(796,324)
Total distributions	(916,935)
Capital Transactions (Note 6)
Proceeds from shares sold	211,393,085
Reinvestment of distributions	668,754
Cost of shares redeemed	(37,072,308)
Increase (decrease) in net assets from capital transactions	174,989,531
Total increase (decrease) in net assets	170,733,945
Net Assets
Beginning of period	—
End of period	$ 170,733,945

The accompanying notes are an integral part of these consolidated financial statements.

70

LoCorr Dynamic Opportunity Fund
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Operations
Net investment income (loss)	$321,470	$789,618
Net realized gain (loss) on investments, securities sold short, foreign currency transactions and securities litigation	9,033,382	(992,638)
Net change in unrealized appreciation/depreciation of investments, securities sold short and foreign currency translation	(3,870,353)	870,167
Increase (decrease) in net assets from operations	5,484,499	667,147
Distributions
Class A	(25,004)	(45,555)
Class C	(1,808)	(7,402)
Class I	(573,954)	(848,889)
Total distributions	(600,766)	(901,846)
Capital Transactions (Note 6)
Proceeds from shares sold	22,659,252	59,750,030
Reinvestment of distributions	469,288	708,119
Cost of shares redeemed	(38,958,761)	(79,795,915)
Increase (decrease) in net assets from capital transactions	(15,830,221)	(19,337,766)
Total increase (decrease) in net assets	(10,946,488)	(19,572,465)
Net Assets
Beginning of year	62,462,083	82,034,548
End of year	$51,515,595	$62,462,083

The accompanying notes are an integral part of these financial statements.

71

LoCorr Spectrum Income Fund
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Operations
Net investment income (loss)	$2,574,460	$3,210,457
Net realized gain (loss) on investments, securities litigation and written options	2,781,641	(7,920,168)
Net change in unrealized appreciation/depreciation of investments and written options	808,066	5,325,402
Increase (decrease) in net assets from operations	6,164,167	615,691
Distributions From:
Earnings:
Class A	(944,110)	(689,340)
Class C	(482,464)	(470,397)
Class I	(3,060,755)	(3,275,284)
Return of capital:
Class A	(351,528)	(657,403)
Class C	(179,639)	(448,604)
Class I	(1,139,633)	(3,123,544)
Total distributions	(6,158,129)	(8,664,572)
Capital Transactions (Note 6)
Proceeds from shares sold	25,435,066	28,206,402
Reinvestment of distributions	4,810,851	6,973,051
Cost of shares redeemed	(45,273,835)	(57,769,695)
Redemption fees	20,166	6,188
Increase (decrease) in net assets from capital transactions	(15,007,752)	(22,584,054)
Total increase (decrease) in net assets	(15,001,714)	(30,632,935)
Net Assets
Beginning of year	85,850,401	116,483,336
End of year	$70,848,687	$85,850,401

The accompanying notes are an integral part of these financial statements.

72

LoCorr Macro Strategies Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$7.38	$8.15	$8.13	$8.53	$8.56
Income (loss) from investment operations:
Net investment income (loss)(a)	0.20	0.17	(0.01)	(0.10)	(0.04)
Net realized and unrealized gain (loss)(b)	0.28	(0.72)	1.21	0.09	0.49
Total from investment operations	0.48	(0.55)	1.20	(0.01)	0.45
DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.22)	(0.24)	(0.39)	(0.39)
Net realized gains	—	—	(0.94)	—	(0.09)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.22)	(0.22)	(1.18)	(0.39)	(0.48)
Net asset value, end of year	$7.64	$7.38	$8.15	$8.13	$8.53
Total investment return(c)	6.54%	(6.71)%	15.01%	(0.15)%	5.41%
Net assets, end of year, in thousands	$61,449	$70,795	$79,936	$84,981	$77,035
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.13%	2.14%	2.13%	2.15%	2.17%
After expense waiver or recovery	2.13%	2.14%	2.13%	2.15%	2.18%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	2.53%	2.17%	(0.11)%	(1.10)%	(0.49)%
After expense waiver or recovery	2.53%	2.17%	(0.11)%	(1.10)%	(0.50)%
Portfolio turnover rate(d)	90%	74%	76%	75%	56%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

73

LoCorr Macro Strategies Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$6.95	$7.67	$7.72	$8.11	$8.15
Income (loss) from investment operations:
Net investment income (loss)(a)	0.13	0.11	(0.07)	(0.15)	(0.10)
Net realized and unrealized gain (loss)(b)	0.27	(0.68)	1.14	0.08	0.47
Total from investment operations	0.40	(0.57)	1.07	(0.07)	0.37
DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.15)	(0.18)	(0.32)	(0.32)
Net realized gains	—	—	(0.94)	—	(0.09)
Return of capital	(0.00)(c)	—	—	—	—
Total distributions	(0.16)	(0.15)	(1.12)	(0.32)	(0.41)
Net asset value, end of year	$7.19	$6.95	$7.67	$7.72	$8.11
Total investment return(d)	5.77%	(7.48)%	14.17%	(0.91)%	4.69%
Net assets, end of year, in thousands	$25,444	$33,146	$51,327	$34,789	$43,684
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.88%	2.89%	2.88%	2.90%	2.92%
After expense waiver or recovery	2.88%	2.89%	2.88%	2.90%	2.93%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.78%	1.42%	(0.86)%	(1.85)%	(1.24)%
After expense waiver or recovery	1.78%	1.42%	(0.86)%	(1.85)%	(1.25)%
Portfolio turnover rate(e)	90%	74%	76%	75%	56%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

74

LoCorr Macro Strategies Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$7.54	$8.31	$8.27	$8.67	$8.69
Income (loss) from investment operations:
Net investment income (loss)(a)	0.22	0.20	0.01	(0.08)	(0.02)
Net realized and unrealized gain (loss)(b)	0.29	(0.73)	1.23	0.09	0.50
Total from investment operations	0.51	(0.53)	1.24	0.01	0.48
DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.24)	(0.26)	(0.41)	(0.41)
Net realized gains	—	—	(0.94)	—	(0.09)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.25)	(0.24)	(1.20)	(0.41)	(0.50)
Net asset value, end of year	$7.80	$7.54	$8.31	$8.27	$8.67
Total investment return	6.70%	(6.58)%	15.40%	0.08%	5.70%
Net assets, end of year, in thousands	$1,452,558	$1,388,004	$2,234,445	$1,306,255	$1,063,447
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.88%	1.89%	1.88%	1.90%	1.92%
After expense waiver or recovery	1.88%	1.89%	1.88%	1.90%	1.93%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	2.78%	2.42%	0.14%	(0.85)%	(0.24)%
After expense waiver or recovery	2.78%	2.42%	0.14%	(0.85)%	(0.25)%
Portfolio turnover rate(c)	90%	74%	76%	75%	56%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

75

LoCorr Long/Short Commodities Strategy Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$9.61	$10.10	$10.58	$9.89	$9.26
Income (loss) from investment operations:
Net investment income (loss)(a)	0.12	0.13	(0.05)	(0.14)	(0.07)
Net realized and unrealized gain (loss)(b)	(0.93)	(0.46)	0.66	1.57	0.96
Total from investment operations	(0.81)	(0.33)	0.61	1.43	0.89
Distributions From:
Net investment income	(0.17)	(0.16)	(1.09)	(0.74)	(0.26)
Net realized gains	—	—	—	—	(0.00)(c)
Return of capital	(0.00)(c)	(0.00)(c)	—	—	—
Total distributions	(0.17)	(0.16)	(1.09)	(0.74)	(0.26)
Net asset value, end of year	$8.63	$9.61	$10.10	$10.58	$9.89
Total investment return(d)	(8.54)%	(3.26)%	5.84%	14.55%	9.66%
Net assets, end of year, in thousands	$19,974	$103,239	$187,553	$35,149	$26,546
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:	2.00%	1.94%	2.00%(f)	2.08%(f)	2.08%(f)
Ratio of net investment income (loss) to average net assets:	1.27%	1.37%	(0.46)%(f)	(1.31)%(f)	(0.65)%(f)
Portfolio turnover rate(g)	109%	64%	90%	66%	60%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pools in which the Fund invests.
(f)	Includes 0.07%, 0.08% and 0.02% service fees paid for options for the years ended December 31, 2022, December 31, 2021and December 31, 2020, respectively.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

76

LoCorr Long/Short Commodities Strategy Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$9.12	$9.58	$10.08	$9.47	$8.89
Income (loss) from investment operations:
Net investment income (loss)(a)	0.05	0.06	(0.13)	(0.21)	(0.13)
Net realized and unrealized gain (loss)(b)	(0.89)	(0.45)	0.63	1.50	0.91
Total from investment operations	(0.84)	(0.39)	0.50	1.29	0.78
Distributions From:
Net investment income	(0.12)	(0.07)	(1.00)	(0.68)	(0.20)
Net realized gains	—	—	—	—	(0.00)(c)
Return of capital	(0.00)(c)	(0.00)(c)	—	—	—
Total distributions	(0.12)	(0.07)	(1.00)	(0.68)	(0.20)
Net asset value, end of year	$8.16	$9.12	$9.58	$10.08	$9.47
Total investment return(d)	(9.25)%	(4.03)%	5.03%	13.66%	8.83%
Net assets, end of year, in thousands	$5,089	$9,369	$13,384	$11,058	$7,938
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:	2.75%	2.69%	2.75%(f)	2.83%(f)	2.83%(f)
Ratio of net investment income (loss) to average net assets:	0.52%	0.62%	(1.21)%(f)	(2.06)%(f)	(1.40)%(f)
Portfolio turnover rate(g)	109%	64%	90%	66%	60%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pools in which the Fund invests.
(f)	Includes 0.07%, 0.08% and 0.02% service fees paid for options for the years ended December 31, 2022, December 31, 2021and December 31, 2020, respectively.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

77

LoCorr Long/Short Commodities Strategy Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$9.76	$10.26	$10.72	$10.00	$9.38
Income (loss) from investment operations:
Net investment income (loss)(a)	0.15	0.16	(0.02)	(0.11)	(0.04)
Net realized and unrealized gain (loss)(b)	(0.95)	(0.48)	0.66	1.59	0.95
Total from investment operations	(0.80)	(0.32)	0.64	1.48	0.91
Distributions From:
Net investment income	(0.23)	(0.18)	(1.10)	(0.76)	(0.29)
Net realized gains	—	—	—	—	(0.00)(c)
Return of capital	(0.01)	(0.00)(c)	—	—	—
Total distributions	(0.24)	(0.18)	(1.10)	(0.76)	(0.29)
Net asset value, end of year	$8.72	$9.76	$10.26	$10.72	$10.00
Total investment return	(8.34)%	(3.07)%	6.06%	14.82%	9.91%
Net assets, end of year, in thousands	$481,656	$806,315	$1,165,464	$852,152	$443,351
Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:	1.75%	1.69%	1.75%(e)	1.83%(e)	1.83%(e)
Ratio of net investment income (loss) to average net assets:	1.52%	1.62%	(0.21)%(e)	(1.06)%(e)	(0.40)%(e)
Portfolio turnover rate(f)	109%	64%	90%	66%	60%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pools in which the Fund invests.
(e)	Includes 0.07%, 0.08% and 0.02% service fees paid for options for the years ended December 31, 2022, December 31, 2021and December 31, 2020, respectively.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

78

LoCorr Market Trend Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$10.89	$12.55	$11.41	$11.70	$11.19
Income (loss) from investment operations:
Net investment income (loss)(a)	0.29	0.26	(0.01)	(0.13)	(0.06)
Net realized and unrealized gain (loss)(b)	0.32	(1.65)	3.34	0.22	0.57
Total from investment operations	0.61	(1.39)	3.33	0.09	0.51
Distributions:
Net investment income	(0.53)	(0.27)	(0.53)	(0.38)	—
Net realized gains	—	—	(1.66)	—	—
Total distributions	(0.53)	(0.27)	(2.19)	(0.38)	—
Net asset value, end of year	$10.97	$10.89	$12.55	$11.41	$11.70
Total investment return(c)	5.60%	(11.18)%	29.59%	0.87%	4.47%
Net assets, end of year, in thousands	$20,822	$25,345	$27,903	$15,109	$16,952
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	2.02%	2.00%	2.00%	2.02%	2.04%
Ratio of net investment income (loss) to average net assets:	2.47%	2.13%	(0.10)%	(1.10)%	(0.52)%
Portfolio turnover rate(d)	140%	77%	100%	110%	125%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

79

LoCorr Market Trend Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$10.36	$11.95	$11.02	$11.30	$10.89
Income (loss) from investment operations:
Net investment income (loss)(a)	0.20	0.16	(0.12)	(0.22)	(0.13)
Net realized and unrealized gain (loss)(b)	0.31	(1.57)	3.23	0.23	0.54
Total from investment operations	0.51	(1.41)	3.11	0.01	0.41
Distributions:
Net investment income	(0.57)	(0.18)	(0.52)	(0.29)	—
Net realized gains	—	—	(1.66)	—	—
Total distributions	(0.57)	(0.18)	(2.18)	(0.29)	—
Net asset value, end of year	$10.30	$10.36	$11.95	$11.02	$11.30
Total investment return(c)	4.90%	(11.90)%	28.67%	0.05%	3.76%
Net assets, end of year, in thousands	$12,592	$18,079	$19,569	$10,825	$13,170
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	2.77%	2.75%	2.75%	2.77%	2.79%
Ratio of net investment income (loss) to average net assets:	1.72%	1.38%	(0.85)%	(1.85)%	(1.27)%
Portfolio turnover rate(d)	140%	77%	100%	110%	125%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

80

LoCorr Market Trend Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$10.94	$12.61	$11.45	$11.74	$11.23
Income (loss) from investment operations:
Net investment income (loss)(a)	0.32	0.30	0.02	(0.10)	(0.03)
Net realized and unrealized gain (loss)(b)	0.32	(1.67)	3.36	0.22	0.57
Total from investment operations	0.64	(1.37)	3.38	0.12	0.54
Distributions:
Net investment income	(0.62)	(0.30)	(0.56)	(0.41)	(0.03)
Net realized gains	—	—	(1.66)	—	—
Total distributions	(0.62)	(0.30)	(2.22)	(0.41)	(0.03)
Net asset value, end of year	$10.96	$10.94	$12.61	$11.45	$11.74
Total investment return	5.87%	(10.98)%	29.94%	1.04%	4.81%
Net assets, end of year, in thousands	$311,326	$358,668	$457,260	$240,507	$225,995
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	1.77%	1.75%	1.75%	1.77%	1.79%
Ratio of net investment income (loss) to average net assets:	2.72%	2.38%	0.15%	(0.85)%	(0.27)%
Portfolio turnover rate(c)	140%	77%	100%	110%	125%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

81

LoCorr Hedged Core Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

Period from July 10, 2024 (Commencement of operations) through December 31, 2024*
Per Share
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.08
Net realized and unrealized gain (loss)(b)	(0.61)
Total from investment operations	(0.53)
Distributions:
Net investment income	(0.06)
Net realized gains	—
Total distributions	(0.06)
Net asset value, end of period	$9.41
Total investment return(c)	(5.33)%
Net assets, end of period, in thousands	$20,227
Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.61%
After expense waiver or recovery	2.08%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.15%
After expense waiver or recovery	1.68%
Portfolio turnover rate(e)	82%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pools in which the Fund invests.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

82

LoCorr Hedged Core Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

Period from July 10, 2024 (Commencement of operations) through December 31, 2024*
Per Share
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.09
Net realized and unrealized gain (loss)(b)	(0.61)
Total from investment operations	(0.52)
Distributions:
Net investment income	(0.06)
Net realized gains	—
Total distributions	(0.06)
Net asset value, end of period	$9.42
Total investment return(c)	(5.29)%
Net assets, end of period, in thousands	$150,507
Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.36%
After expense waiver or recovery	1.83%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.40%
After expense waiver or recovery	1.93%
Portfolio turnover rate(e)	82%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pools in which the Fund invests.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

83

LoCorr Dynamic Opportunity Fund - Class A
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$11.43	$11.22	$12.46	$11.62	$11.20
Income (loss) from investment operations:
Net investment income (loss)(a)	0.04	0.09	(0.09)	(0.23)	(0.20)
Net realized and unrealized gain (loss)(b)	1.24	0.27	(1.00)	1.85	0.62
Total from investment operations	1.28	0.36	(1.09)	1.62	0.42
Distributions:
Net investment income	(0.06)	(0.11)	—	—	—
Net realized gains	(0.03)	(0.04)	(0.15)	(0.78)	—
Total distributions	(0.09)	(0.15)	(0.15)	(0.78)	—
Net asset value, end of year	$ 12.62	$11.43	$11.22	$12.46	$11.62
Total investment return(c)	11.24%	3.19%	(9.18)%	14.38%	3.75%
Net assets, end of year, in thousands	$3,342	$3,557	$3,534	$4,010	$3,828
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.60%	2.53%	2.82%	3.90%	4.51%
After expense waiver or recovery	2.40%	2.47%	2.51%	2.67%	3.15%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.44%	2.30%	2.55%	3.47%	3.60%
After expense waiver or recovery	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.17%	0.73%	(1.08)%	(3.02)%	(3.31)%
After expense waiver or recovery	0.38%	0.79%	(0.77)%	(1.79)%	(1.95)%
Portfolio turnover rate(d)	755%	932%	686%	506%	953%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

84

LoCorr Dynamic Opportunity Fund - Class C
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$10.55	$10.33	$11.58	$10.93	$10.62
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.04)	0.00(c)	(0.16)	(0.31)	(0.26)
Net realized and unrealized gain (loss)(b)	1.13	0.26	(0.94)	1.74	0.57
Total from investment operations	1.09	0.26	(1.10)	1.43	0.31
Distributions:
Net realized gains	(0.03)	(0.04)	(0.15)	(0.78)	—
Total distributions	(0.03)	(0.04)	(0.15)	(0.78)	—
Net asset value, end of year	$11.61	$10.55	$10.33	$11.58	$10.93
Total investment return(d)	10.34%	2.43%	(9.80)%	13.46%	2.92%
Net assets, end of year, in thousands	$676	$1,914	$3,086	$2,786	$2,436
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	3.35%	3.28%	3.57%	4.65%	5.26%
After expense waiver or recovery	3.15%	3.22%	3.26%	3.42%	3.90%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	3.19%	3.05%	2.30%	4.22%	4.35%
After expense waiver or recovery	2.99%	2.99%	2.99%	2.99%	2.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	(0.58)%	(0.02)%	(1.83)%	(3.77)%	(4.06)%
After expense waiver or recovery	(0.37)%	0.04%	(1.52)%	(2.54)%	(2.70)%
Portfolio turnover rate(e)	755%	932%	686%	506%	953%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

85

LoCorr Dynamic Opportunity Fund - Class I
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$11.77	$11.54	$12.77	$11.86	$11.41
Income (loss) from investment operations:
Net investment income (loss)(a)	0.08	0.12	(0.06)	(0.20)	(0.17)
Net realized and unrealized gain (loss)(b)	1.27	0.29	(1.02)	1.89	0.62
Total from investment operations	1.35	0.41	(1.08)	1.69	0.45
Distributions:
Net investment income	(0.13)	(0.14)	—	—	—
Net realized gains	(0.03)	(0.04)	(0.15)	(0.78)	—
Total distributions	(0.16)	(0.18)	(0.15)	(0.78)	—
Net asset value, end of year	$12.96	$11.77	$11.54	$12.77	$11.86
Total investment return	11.45%	3.44%	(8.80)%	14.58%	4.03%
Net assets, end of year, in thousands	$47,498	$56,991	$75,415	$17,713	$11,809
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.35%	2.28%	2.57%	3.65%	4.26%
After expense waiver or recovery	2.15%	2.22%	2.26%	2.42%	2.90%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.19%	2.05%	2.30%	3.22%	3.35%
After expense waiver or recovery	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.42%	0.98%	(0.83)%	(2.77)%	(3.06)%
After expense waiver or recovery	0.63%	1.04%	(0.52)%	(1.54)%	(1.70)%
Portfolio turnover rate(c)	755%	932%	686%	506%	953%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

86

LoCorr Spectrum Income Fund - Class A
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$5.38	$5.76	$6.98	$6.15	$6.89
Income (loss) from investment operations:
Net investment income (loss)(a)	0.19	0.17	0.17	0.08	0.12
Net realized and unrealized gain (loss)(b)	0.28	(0.09)	(0.93)	1.21	(0.40)
Total from investment operations	0.47	0.08	(0.76)	1.29	(0.28)
Distributions From:
Net investment income	(0.34)	(0.24)	(0.17)	(0.28)	(0.18)
Return of capital	(0.12)	(0.22)	(0.29)	(0.18)	(0.28)
Total distributions	(0.46)	(0.46)	(0.46)	(0.46)	(0.46)
Redemption fees(c)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$5.39	$5.38	$5.76	$6.98	$6.15
Total investment return(d)	8.96%	1.70%	(11.31)%	21.33%	(2.75)%
Net assets, end of year, in thousands	$17,480	$15,350	$15,696	$13,838	$13,635
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.07%	2.02%	2.02%	2.06%	2.19%
After expense waiver or recovery	2.05%	2.03%	2.09%	2.05%	2.06%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	2.07%	2.02%	1.98%	2.06%	2.18%
After expense waiver or recovery	2.05%	2.03%	2.05%	2.05%	2.04%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	3.44%	3.07%	2.63%	1.21%	1.93%
After expense waiver or recovery	3.47%	3.06%	2.56%	1.22%	2.07%
Portfolio turnover rate(f)	57%	38%	50%	53%	88%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

87

LoCorr Spectrum Income Fund - Class C
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$5.45	$5.83	$7.05	$6.21	$6.96
Income (loss) from investment operations:
Net investment income (loss)(a)	0.15	0.13	0.12	0.03	0.07
Net realized and unrealized gain (loss)(b)	0.29	(0.09)	(0.92)	1.23	(0.40)
Total from investment operations	0.44	0.04	(0.80)	1.26	(0.33)
Distributions From:
Net investment income	(0.31)	(0.21)	(0.15)	(0.26)	(0.17)
Return of capital	(0.11)	(0.21)	(0.27)	(0.16)	(0.25)
Total distributions	(0.42)	(0.42)	(0.42)	(0.42)	(0.42)
Redemption fees(c)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$5.47	$5.45	$5.83	$7.05	$6.21
Total investment return(d)	8.12%	0.82%	(11.83)%	20.47%	(3.70)%
Net assets, end of year, in thousands	$7,606	$10,218	$14,617	$17,777	$13,295
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.82%	2.77%	2.77%	2.81%	2.94%
After expense waiver or recovery	2.80%	2.78%	2.84%	2.80%	2.81%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	2.82%	2.77%	2.73%	2.81%	2.93%
After expense waiver or recovery	2.80%	2.78%	2.80%	2.80%	2.79%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	2.69%	2.32%	1.88%	0.46%	1.18%
After expense waiver or recovery	2.72%	2.31%	1.81%	0.47%	1.32%
Portfolio turnover rate(f)	57%	38%	50%	53%	88%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

88

LoCorr Spectrum Income Fund - Class I
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$5.36	$5.74	$6.95	$6.13	$6.88
Income (loss) from investment operations:
Net investment income (loss)(a)	0.20	0.18	0.18	0.10	0.13
Net realized and unrealized gain (loss)(b)	0.28	(0.08)	(0.91)	1.20	(0.40)
Total from investment operations	0.48	0.10	(0.73)	1.30	(0.27)
Distributions From:
Net investment income	(0.35)	(0.25)	(0.18)	(0.29)	(0.19)
Return of capital	(0.13)	(0.23)	(0.30)	(0.19)	(0.29)
Total distributions	(0.48)	(0.48)	(0.48)	(0.48)	(0.48)
Redemption fees(c)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$5.36	$5.36	$5.74	$6.95	$6.13
Total investment return	9.13%	2.02%	(10.99)%	21.53%	(2.60)%
Net assets, end of year, in thousands	$45,762	$60,282	$86,170	$44,192	$21,215
Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.82%	1.77%	1.77%	1.81%	1.94%
After expense waiver or recovery	1.80%	1.78%	1.84%	1.80%	1.81%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	1.82%	1.77%	1.73%	1.81%	1.93%
After expense waiver or recovery	1.80%	1.78%	1.80%	1.80%	1.79%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	3.69%	3.32%	2.88%	1.46%	2.18%
After expense waiver or recovery	3.72%	3.31%	2.81%	1.47%	2.32%
Portfolio turnover rate(e)	57%	38%	50%	53%	88%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

89

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024
1. Organization
LoCorr Investment Trust (the “Trust”), an Ohio business trust, was formed on November 15, 2010 and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codiﬁcation (“ASC”) Topic 946, Financial Services- Investment Companies. The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Hedged Core Fund, LoCorr Dynamic Opportunity Fund and the LoCorr Spectrum Income Fund (individually a “Fund” and collectively the “Funds”) are series within the Trust. The Funds are each diversified funds.
The LoCorr Macro Strategies Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
The LoCorr Long/Short Commodities Strategy Fund’s primary investment objective is capital appreciation in rising and falling commodities markets with managing volatility as a secondary objective.
The LoCorr Market Trend Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
The Hedged Core Fund’s primary investment objective is capital appreciation in rising and falling equity and commodities markets with managing volatility as a secondary objective.
The LoCorr Dynamic Opportunity Fund’s primary investment objective is long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.
The LoCorr Spectrum Income Fund’s primary investment objective is current income with capital appreciation as a secondary objective.
Wholly-owned and Controlled Subsidiaries
In order to achieve their investment objectives, the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Market Trend Fund and the LoCorr Hedged Core Fund each invest up to 25% of their total assets (measured at the time of purchase) in wholly-owned subsidiaries, LCMFS Fund Limited (“LCMFS”), LCLSCS Fund Limited (“LCLSCS”) and LCMT Fund Limited (“LCMT”) and LCHC Fund Limited (“LCHC”), respectively; each company is incorporated under the laws of the Cayman Islands. LCMFS, LCLSCS, LCMT and LCHC act as investment vehicles in order to enter into certain investments for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Market Trend Fund and the LoCorr Hedged Core Fund, respectively, consistent with their investment objectives and policies speciﬁed in the Prospectuses and Statement of Additional Information.
At December 31, 2024, investments in LCMFS, LCLSCS, LCMT and LCHC represented 1.27%, 22.94%, 2.18% and 13.18% of the total net assets of LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund and LoCorr Hedged Core Fund, respectively.
The consolidated ﬁnancial statements of the LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, the LoCorr Market Trend Fund and the LoCorr Hedged Core Fund each include the investment activity and ﬁnancial statements of LCMFS, LCLSCS, LCMT and LCHC, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in its respective subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary. The subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. Each Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and LoCorr Fund Management, LLC (the “Adviser” or “Management”) is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC- mandated disclosure, reporting and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

90

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
Share Classes
The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Opportunity Fund, and LoCorr Spectrum Income Fund all currently offer three classes of shares: Class A, Class C and Class I shares. The LoCorr Hedged Core Fund currently offers two classes of shares: Class A and Class I shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00% and Class C shares have a maximum deferred sales charge of 1.00%, (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; (iii) certain other class-speciﬁc expenses will be borne solely by the class to which such expenses are attributable and (iv) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements.
All classes with respect to the LoCorr Spectrum Income Fund are subject to a 2.00% redemption fee on redemptions made within 60 days of the original purchase. As of May 1, 2017, none of the other Funds are subject to a redemption fee.
The following table presents the class-speciﬁc commencement of operations dates for each of the Funds:

Commencement of Operations
	Class A	Class C	Class I
LoCorr Macro Strategies Fund	March 22, 2011	March 24, 2011	March 24, 2011
LoCorr Long/Short Commodities Strategy Fund	January 1, 2012	January 1, 2012	January 1, 2012
LoCorr Dynamic Opportunity Fund	May 10, 2013	May 10, 2013	May 10, 2013
LoCorr Spectrum Income Fund	January 1, 2014	January 1, 2014	January 1, 2014
LoCorr Market Trend Fund	July 1, 2014	July 1, 2014	July 1, 2014
LoCorr Hedged Core Fund	July 10, 2024	N/A	July 10, 2024

The Funds may issue an unlimited number of shares of beneﬁcial interest, with no par value. All shares of the Funds have equal rights and privileges, except as to class-speciﬁc rights and privileges described above.
2. Signiﬁcant Accounting Policies
The following is a summary of signiﬁcant accounting policies consistently followed by the Funds in the preparation of the ﬁnancial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
The Funds follow fair valuation accounting standards in accordance with GAAP, which establish a deﬁnition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price

91

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Ofﬁcial Closing Price.
The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the New York Stock Exchange. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.
Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.
American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.
Cash and Cash Equivalents
Idle cash may be swept into various overnight demand deposits and is classified as Cash held in interest bearing deposit account on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.
Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies (“BDCs”) and royalty trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reﬂect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. MLPs are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.
Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversiﬁcation, cost and tax efﬁciency, liquidity, marginability, usability for hedging, the ability to go long and short, and (for some ETFs) the provision of periodic distributions. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary

92

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETF shares may trade at a premium or discount to NAV per share. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.
The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and ﬁnancial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, conﬁscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.
Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
The fair value of asset backed securities and mortgage-backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage-backed securities are generally categorized in Level 2 of the fair value hierarchy.
Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.
Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed end investment companies, after their initial public offering, frequently trade at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and

93

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their NAV. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, options, or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker- dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.
Forward currency contracts represent the purchase or sale of a speciﬁc quantity of a foreign currency at the current or spot price, with delivery and settlement at a speciﬁed future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying ﬁnancial instruments. Forward currency contracts are generally categorized in Level 2.
Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.
The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchased or written options are generally categorized in Level 1 of the fair value hierarchy.
Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures, forward currency and foreign currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.
Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reﬂect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.
Fair value determinations are required for the following securities:
•
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

•	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and
•
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

94

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
•
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.
As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.
The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Funds might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies. The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.
The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of December 31, 2024:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
U.S. Treasury Securities	$—	$611,717,469	$ —	$611,717,469
Corporate Bonds	—	285,221,021	—	285,221,021
U.S. Government Agency Issues	—	161,223,081	—	161,223,081
Asset-Backed Securities	—	155,373,696	—	155,373,696
Mortgage-Backed Securities	—	142,168,838	—	142,168,838
Collateralized Mortgage Obligations	—	20,741,804	—	20,741,804
Municipal Bonds	—	4,142,674	—	4,142,674
Total Investments	$—	$1,380,588,583	$—	$1,380,588,583
Other Financial Instruments*
Futures Contracts	$17,153,824	$—	$—	$17,153,824
Forwards	—	22,816,558	—	22,816,558
Total Other Financial Instruments	17,153,824	22,816,558	—	39,970,382

95

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)

Security Classification	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments*
Futures Contracts	$(16,509,713)	$—	$ —	$(16,509,713)
Forwards	—	(8,323,457)	—	(8,323,457)
Total Other Financial Instruments	$(16,509,713)	$(8,323,457)	$—	$(24,833,170)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at December 31, 2024.
The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of December 31, 2024:

Security Classification	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Assets:
Investments
U.S. Treasury Securities	$ —	$118,496,116	$ —	$—	$118,496,116
Corporate Bonds	—	81,599,838	—	—	81,599,838
Commodity Pools	—	—	—	74,431,319	74,431,319
Mortgage-Backed Securities	—	61,583,058	—	—	61,583,058
Asset-Backed Securities	—	53,145,476	—	—	53,145,476
U.S. Government Agency Issues	—	42,379,608	—	—	42,379,608
Collateralized Mortgage Obligations	—	5,641,353	—	—	5,641,353
Municipal Bonds	—	2,233,687	—	—	2,233,687
Total Investments	$—	$365,079,136	$—	$74,431,319	$439,510,455
Swap Contracts*
Long Total Return Swap Contracts	$—	$16,872,315	$—	$—	$16,872,315
Total Swap Contracts	$—	$16,872,315	$—	$—	$16,872,315

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at December 31, 2024.
The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of December 31, 2024:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
U.S. Treasury Securities	$ —	$112,916,276	$ —	$112,916,276
Corporate Bonds	—	62,497,516	—	62,497,516
Mortgage-Backed Securities	—	38,930,829	—	38,930,829
Asset-Backed Securities	—	33,788,387	—	33,788,387
U.S. Government Agency Issues	—	31,909,067	—	31,909,067
Collateralized Mortgage Obligations	—	2,032,356	—	2,032,356
Municipal Bonds	—	706,807	—	706,807
Total Investments	$—	$282,781,238	$—	$282,781,238

96

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)

Security Classification	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$9,568,596	$—	$ —	$9,568,596
Forwards	—	8,422,383	—	8,422,383
Total Other Financial Instruments	9,568,596	8,422,383	—	17,990,979
Liabilities:
Other Financial Instruments*
Futures Contracts	$(10,036,287)	$—	$—	$(10,036,287)
Forwards	—	(516,846)	—	(516,846)
Total Other Financial Instruments	$(10,036,287)	$(516,846)	$—	$(10,553,133)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at December 31, 2024.
The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Hedged Core Fund’s consolidated investments, other financial instruments and swap contracts as of December 31, 2024:

Security Classification	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Assets:
Investments
U.S. Treasury Securities	$—	$26,181,999	$ —	$—	$26,181,999
Commodity Pools	—	—	—	17,623,739	17,623,739
Corporate Bonds	—	10,992,304	—	—	10,992,304
Asset-Backed Securities	—	6,020,189	—	—	6,020,189
U.S. Government Agency Issues	—	5,217,996	—	—	5,217,996
Mortgage-Backed Securitities	—	5,200,227	—	—	5,200,227
Collateralized Mortgage Obligations	—	847,482	—	—	847,482
Total Investments	$—	$54,460,197	$—	$17,623,739	$72,083,936
Other Financial Instruments*
Futures Contracts	$780,942	$—	$—	$—	$780,942
Forwards	—	1,095,644	—	—	1,095,644
Total Other Financial Instruments	780,942	1,095,644	—	—	1,876,586
Liabilities:
Other Financial Instruments*
Long Total Return Swap Contracts	$—	$(2,136,209)	$—	$—	$(2,136,209)
Futures Contracts	(868,580)	—	—	—	(868,580)
Forwards	—	(347,091)	—	—	(347,091)
Total Other Financial Instruments	$(868,580)	$(2,483,300)	$—	$—	$(3,351,880)

See the Fund’s consolidated schedule of investments and schedule of securities sold short for the investments detailed by industry classification.
*	The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at December 31, 2024.
The LoCorr Hedged Core Fund did not hold any Level 3 assets during the period.

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LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
The following table summarizes LoCorr Dynamic Opportunity Fund’s investments and securities sold short as of December 31, 2024:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$30,639,789	$ —	$ —	$30,639,789
REITS	5,433,667	—	—	5,433,667
Total Investments	$36,073,456	$—	$—	$36,073,456
Liabilities:
Securities Sold Short
Common Stocks	$(2,414,473)	$—	$—	$(2,414,473)
Total Securities Sold Short	$(2,414,473)	$—	$—	$(2,414,473)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.
The LoCorr Dynamic Opportunity Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Spectrum Income Fund’s investments as of December 31, 2024:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$18,209,932	$ —	$ —	$18,209,932
Master Limited Partnerships	16,347,470	—	—	16,347,470
REITS	13,641,795	—	—	13,641,795
Closed End Funds	9,055,901	—	—	9,055,901
Business Development Companies	6,942,328	—	—	6,942,328
Preferred Stocks	2,933,510	—	—	2,933,510
Exchange Traded Funds	615,272	—	—	615,272
Total Investments	$67,746,208	$—	$—	$67,746,208

See the Fund’s schedule of investments for detail by industry classification.
The LoCorr Spectrum Income Fund did not hold any Level 3 assets during the period.
Allocation of Income and Expenses
Net investment income, other than class speciﬁc expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses associated with a speciﬁc Fund in the Trust are charged to that Fund. Common expenses are typically allocated based upon the relative net assets of each Fund, or by other equitable means.
Deposits with Broker
Forward Currency and Futures Contracts
When trading derivative instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk. At December 31, 2024, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund and the LoCorr Hedged Core Fund pledged cash and cash equivalents, deﬁned as short-term, highly liquid investments that are readily convertible to known

98

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
amounts of cash at U.S. Bank, N.A. (“U.S. Bank”), to Bank of America Merrill Lynch for each Fund’s investment in forward currency contracts. The LoCorr Macro Strategies Fund and the LoCorr Hedged Core Fund pledged cash and cash equivalents, defined as short-term, highly liquid investments that are readily convertible to known amounts of cash at U.S. Bank, N.A. (“U.S. Bank”), to Deutsche Bank for each Fund’s investment in forward currency contracts. See the Funds’ consolidated statements of assets and liabilities for these amounts.
Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required fora particular futures contract is set by the exchange on which the contract is traded and may be signiﬁcantly modiﬁed from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
At December 31, 2024, the LoCorr Macro Strategies Fund and LCMFS, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCMFS pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At December 31, 2024, the LoCorr Market Trend Fund and LCMT, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCMT pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At December 31, 2024, the LoCorr Hedged Core Fund and LCHC, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCHC pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
These subsequent payments, called “variation margin,” to and from the futures broker (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), are made on a daily basis as the price of the underlying assets ﬂuctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. At period end, the unrealized appreciation and depreciation on LME futures contracts is shown as receivable for unsettled open futures contracts and payable for unsettled open futures contracts, respectively, on the Funds’ consolidated statements of assets and liabilities. The Funds expect to earn interest income on any margin deposits, which is disclosed as broker interest income on the Funds’ consolidated statements of operations.
Securities Sold Short
At December 31, 2024, the LoCorr Dynamic Opportunity Fund pledged cash with U.S. Bank as collateral for securities sold short. See the Fund’s statement of assets and liabilities for amounts.
Swap Contracts
LCLSCS has a substantial portion of its assets on deposit with Deutsche Bank in connection with its trading of its swap contract. Assets deposited with Deutsche Bank in connection with the trading of the swap contract for LCLSCS are partially restricted due to deposit requirements. At December 31, 2024, the LoCorr Long/Short Commodities Strategy Fund had cash and cash equivalents on deposit with Deutsche Bank which is presented on the consolidated statements of assets and liabilities as deposits with broker for swap contracts. In addition, at December 31, 2024,

99

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
LCLSCS pledged a portion of its deposit account as collateral for the swap contract. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral. Risks arise from the possible inability of the counterparty to meet the terms of its contract and may increase if the counterparty’s ﬁnancial condition worsens.
LCHC has a substantial portion of its assets on deposit with Deutsche Bank in connection with its trading of its swap contract. Assets deposited with Deutsche Bank in connection with the trading of the swap contract for LCHC are partially restricted due to deposit requirements. At December 31, 2024, the LoCorr Hedged Core Fund had cash and cash equivalents on deposit with Deutsche Bank which is presented on the consolidated statements of assets and liabilities as deposits with broker for swap contracts. In addition, at December 31, 2024, LCHC pledged a portion of its deposit account as collateral for the swap contract. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral. Risks arise from the possible inability of the counterparty to meet the terms of its contract and may increase if the counterparty’s ﬁnancial condition worsens.
Options
At December 31, 2024, the LoCorr Spectrum Income Fund had cash on deposit with Pershing, LLC for options contracts which is presented on the Fund’s statement of assets and liabilities. In addition, the LoCorr Spectrum Income Fund pledged securities as collateral for options. See the Fund’s consolidated schedule of investments for the fair value of securities pledged as collateral.
Distributable Earnings and Investment Transactions
Net investment income and net realized gains (losses) may differ for ﬁnancial reporting and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent; reclassiﬁcations are made to the appropriate equity accounts in the period that the difference arises.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassiﬁed between ﬁnancial and tax reporting. These reclassiﬁcations have no effect on net assets or NAV per share. See Note 7.
Distributions from Earnings
Shareholder transactions are recorded on trade date. Dividends from net investment income are declared and paid at least annually by the Funds. Distribution of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the periods from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to the difference in the recognition of income, expense and gain items for ﬁnancial statement and tax purposes.
During the year ended December 31, 2024, dividends for the LoCorr Spectrum Income Fund were distributed monthly. The estimated characterization of the distributions paid will be an ordinary dividend, qualiﬁed dividend or return of capital.
This estimate is based on the Fund’s operating results during the period. It is anticipated that a signiﬁcant portion of the distributions of the Fund’s investments in MLP and certain investments in REITs and royalty trusts will be comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period is not determined until after the end of the ﬁscal year.
The tax character of distributions paid during the periods was as follows:

	Year Ended December 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Macro Strategies Fund	$47,036,295	$ —	$1,296,342
LoCorr Long/Short Commodities Strategy Fund	14,531,971	—	314,913
LoCorr Market Trend Fund	19,962,056	—	—
LoCorr Hedged Core Fund	916,935	—	—
LoCorr Dynamic Opportunity Fund	600,766	—	—
LoCorr Spectrum Income Fund	4,487,329	—	1,670,800

100

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)

	Year Ended December 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Macro Strategies Fund	$49,435,072	$—	$—
LoCorr Long/Short Commodities Strategy Fund	19,694,937	—	15,921
LoCorr Market Trend Fund	10,986,683	—	—
LoCorr Dynamic Opportunity Fund	889,196	12,650	—
LoCorr Spectrum Income Fund	4,435,021	—	4,229,551

Federal Income Taxes
The Funds intend to qualify as regulated investment companies pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds intend to distribute substantially all of their investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, the Funds did not have any tax positions that did not meet the “more- likely-than-not” threshold of being sustained by applicable tax authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax beneﬁts on uncertain tax positions as interest or other expense in the statements of operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.
For tax purposes, LCMFS, LCLSCS, LCMT and LCHC are exempted Cayman Islands investment companies. LCMFS, LCLSCS, LCMT and LCHC have each received an undertaking from the Government of the Cayman Islands exempting them from all local income, proﬁts, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LCMFS, LCLSCS, LCMT and LCHC are controlled foreign corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and proﬁts, will be included each year in the respective Funds’ investment company taxable income.
Foreign Securities and Currency
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the ﬂuctuations arising from changes in market prices of securities held. Such ﬂuctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Forward Currency Contracts
Gains or losses are realized when foreign currency contracts are liquidated. Any change in net unrealized gain or loss is reported in the statements of operations.
Futures Contracts
A futures contract provides for the future sale by one party and purchase by another party of a speciﬁed amount of a speciﬁc ﬁnancial instrument (e.g., units of a stock index) for a speciﬁed price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained.

101

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract.
Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Gains or losses are realized when contracts are liquidated. Closing out an open futures contract purchase or sale is affected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract. Any change in net unrealized gain or loss is reported in the statements of operations.
Indemniﬁcations
In the normal course of business, the Funds enter into contracts that contain general indemniﬁcations to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Market and Credit Risks
The Funds may engage in the speculative trading of U.S. and foreign futures, forward currency and swap contracts (collectively, “derivatives”). The Funds are exposed to both market risk, which is the risk arising from changes in the fair value of the contracts and credit risk, which is the risk of failure by another party to perform according to the terms of a contract.
Purchase and sale of futures contracts requires margin deposits with the broker. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires a broker to segregate all customer transactions and assets from such broker’s proprietary activities. A customer’s cash and other property (for example, U.S. government securities) deposited with a broker are considered commingled with all other customer funds subject to the broker’s segregation requirements. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.
For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Funds are exposed to a market risk equal to the notional contract value of swap, futures and forward currency contracts purchased and unlimited liability on such contracts sold short.
The Funds also engage in investing its assets in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions.
The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that they will, in fact, succeed in doing so.
New Accounting Pronouncements and/or SEC Regulatory Updates
In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06“). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management has concluded there is no material impact to the Funds’ financial statements.

102

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds' income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Options on Securities
The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater ﬂuctuation than an investment in the underlying instruments themselves.
A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.
A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a proﬁt on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.
If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

103

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
Security Transactions and Investment Income
Security transactions are recorded on trade date. Generally, realized gains and losses on sales of investments are calculated on the speciﬁcally identiﬁed cost basis of the securities.
Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Distributions received from the investments in MLP interests, REITs, private investments, closed end funds, business development companies and royalty trusts generally are comprised of ordinary income, capital gains and return of capital. Distributions from commodity pools are recorded on the effective date, based on the character determined by the underlying commodity pool. For ﬁnancial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT, private investment, closed end fund, business development company or royalty trust and other industry sources. These estimates may subsequently be revised based on information received from the MLP, REIT, private investment, closed end fund, business development company or royalty trust after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the ﬁscal year end of the Funds. The distributions received from the MLP, REIT, private investment, closed-end fund, business development company and royalty trust securities that have been classiﬁed as income and capital gains are included in investment income and net realized gain (loss) on investments, respectively, on the statements of operations. The distributions received that are classiﬁed as return of capital reduce the cost of investments on the statements of assets and liabilities.
Interest income and expense is recognized on the accrual basis. Market discounts, premiums and original issue discounts on ﬁxed-income securities are amortized daily over the expected life of the security using the effective yield method.
Short Sales
The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the statements of operations.
In addition, the Funds are required to pay the lender any dividends declared on short positions. Dividends declared on open short positions are recorded on ex-date and shown as an expense for ﬁnancial reporting purposes. To borrow the security, the Funds also may be required to pay fees, which are shown as an expense for ﬁnancial reporting purposes. A Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these broker charges on a net basis as broker interest income or interest expense on the Funds’ statements of operations.
To the extent the Funds sell securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current fair value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Funds

104

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
contemporaneously own or have the right to obtain at no added cost, securities identical to those sold short. Short sales are collateralized by cash deposits with the counterparty broker and pledged securities held at the custodian, U.S. Bank. The collateral required is determined daily by reference to the fair value of the short positions.
Total Return Swap Contracts
The Funds may enter into total return swap agreements. A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying portfolios of futures contracts, forward currency contracts and foreign currencies (considered the “index” within each total return swap contract) between counterparties. The “notional amount” of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the consolidated statements of operations based on the value of the index on which the total return swap is referenced, as deﬁned within the total return swap agreement between the counterparties. The composition of the index may vary based on how the underlying portfolio of futures contracts, forward currency contracts and foreign currencies is traded. A Fund’s obligation under total return swap agreement, including any related fees, offset against amounts owed to the Fund in the case of positive performance, will be covered by designating liquid assets on the Fund’s books and records (see the consolidated statement of assets and liabilities for deposits with broker for derivative instruments). Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the consolidated statements of operations. Changes in notional value and any cash holding adjustments, which represent voluntary realizations by a Fund of swap value at any point in time, are also presented as net realized gain or loss on swap contracts on the consolidated statements of operations. Further, any cash holding adjustments realized by a Fund are subject to interest charges, which are recorded as part of unrealized gain/loss on the consolidated statements of operations. A corresponding asset or liability for “advance receipt on swap contracts” or “advance payment on swap contracts,” respectively, is recorded on the consolidated statements of assets and liabilities for the gain or loss realized on changes in notional value. Total return swaps outstanding at period end, if any, are listed after the Funds’ consolidated schedules of investments.
Use of Estimates
The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported revenues and expenses during the reporting period. Actual results could differ from those estimates.
Warrants
The Funds may invest in warrants. Warrants are options to purchase common stock at a speciﬁc price (usually at a premium above the market value of the optioned common stock at issuance) valid for a speciﬁc period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
3. Derivative and Other Financial Instruments
The Funds may invest in derivatives such as futures, forward currency, options, and swap contracts, in order to hedge against market movements while liquidating certain positions and buying other securities or as substitutes for securities, as well as for speculative purposes to gain exposure to such market movements.
The Funds’ market risk related to their derivatives trading is inﬂuenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, weather, supply and demand of commodities, the market value of futures and forward currency contracts, the diversiﬁcation effects among the Funds’ open positions and the liquidity of the markets in which they trade.
The following are the primary trading risk exposures by market sector of the Funds as encompassed in the total return swap contracts:

105

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
Agricultural. (grains, livestock and softs). The Funds’ primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions.
Currencies. Exchange rate risk is a principal market exposure of the Funds. The Funds’ currency exposure is to exchange rate ﬂuctuations, primarily ﬂuctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The ﬂuctuations are inﬂuenced by interest rate changes as well as political and general economic conditions. The Funds trade in a large number of currencies including cross-rates– e.g., positions between two currencies other than the U.S. dollar.
Energy. The Funds’ primary energy market exposure is to gas and oil price movements, often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial proﬁts and losses have been and are expected to continue to be experienced in this market.
Interest Rates. Interest rate movements directly affect the price of the sovereign bond futures positions held by the Funds and indirectly the value of its stock index currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Funds’ proﬁtability. The Funds’ primary interest rate exposure is to interest rate ﬂuctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the
United States and the Eurozone. However, the Funds also may take positions in futures contracts on the government debt of other nations. The Funds anticipate that interest rates in these industrialized countries or areas, both long-term and short-term, will remain a primary market exposure of the Funds for the foreseeable future.
Metals. The Funds’ metals market exposure is to ﬂuctuations in the price of aluminum, copper, gold, lead, nickel, palladium, tin, silver and zinc.
Stock Index. The Funds’ equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.
The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.
At December 31, 2024, the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, and the LoCorr Hedged Core Fund held derivative and other financial instruments which are not subject to a master netting arrangement. The following table presents derivative financial instruments that are subject to enforceable netting agreements, collateral agreements, or other similar agreements as of the reporting date.
LoCorr Macro Strategies Fund - December 31, 2024

	Gross Amounts of Recognized Assets & Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$22,816,558	$ —	$22,816,558	$ —	$ —	$22,816,558
Total	$22,816,558	$ —	$22,816,558	$—	$—	$22,816,558

106

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)

	Gross Amounts of Recognized Assets & Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Liabilities:
Description
Forward currency contracts	$(8,323,457)	$ —	$(8,323,457)	$ —	$8,323,457	$ —
Total	$(8,323,457)	$—	$(8,323,457)	$—	$8,323,457	$—

LoCorr Long/Short Commodities Strategy Fund - December 31, 2024

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Swap Contracts*	$41,335,635	$ —	$41,335,635	$ —	$ —	$41,335,635
Total	$41,335,635	$—	$41,335,635	$—	$—	$41,335,635

*	Includes $24,463,320 of advance receipt on swap contracts.
LoCorr Market Trend Fund - December 31, 2024

	Gross Amounts of Recognized Assets & Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$8,422,383	$ —	$8,422,383	$ —	$ —	$8,422,383
Total	$8,422,383	$—	$8,422,383	$—	$—	$8,422,383
Liabilities:
Description
Forward currency contracts	$(516,846)	$—	$(516,846)	$—	$516,846	$—
Total	$(516,846)	$—	$(516,846)	$—	$516,846	$—

107

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
LoCorr Hedged Core Fund - December 31, 2024

	Gross Amounts of Recognized Assets & Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$1,095,644	$—	$1,095,644	$ —	$—	$1,095,644
Total	$1,095,644	$—	$1,095,644	$—	$—	$1,095,644
Liabilities
Description
Forward currency contracts	$(347,091)	$ —	$(347,091)	$—	$347,091	$—
Swap Contracts*	$(2,136,209)	$—	$(2,136,209)	$—	$2,136,209	$—
Total	$(2,483,300)	$—	$(2,483,300)	$—	$2,483,300	$—

*	Includes $0 of advance receipt on swap contracts.
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of assets and liabilities and consolidated statements of operations. Fair value of swap contracts are recorded in the consolidated statements of assets and liabilities as net unrealized appreciation on swap contracts or net unrealized depreciation on swap contracts.
Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the consolidated statements of operations.
The following table presents the fair value of consolidated derivative instruments for the LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Hedged Core Fund and LoCorr Market Trend Fund as of December 31, 2024 as presented on each Fund’s consolidated statements of assets and liabilities:

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
LoCorr Macro Strategies Fund
Forward Currency Contracts(a)
Long	$15,374	$8,295,725	$(8,280,351)
Short	22,801,184	27,732	22,773,452
Total Forward Currency Contracts	22,816,558	8,323,457	14,493,101
Futures Contracts(b)
Long Contracts
Commodity	6,146,706	2,969,349	3,177,357
Equity	1,056,322	8,004,080	(6,947,758)
Foreign exchange	248,713	225,466	23,247
Interest rate	35,222	2,995,755	(2,960,533)
Total Long Contracts	7,486,963	14,194,650	(6,707,687)
Short Contracts
Commodity	1,753,104	2,008,997	(255,893)
Equity	198,504	32,897	165,607

108

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
Foreign exchange	$644,585	$—	$644,585
Interest rate	7,070,668	273,169	6,797,499
Total Short Contracts	9,666,861	2,315,063	7,351,798
Total Futures Contracts	17,153,824	16,509,713	644,111
Total Forward Currency Contracts and Futures Contracts	$39,970,382	$24,833,170	$15,137,212
LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$16,872,315	$—	$16,872,315
LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	$—	$516,845	$(516,845)
Short	8,422,382	—	8,422,382
Total Forward Currency Contracts	8,422,382	516,845	7,905,537
Futures Contracts(b)
Long Contracts
Commodity	2,906,157	1,460,145	1,446,012
Equity	838,137	5,342,032	(4,503,895)
Foreign exchange	180,516	—	180,516
Interest rate	—	2,007,213	(2,007,213)
Total Long Contracts	3,924,810	8,809,390	(4,884,580)
Short Contracts
Commodity	701,243	1,196,634	(495,391)
Equity	23,724	—	23,724
Interest rate	4,918,819	30,263	4,888,556
Total Short Contracts	5,643,786	1,226,897	4,416,889
Total Futures Contracts	9,568,596	10,036,287	(467,691)
Total Forward Currency Contracts and Futures Contracts	$17,990,978	$10,553,132	$7,437,846
LoCorr Hedged Core Fund
Forward Currency Contracts(a)
Long	$934	$345,282	$(344,348)
Short	1,094,710	1,809	1,092,901
Total Forward Currency Contracts	1,095,644	347,091	748,553
Futures Contracts(b)
Long Contracts
Commodity	226,441	141,853	84,588
Equity	68,975	428,635	(359,660)
Foreign exchange	12,953	14,603	(1,650)
Interest rate	1,512	138,627	(137,115)
Total Long Contracts	309,881	723,718	(413,837)
Short Contracts
Commodity	68,309	126,206	(57,897)
Equity	3,792	2,335	1,457

109

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
Foreign exchange	$39,282	$—	$39,282
Interest rate	359,678	16,321	343,357
Total Short Contracts	471,061	144,862	326,199
Total Futures Contracts	780,942	868,580	(87,638)
Total Forward Currency Contracts and Futures Contracts	$1,876,586	$1,215,671	$660,915
Long Total Return Swap Contracts
LoCorr Hedged Core Index	$—	$(2,136,209)	$(2,136,209)

(a)
Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund’s consolidated statement of assets and liabilities.

(b)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s consolidated schedule of open futures contracts. Only the current day variation margin and unsettled open futures contracts is separately reported within the Fund’s consolidated statement of assets and liabilities.

The following table presents the results of the derivative trading and information related to volume for the year ended December 31, 2024. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in each Fund’s consolidated and non-consolidated statement of operations.

	Gain (Loss) from Trading
Fund and Type of Derivative Instrument	Net Realized	Net Change in Unrealized
LoCorr Macro Strategies Fund
Forward Currency Contracts	$1,855,491	$25,931,653
Futures Contracts
Commodity	(6,694,319)	8,253,753
Equity	64,205,071	(11,167,802)
Foreign exchange	(10,193,417)	1,306,692
Interest rate	(46,193,939)	16,929,978
Total Futures Contracts	1,123,396	15,322,621
Total Forward Currency Contracts and Futures Contracts	$2,978,887	$41,254,274
LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$21,131,174	$(48,347,242)
LoCorr Market Trend Fund
Forward Currency Contracts	$(4,233,379)	$14,957,808
Futures Contracts
Commodity	7,267,990	3,393,141
Equity	24,063,683	(7,677,732)
Foreign exchange	342,648	347,160
Interest rate	(41,442,802)	12,809,003
Total Futures Contracts	(9,768,481)	8,871,572
Total Forward Currency Contracts and Futures Contracts	$(14,001,860)	$23,829,380
LoCorr Hedged Core Fund
Forward Currency Contracts	$743,091	$748,553
Futures Contracts
Commodity	(653,289)	26,691

110

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)

	Gain (Loss) from Trading
Fund and Type of Derivative Instrument	Net Realized	Net Change in Unrealized
Equity	$118,891	$(358,203)
Foreign exchange	218,544	37,632
Interest rate	(564,547)	206,242
Total Futures Contracts	(880,401)	(87,638)
Total Forward Currency Contracts and Futures Contracts	$(137,310)	$660,915
Swap Contracts	$—	$(2,136,209)
LoCorr Spectrum Income Fund
Options
Written Options	307,248	14,264
Total Options	$307,248	$14,264

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the year ended December 31, 2024 were:

	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Macro Strategies Fund
Forward Currency Contracts	$1,025,068,482	$1,421,957,127
Futures Contracts	2,319,398,732	3,219,927,420
LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$266,749,552	$—
LoCorr Market Trend Fund
Forward Currency Contracts	$382,060,799	$526,015,388
Futures Contracts	971,186,544	1,260,759,720
LoCorr Hedged Core Fund
Forward Currency Contracts	$14,068,268	$27,952,652
Futures Contracts	67,911,173	65,923,042
Swap Contracts	13,952,047	—
LoCorr Spectrum Income Fund
Options(a)	$33,201,000	$3,133,253

(a)	Represents an average of each month the Fund held purchased or written options.
The swap contracts and the commodity-related futures contracts reported in the tables in Note 3 represent balances and activity of each Fund’s respective wholly-owned and controlled subsidiary. See Note 2.
Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.
4. Investment Transactions
The cost of security purchases and proceeds from security sales, excluding short-term investments, derivative instruments, short sales and purchases to cover short sales, for the year ended December 31, 2024 were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
LoCorr Macro Strategies Fund	$1,157,825,508	$729,094,306	$674,787,039	$332,635,517
LoCorr Long/Short Commodities Strategy Fund	383,343,093	375,861,742	241,311,214	249,926,102
LoCorr Market Trend Fund	352,267,040	287,254,621	165,449,043	106,871,589

111

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
LoCorr Hedged Core Fund	$53,987,818	$27,618,475	$48,257,468	$684,774
LoCorr Dynamic Opportunity Fund	—	—	263,382,712	272,435,760
LoCorr Spectrum Income Fund	—	—	39,523,226	55,034,741

5. Management Fees and Other Transactions with Afﬁliates
Management Agreement
The Trust has a Management Agreement with the Adviser, with whom certain ofﬁcers and Trustees of the Funds are afﬁliated, to furnish investment advisory services to the Funds. Pursuant to the Management Agreement, the Adviser is entitled to receive a fee, paid monthly, as follows:

Fund	Annual Advisory Fee as a Percentage of the Average Daily Net Assets of the Fund
LoCorr Macro Strategies Fund	1.65%
LoCorr Market Trend Fund	1.50%
LoCorr Hedged Core Fund	1.45%
LoCorr Dynamic Opportunity Fund	1.50%
LoCorr Spectrum Income Fund	1.30%

Pursuant to the Management Agreement, the Adviser is entitled to receive a fee, paid monthly, in accordance with the Incremental Advisory Fee schedule below based on the LoCorr Long/Short Commodities Strategy Fund’s average daily net assets.

Net Assets for the LoCorr Long/Short Commodities Strategy Fund	Incremental Advisory Fee*
$0.0 - $0.5 billion	1.50%
$0.5 - $1.0 billion	1.40%
$1.0 - $1.5 billion	1.30%
$1.5 - $2.0 billion	1.20%
$2.0 - $2.5 billion	1.10%
Over $2.5 billion	1.00%

*
Incremental advisory fee represents the fees paid on net assets at the related net asset level. For example, with $3 billion in net assets in the Fund, the Adviser would earn 1.50% on the ﬁrst $500 million, plus 1.40% on the next $500 million, plus 1.30% on the next $500 million, plus 1.20% on the next $500 million, plus 1.10% on the next $500 million, plus 1.00% on the ﬁnal $500 million.

As of and for the year ended December 31, 2024, the Funds reported the following in regards to management fees:

Fund	Management Fees For the Year Ended December 31, 2024	Accrued Net Management Fees as of December 31, 2024
LoCorr Macro Strategies Fund	$26,610,799	$2,200,503
LoCorr Long/Short Commodities Strategy Fund	11,851,254	716,711
LoCorr Market Trend Fund	6,023,695	460,439
LoCorr Hedged Core Fund	487,856	262,844
LoCorr Dynamic Opportunity Fund	817,743	56,118
LoCorr Spectrum Income Fund	945,182	78,307

Sub-Advisory Agreements
Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub- advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of each Fund’s average daily net assets which they have been allocated to manage.

112

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)

LoCorr Macro Strategies Fund:	LoCorr Hedged Core Fund:
Graham Capital Management, L.P.	Graham Capital Management, L.P.
Millburn Ridgefield Corporation	Millburn Ridgefield Corporation
Nuveen Asset Management, LLC	Nuveen Asset Management, LLC
Revolution Capital Management LLC	Revolution Capital Management LLC
R.G. Niederhoffer Capital Management	R.G. Niederhoffer Capital Management
LoCorr Long/Short Commodities Strategy Fund:	LoCorr Dynamic Opportunity Fund:
Nuveen Asset Management, LLC	Kettle Hill Capital Management, LLC
LoCorr Market Trend Fund:	LoCorr Spectrum Income Fund:
Graham Capital Management, L.P.	Bramshill Investments, LLC
Nuveen Asset Management, LLC

The Adviser is solely responsible for the payment of the sub-adviser’s fees, and the sub-adviser agrees not to seek payment of its fees from the Trust or the Funds.
Expense Limitation Agreement
The Funds’ Adviser has contractually agreed to waive management fees and/or reimburse the Funds for expenses they incur, but only to the extent necessary to maintain the Funds’ total annual operating expenses after fee waiver and/or reimbursement (excluding any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) at the percentages listed below:

Fund	Expense Limit as a Percentage of the Average Daily Net Assets of the Fund	Effective Period Through
LoCorr Macro Strategies Fund	1.99%	April 30, 2025
LoCorr Long/Short Commodities Strategy Fund	1.95%	April 30, 2025
LoCorr Market Trend Fund	1.95%	April 30, 2025
LoCorr Hedged Core Fund	1.83%	April 30, 2026
LoCorr Dynamic Opportunity Fund	1.99%	April 30, 2025
LoCorr Spectrum Income Fund	1.80%	April 30, 2025

Any waiver or reimbursement is subject to repayment by the respective Fund within the three ﬁscal years following the ﬁscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the expense limitation at the time of the waiver and the repayment is approved by the Board.
The total amounts of management fees waived and/or expenses reimbursed which are subject to recovery, and their related expiration date are as follows:
LoCorr Hedged Core Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Year Ending December 31, 2024
Year Ended December 31, 2024	$(256,227)	$77,830	$(178,397)	2027
Total	$(256,227)	$77,830	$(178,397)

113

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
LoCorr Dynamic Opportunity Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Year Ending December 31, 2024
Year Ended December 31, 2024	$(110,435)	$ —	$(110,435)	2027
Year Ended December 31, 2023	(50,998)	—	(50,998)	2026
Year Ended December 31, 2022	(154,575)	—	(154,575)	2025
Total	$(316,008)	$—	$(316,008)

LoCorr Spectrum Income Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Year Ending December 31, 2024
Year Ended December 31,2024	$(20,622)	$4,380	$(16,242)	2027
Year Ended December 31, 2023	—	—	—	2026
Year Ended December 31, 2022	—	—	—	2025
Total	$(20,622)		$(16,242)

For the year ended December 31, 2021, fees waived by the Adviser for the LoCorr Dynamic Opportunity Fund totaling $263,217, expired on December 31, 2024 and are no longer eligible for recovery by the Adviser.
At December 31, 2024, there were no fees subject to recovery for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund or the LoCorr Market Trend Fund.
Rule 12b-1 Distribution Agreement
The Funds have entered into a Rule 12b-1 distribution agreement with Quasar Distributors, LLC (“Quasar”). Class A shareholders pay distribution expenses to Quasar at the annual rate not to exceed 0.25% of the Fund’s average daily net assets. Class C shareholders pay to Quasar an annual rate not to exceed 1.00%, which is comprised of 0.75% in distribution expenses and 0.25% in service fees, of the Fund’s average daily net assets. Class I shareholders pay no 12b-1 fees.
Sales Charges
Contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceed of sales of Fund shares from redemption proceeds prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the following table for the year ended December 31, 2024.

Fund	Class A CDSC Retained by Distributor	Class C CDSC Retained by Distributor
LoCorr Macro Strategies Fund	$—	$2,447
LoCorr Long/Short Commodities Strategy Fund	—	792
LoCorr Market Trend Fund	(266)	897
LoCorr Hedged Core Fund	—	N/A
LoCorr Dynamic Opportunity Fund	—	—
LoCorr Spectrum Income Fund	—	22

114

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
6. Fund Shares
At December 31, 2024 there were an unlimited number of shares of beneﬁcial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each class of the Funds.
LoCorr Macro Strategies Fund - Class A

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	2,634,563	$20,625,280	3,495,601	$27,906,925
Reinvestment of Distributions	227,504	1,735,856	272,677	2,069,619
Shares Redeemed	(4,406,890)	(34,395,302)	(3,989,358)	(31,449,278)
	(1,544,823)	$(12,034,166)	(221,080)	$(1,472,734)
Beginning Shares	9,587,102		9,808,182
Ending Shares	8,042,279		9,587,102

LoCorr Macro Strategies Fund - Class C

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	685,053	$5,039,873	650,312	$4,863,443
Reinvestment of Distributions	76,891	552,080	100,755	720,399
Shares Redeemed	(1,989,593)	(14,562,744)	(2,673,794)	(19,923,852)
	(1,227,649)	$(8,970,791)	(1,922,727)	$(14,340,010)
Beginning Shares	4,768,671		6,691,398
Ending Shares	3,541,022		4,768,671

LoCorr Macro Strategies Fund - Class I

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	82,185,481	$658,072,601	83,659,132	$678,237,363
Reinvestment of Distributions	5,356,554	41,727,557	5,408,293	41,914,268
Shares Redeemed	(85,497,168)	(681,191,796)	(173,679,275)	(1,397,134,989)
	2,044,867	$18,608,362	(84,611,850)	$(676,983,358)
Beginning Shares	184,161,780		268,773,630
Ending Shares	186,206,647		184,161,780
LoCorr Macro Strategies Fund
Total Net Increase (Decrease)		$(2,396,595)		$(692,796,102)

LoCorr Long/Short Commodities Strategy Fund - Class A

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	1,063,007	$10,157,661	4,554,740	$45,161,098
Reinvestment of Distributions	41,021	367,961	343,576	3,277,713
Shares Redeemed	(9,535,849)	(91,685,315)	(12,723,610)	(122,762,856)
	(8,431,821)	$(81,159,693)	(7,825,294)	$(74,324,045)
Beginning Shares	10,747,372		18,572,666
Ending Shares	2,315,551		10,747,372

115

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
LoCorr Long/Short Commodities Strategy Fund - Class C

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	75,697	$683,351	65,225	$611,999
Reinvestment of Distributions	8,560	72,676	7,858	71,193
Shares Redeemed	(487,842)	(4,406,365)	(443,040)	(4,118,456)
	(403,585)	$(3,650,338)	(369,957)	$(3,435,264)
Beginning Shares	1,027,145		1,397,102
Ending Shares	623,560		1,027,145

LoCorr Long/Short Commodities Strategy Fund - Class I

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	29,227,547	$283,265,865	38,008,360	$383,233,784
Reinvestment of Distributions	1,290,983	11,709,221	1,341,024	12,994,526
Shares Redeemed	(57,900,924)	(552,765,686)	(70,352,644)	(701,956,940)
	(27,382,394)	$(257,790,600)	(31,003,260)	$(305,728,630)
Beginning Shares	82,626,465		113,629,725
Ending Shares	55,244,071		82,626,465
LoCorr Long/Short Commodities Strategy Fund
Total Net Increase (Decrease)		$(342,600,631)		$(383,487,939)

LoCorr Market Trend Fund - Class A

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	742,877	$8,834,557	809,102	$10,146,943
Reinvestment of Distributions	85,253	939,491	54,786	624,566
Shares Redeemed	(1,257,841)	(14,605,363)	(758,379)	(9,051,634)
	(429,711)	$(4,831,315)	105,509	$1,719,875
Beginning Shares	2,328,280		2,222,771
Ending Shares	1,898,569		2,328,280

LoCorr Market Trend Fund - Class C

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	283,541	$3,124,804	684,365	$8,183,338
Dividends Reinvested	67,665	700,333	28,367	307,781
Shares Redeemed	(872,630)	(9,550,377)	(605,338)	(7,022,335)
	(521,424)	$(5,725,240)	107,394	$1,468,784
Beginning Shares	1,744,359		1,636,965
Ending Shares	1,222,935		1,744,359

116

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
LoCorr Market Trend Fund - Class I

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	14,772,054	$174,302,373	17,147,874	$210,584,327
Reinvestment of Distributions	1,599,795	17,613,747	838,705	9,603,175
Shares Redeemed	(20,750,836)	(240,618,524)	(21,447,171)	(261,415,918)
	(4,378,987)	$(48,702,404)	(3,460,592)	$(41,228,416)
Beginning Shares	32,789,006		36,249,598
Ending Shares	28,410,019		32,789,006
LoCorr Market Trend Fund
Total Net Increase (Decrease)		$(59,258,959)		$(38,039,757)

LoCorr Hedged Core Fund - Class A

	For the Period Ended December 31, 2024(a)
	Shares	Amount
Shares Sold	2,171,345	$20,832,919
Reinvestment of Distributions	12,629	120,611
Shares Redeemed	(34,370)	(328,619)
	2,149,604	$20,624,911
Beginning Shares	—
Ending Shares	2,149,604

LoCorr Hedged Core Fund - Class I

	For the Period Ended December 31, 2024(a)
	Shares	Amount
Shares Sold	19,787,141	$190,560,166
Reinvestment of Distributions	57,337	548,143
Shares Redeemed	(3,859,671)	(36,743,689)
	15,984,807	$154,364,620
Beginning Shares	—
Ending Shares	15,984,807
LoCorr Hedged Core Fund
Total Net Increase (Decrease)		$174,989,531

(a)	Class A and Class I shares of the LoCorr Hedged Core Fund commenced operations on July 10, 2024.
LoCorr Dynamic Opportunity Fund - Class A

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	76,316	$898,846	92,549	$1,042,714
Reinvestment of Distributions	1,937	24,446	3,209	36,642
Shares Redeemed	(124,563)	(1,433,009)	(99,623)	(1,084,217)
	(46,310)	$(509,717)	(3,865)	$(4,861)
Beginning Shares	311,202		315,067
Ending Shares	264,892		311,202

117

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
LoCorr Dynamic Opportunity Fund - Class C

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	399	$4,200	4,503	$46,207
Reinvestment of Distributions	154	1,793	680	7,167
Shares Redeemed	(123,863)	(1,318,608)	(122,278)	(1,237,422)
	(123,310)	$(1,312,615)	(117,095)	$(1,184,048)
Beginning Shares	181,513		298,608
Ending Shares	58,203		181,513

LoCorr Dynamic Opportunity Fund - Class I

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	1,828,125	$21,756,206	5,076,372	$58,661,109
Reinvestment of Distributions	34,186	443,049	56,489	664,310
Shares Redeemed	(3,040,609)	(36,207,144)	(6,822,774)	(77,474,276)
	(1,178,298)	$(14,007,889)	(1,689,913)	$(18,148,857)
Beginning Shares	4,843,361		6,533,274
Ending Shares	3,665,063		4,843,361
LoCorr Dynamic Opportunity Fund
Total Net Increase (Decrease)		$(15,830,221)		$(19,337,766)

LoCorr Spectrum Income Fund - Class A

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	1,104,828	$6,104,844	819,818	$4,507,897
Reinvestment of Distributions	180,409	992,096	184,362	1,000,182
Shares Redeemed	(893,957)	(4,869,441)	(875,802)	(4,687,202)
Redemption Fees	—	4,269	—	966
	391,280	$2,231,768	128,378	$821,843
Beginning Shares	2,852,612		2,724,234
Ending Shares	3,243,892		2,852,612

LoCorr Spectrum Income Fund - Class C

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	121,517	$678,558	103,710	$586,632
Reinvestment of Distributions	100,818	561,973	133,738	736,654
Shares Redeemed	(706,016)	(3,930,526)	(872,145)	(4,777,672)
Redemption Fees	—	2,484	—	751
	(483,681)	$(2,687,511)	(634,697)	$(3,453,635)
Beginning Shares	1,873,410		2,508,107
Ending Shares	1,389,729		1,873,410

118

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
LoCorr Spectrum Income Fund - Class I

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	3,409,220	$18,651,664	4,168,407	$23,111,873
Reinvestment of Distributions	596,093	3,256,782	965,973	5,236,215
Shares Redeemed	(6,720,069)	(36,473,868)	(8,890,669)	(48,304,821)
Redemption Fees	—	13,413	—	4,471
	(2,714,756)	$(14,552,009)	(3,756,289)	$(19,952,262)
Beginning Shares	11,250,168		15,006,457
Ending Shares	8,535,412		11,250,168
LoCorr Spectrum Income Fund
Total Net Increase (Decrease)		$(15,007,752)		$(22,584,054)

Conversion Feature
Class C shares purchased directly from the Funds or through a financial intermediary, except as otherwise disclosed in the Funds’ prospectus, automatically convert to Class A shares in the month of the 8-year anniversary date of the purchase of the Class C shares, based on the relative NAV of each such class without the imposition of any sales charge, fee or other charge.
7. Federal Tax Information
At December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows(1):

	LoCorr Macro Strategies Fund(2)	LoCorr Long/Short Commodities Strategy Fund(2)	LoCorr Market Trend Fund(2)
Tax cost of portfolio	$1,442,580,009	$666,471,472	$291,940,466
Gross unrealized appreciation	$15,626,106	$18,700,290	$4,267,326
Gross unrealized depreciation	(9,129,979)	(38,470,647)	(2,390,426)
Net unrealized appreciation (depreciation)	6,496,127	(19,770,357)	1,876,900
Undistributed ordinary income	—	—	—
Undistributed long-term capital gains	—	—	—
Total earnings accumulated	—	—	—
Other accumulated losses	(199,634,202)	(22,673,824)	(54,742,193)
Total distributable earnings (accumulated losses)	$(193,138,075)	$(42,444,181)	$(52,865,293)

	LoCorr Hedged Core Fund(2)	LoCorr Dynamic Opportunity Fund	LoCorr Spectrum Income Fund
Tax cost of portfolio	$101,293,115	$35,383,611	$58,884,881
Gross unrealized appreciation	$275,869	$638,173	$12,686,020
Gross unrealized depreciation	(4,630,061)	(2,362,801)	(3,824,693)
Net unrealized appreciation	(4,354,192)	(1,724,628)	8,861,327
Undistributed ordinary income	1,188,127	4,787,374	—
Undistributed long-term capital gains	—	—	—
Total earnings accumulated	1,188,127	4,787,374	—
Other accumulated losses	(452,718)	(4,903)	(46,982,353)
Total distributable earnings (accumulated losses)	$(3,618,783)	$3,057,843	$(38,121,026)

(1)	Total Portfolio represents aggregate amounts of Fund's investments, securities sold short, forward currency contracts and futures contracts, where applicable.
(2)	Tax Cost is presented on a non-consolidated basis and includes each of the Fund's investment in the respective CFCs and the unrealized appreciation and depreciation associated with those investments.

119

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributed primarily to the tax deferral of losses on wash sales, mark to market, investments in partnerships and other temporary differences.
The following reclassifications were made within the components of net assets as of December 31, 2024:

	Total Distributable Earnings/ (Accumulated Loss)	Paid-in Capital
LoCorr Macro Strategies Fund	$10,767,454	$(10,767,454)
LoCorr Long/Short Commodities Strategy Fund	36,853,409	(36,853,409)
LoCorr Market Trend Fund	2,193,159	(2,193,159)
LoCorr Hedged Core Fund	636,803	(636,803)
LoCorr Dynamic Opportunity Fund	—	—
LoCorr Spectrum Income Fund	1,216,844	(1,216,844)

The LoCorr Macro Strategies Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Long/Short Commodities Strategy Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Market Trend Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Hedged Core Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Spectrum Income Fund’s reclassifications are primarily attributable to certain reclassifications related to partnership basis adjustments and prior year true-ups.
Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer no capital losses for the fiscal year ended December 31, 2024.

	Post October Loss Deferral	Late Year Loss Deferral
LoCorr Macro Strategies Fund	$367,463	$ —
LoCorr Long/Short Commodities Strategy Fund	—	—
LoCorr Market Trend Fund	31,944	—
LoCorr Hedged Core Fund	—	—
LoCorr Dynamic Opportunity Fund	—	—
LoCorr Spectrum Income Fund	69,265	—

At December 31, 2024, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover		Year of Expiration
	Short-Term	Long-Term
LoCorr Macro Strategies Fund	$85,522,945	$113,743,794	Indefinitely
LoCorr Long/Short Commodities Strategy Fund	8,595,568	14,078,256	Indefinitely
LoCorr Market Trend Fund	22,412,852	32,290,565	Indefinitely
LoCorr Hedged Core Fund	197,918	254,800	Indefinitely
LoCorr Dynamic Opportunity Fund	—	—	Indefinitely
LoCorr Spectrum Income Fund	19,418,614	27,021,323	Indefinitely

120

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2024(Continued)
During the year ended December 31, 2024, the LoCorr Macro Strategies Fund, the Long/Short Commodities Fund, and LoCorr Dynamic Opportunity Fund, utilized unlimited capital loss carryover of $39,902,133, $56,292, and $2,970,064, respectively. The LoCorr Market Trend Fund, LoCorr Hedged Core Fund, and the LoCorr Spectrum Income Fund did not utilize any capital loss carryovers.
8. Line of Credit
The Trust entered into an unsecured, uncommitted Loan Agreement (“Line of Credit” or “LOC”) with U.S. Bank not individually but as an umbrella facility on behalf of the Funds in the Trust. The LOC expires on March 5, 2025. The LOC was established to provide the Funds a temporary short-term liquidity source, subject to certain restrictions, covenants and the right of setoff on the Funds’ assets, to meet unanticipated redemptions. Under terms of the LOC, borrowings for each Fund are limited to the lesser of one-third of the net unencumbered assets (including the amount borrowed) of the respective Fund, 5% of the gross assets of the respective Fund or $50 million in the aggregate for all of the Funds under this agreement. U.S. Bank, N.A. charges an interest rate per annum equal to the Prime Rate (7.50% as of December 31, 2024).
The Funds did not utilize the Line of Credit for the year ended December 31, 2024.
9. Subsequent Events
In preparing the ﬁnancial statements, the Adviser has evaluated events after December 31, 2024.
Declaration of Dividends
The LoCorr Spectrum Income Fund declared the following ordinary income distributions:

Dividend Declaration Date(a)	Shareholder of Record Date	Distribution Amount per Share Class
		Class A	Class C	Class I
January 31, 2025	January 30, 2025	$0.0386	$0.03470	$0.04000

(a)	Ex-date, reinvest date and payable date.
The estimated characterization of the distributions paid will be an ordinary dividend, qualiﬁed dividend or return of capital. See Note 2 for additional information.
At the Board Meeting held February 20, 2025, the Board approved an extension of the Loan Agreement with U.S. Bank to March 4, 2026. Other terms of the Loan Agreement remained the same.
There were no additional subsequent events since December 31, 2024, through the date the ﬁnancial statements were issued that would require adjustments to or additional disclosure in these ﬁnancial statements.

121

LoCorr Investment Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
LoCorr Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, forward currency contracts, futures contracts, swap contracts, and securities sold short (as applicable), of LoCorr Investment Trust comprising the funds listed below (the “Funds”) as of December 31, 2024, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund and LoCorr Market Trend Fund*	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
LoCorr Dynamic Opportunity Fund and LoCorr Spectrum Income Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
LoCorr Hedged Core Fund*	For the period from July 10, 2024 (commencement of operations) through December 31, 2024

*	The financial statements referred to throughout are consolidated.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and underlying fund sponsor; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 27, 2025

122

Portfolio Holdings Disclosure (Unaudited)
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-523-8637.

123

Proxy voting policies, procedures and record (Unaudited)
You may obtain a description of the Funds’ (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent 12-month period ended December 31 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1-855-523-8637, or on the EDGAR Database on the SEC’s website (http:// www.sec.gov).

124

LoCorr Investment Trust
Qualified Dividend Income (“QDI”)/Dividends Received Deduction (“DRD”) (Unaudited)
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and growth Tax Relief Reconcilliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified income was as follows:

QDI %
LoCorr Macro Strategies Fund	0.00%
LoCorr Long/Short Commodities Strategy Fund	0.00%
LoCorr Market Trends Fund	0.00%
LoCorr Hedged Core Fund	0.00%
LoCorr Dynamic Opportunity Fund	6.35%
LoCorr Spectrum Income Fund	20.32%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was as follows:

DRD %
LoCorr Macro Strategies Fund	0.00%
LoCorr Long/Short Commodities Strategy Fund	0.00%
LoCorr Market Trends Fund	0.00%
LoCorr Hedged Core Fund	0.00%
LoCorr Dynamic Opportunity Fund	6.35%
LoCorr Spectrum Income Fund	13.02%

125

LoCorr Investment Trust
Additional Information (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Review of Management and Sub-Advisory Agreements
Counsel directed the Board’s attention to Section 5 of the Board materials for the renewal of the investment sub-advisory agreement for the LoCorr Dynamic Opportunity Fund (“LDO Fund”).
The Board reviewed the memorandum provided by Counsel which had been provided to them prior to the meeting entitled, “Duties of Trustees with Respect to Approval and Renewal of Investment Advisory and Sub-Advisory Contracts”. The Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act (the “Independent Trustees”), reviewed the various factors relevant to its consideration of the sub-advisory agreement and the legal responsibilities of the Board related to such consideration. These factors included the following:
•	The nature, extent and quality of the services provided by the investment sub-adviser to the fund;
•	The investment performance of the fund and the investment sub-adviser;
•	The costs of the services to be provided and the profits to be realized by the sub-adviser and its affiliates from the relationship with the fund;
•	The extent to which economies of scale will be realized as the fund grows; and
•	Whether the fee levels reflect these economies of scale to the benefit of the shareholders.
The Board reviewed the responses to the 15(c) questionnaire and the sub-advisory agreement prior to the meeting.
Approval of Advisory Agreement
The Trustees evaluated the nature, extent and quality of services provided by the Adviser to the LoCorr Hedged Core Fund (“LHC Fund”) and reviewed the 15(c) responses for each, which included a discussion of the key personnel of the Adviser, noting that there had not been any changes in key personnel since the last renewal.
The Trustees reviewed the Adviser’s investment program for each of the Funds and each Fund's investment objective, policies and regulatory limitations. The Board noted that the Adviser oversees and continually evaluates sub-advisers and that the Adviser also provides overall portfolio and risk management consistent with each Fund’s investment strategy, guidelines and limitations. The Trustees also discussed the Adviser’s compliance program with the Trust’s CCO, including the operation of policies and procedures related to Rule 18f-4 and Rule 2a-5. The Board noted that there had not been any compliance issues with respect to the Adviser’s management of the Funds. A representative from the Adviser reviewed the Adviser’s financial statements and insurance policy with the Trustees. The Trustees concluded that, based on their review of the Adviser’s financial statements and discussions with the Adviser, the Adviser has sufficient resources to provide advisory services to each of the Funds.
The CCO next discussed the Trust’s compliance policies and procedures and Adviser’s code of ethics. The CCO discussed the successful implementation of policies and procedures pursuant to Rules 2a-5 and 18f-4. After a discussion, the Trustees concluded that the Adviser had compliance policies and procedures in place in order to perform its duties under the management agreements for the Funds.

126

LoCorr Investment Trust
Additional Information (Unaudited)(Continued)
Counsel stated that there had not been any recent litigations or examinations of the Adviser by any regulatory body since the last renewal. After a discussion, the Trustees concluded that the Adviser continues to be well resourced with experienced personnel and investment expertise and has provided, and is expected toto provide, high quality services to the Funds and their respective shareholders.
With respect to the LHC Fund, the Trustees noted the successful implementation of similar strategies for other Funds in the Trust, nothing that as a new fund, the LHC Fund did not have any performance of its own.
The Trustees next considered the proposed management fee for the LHC Fund. The Trustees noted that the proposed management fee was 1.45%. The Trustees reviewed the relevant peer group and Morningstar category averages and ranges of management fees, noting that the proposed management fee for the LHC Fund was within the ranges of each. After a discussion, the Trustees determined that the proposed management fee was reasonable.
The Trustees then considered the estimated profitability of the Adviser for the LHC Fund, noting that the Adviser estimated a modest level of profitability. After a review and discussion, the Trustees determined that the estimated profitability of the Adviser with respect to the LHC Fund was reasonable.
Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that each Fund’s management fee is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of LHC Fund.
Approval of Sub-Advisory Agreements
Nuveen Asset Management, LLC (“Nuveen”), Sub-Adviser (LHC Fund)
The Trustees next considered the 15(c) materials provided by Nuveen. The Trustees reviewed the nature, extent and quality of services provided or to be provided by Nuveen for the fixed income strategies in the LHC Fund. The Trustees considered Nuveen’s personnel, noted many years of experience and depth of investment capabilities. A representative of the Adviser explained that Nuveen continued to provide credit research, security selection, trade execution and compliance monitoring for the fixed income portion of the LHC Fund.
The CCO reviewed the quarterly summaries of its updates to its compliance manual provided by Nuveen. The CCO indicated that he determined that these compliance updates from the past year were immaterial. A representative of the Adviser indicated that the Adviser continued to be satisfied with the overall services provided by Nuveen to the Funds.
The Board considered that Nuveen did not have any material compliance, material litigations or regulatory agency issues in the past year and that Nuveen continued to carry an E&O/D&O policy through its parent company. After a discussion, the Trustees concluded that Nuveen was expected to continue to provide satisfactory services to the Funds.
The Trustees noted that they expected that Nuveen would provide similar performance for the LHC Fund.
The Trustees discussed the costs of services provided by Nuveen to be provided to the LHC Fund and noted that Nuveen earns a small profit with regard to sub-advising the Funds. The Trustees also considered that the subadvisory fee for the Funds compared favorably to fee schedule that Nuveen charged to institutional accounts with the same strategy. The Trustees concluded that the sub-advisory fees paid or to be paid to Nuveen by the Adviser were reasonable in light of the services to be provided under the sub-advisory agreements.
Having requested and received such information from Nuveen as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that Nuveen’s fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interest of the shareholders of LHC Fund.
Millburn Ridgefield Corporation (“Millburn”), Sub-Adviser (LHC Fund & LCHC Fund Limited)
Counsel then turned the Trustees’ attention to the 15(c) responses for Millburn. Counsel and a representative of the Adviser noted that Millburn would be undergoing certain corporate transactions that would result in a change in control of Millburn. Counsel and the Adviser’s representative indicated that the change in control would not result in a change in the level or quality of the services provided by Millburn as sub-adviser.

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The Board discussed the experience and backgrounds of Millburn’s personnel providing services to the Funds. Counsel indicated that Millburn had added a new director of research since the last renewal. The Trustees considered that Millburn continues to provide portfolio management, investment strategy development and trade execution for the Funds’ portfolios as well as compliance services to assure the assets allocated to it are managed within the Funds’ investment restrictions.
Counsel noted that Millburn reported not having any material compliance or litigation issues in the past year. The Trustees reviewed Millburn’s compliance controls with the CCO including its compliance testing. The CCO noted that Millburn was undergoing an SEC examination of its broker dealer, and that Millburn did not report any material findings. The Trustees further observed that Millburn carried an appropriate E&O/D&O policy. The Trustees determined that the services provided by Millburn to the Funds have been satisfactory and that the Trustees expects Millburn to continue to provide quality services in the future to the LHC Fund.
After a discussion, the Trustees concluded that they were satisfied that Millburn was executing its strategy as intended and that its performance was not unreasonable and that the Board expected that Millburn would provide reasonable performance for the LHC Fund. The Trustees noted that the LHC Fund had not yet launched and therefore there was no performance to consider with respect to that Fund and Millburn.
Counsel noted for the Trustees that the sub-advisory fee structure for the and LHC Fund was lower than the fee charged by Millburn to its separately managed account clients. The Trustees further observed that Millburn’s fee did not include an incentive fee. After further discussion, the Trustees concluded that the sub-advisory fee was reasonable.
The Trustees considered whether there were any economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After a discussion, the Trustees concluded that a lack of breakpoints was acceptable.
The Trustees next considered the estimated profits by Millburn in connection with its relationship with the LHC Fund and whether the amount of profit is a fair profit with respect to the sub-advisory services provided to the Funds. After a discussion, it was the consensus of the Trustees that the level of realized and estimated profits was reasonable.
Having requested and received such information from Millburn as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that Millburn’s fee structure was not unreasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the LHC Fund.
Graham Capital Management, L.P. (“Graham”), Sub-Adviser (LHC Fund & LCHC Fund Limited)
The Trustees next considered the nature, extent and quality of services by Graham to be provided to the LHC Fund. The Trustees discussed the responsibilities of Graham’s key personnel providing services to the Fund, noting the additions of new chief business officer and chief investment officer for quant strategies. The Trustees noted that Graham provides quantitative research, security selection and trade execution for the Fund’s portfolio as well as compliance services to assure assets are managed within the Fund’s investment restrictions.
The Board and the CCO discussed Graham’s compliance policies and procedures and that Graham had not made any material revisions to such policies in the past year. Counsel stated that Graham continued to carry an appropriate E&O/D&O policy and noted that Graham did not have material regulatory examinations, litigations since its last renewal. After a discussion, the Trustees concluded that Graham continued to have appropriate resources and investment personnel to perform the services as sub-adviser to the Funds.
Next, the Trustees discussed that they expected that Graham would provide satisfactory performance for the LHC Fund.
The Trustees considered the sub-advisory fee for Graham for each of the Funds and considered that it was slightly higher than the fee charged by Graham for another similar investment vehicle but that did not include a performance incentive fee. The Trustees also noted that the fee was less than the fee Graham charged to another similar investment vehicle that did not have a performance fee component. After further discussion, the Trustees concluded that the sub-advisory fee for each Fund was reasonable.

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Additional Information (Unaudited)(Continued)
Counsel next turned the Trustees’ attention to the estimated profits for the LHC Fund. The Board discussed whether the amount of profit was reasonable with respect to the sub-advisory services provided to the Fund. The Trustees also considered whether there were any economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.
After a discussion, the Trustees determined that Graham’s level of profit was reasonable. Having requested and received such information from Graham as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable, and that approval of each Sub-advisory Agreement is in the best interests of the shareholders of the LHC Fund.
Revolution Capital Management, LLC (“Revolution”), Sub-Adviser (LHC Fund & LCHC Fund Limited)
The Trustees then reviewed the nature, extent and quality of services to be provided for the LHC Fund. The Board reviewed the 15(c) responses for Revolution. The Trustees noted the backgrounds and responsibilities of Revolution’s investment personnel, noting that the key principals of the firm had remained with Revolution. A representative of the Adviser stated that Revolution has been responsible for the maintenance and improvement of its trading models used in its strategy for the Fund’s portfolio and trade execution. The CCO noted that Revolution had not made any changes to its compliance program since its last renewal.
The Board observed that Revolution did not report any material compliance issues, regulatory examinations or material litigations in the past year. The Board further noted that Revolution maintained an E&O/D&O insurance policy in an appropriate amount. After a discussion, the Trustees concluded that Revolution has adequate resources available to continue to provide satisfactory services to the Funds.
After a discussion, the Trustees concluded that Revolution’s performance was not unreasonable and that the Trustees expected that Revolution would provide satisfactory performance for the LHC Fund.
The Trustees noted that the sub-advisory fee structure was favorable compared to the average fee charged by Revolution to its separately managed account clients in the same strategy. The Trustees also noted that there was not an incentive fee component in the sub-advisory fee. After further discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.
The Trustees considered whether there were any economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After a discussion, the Trustees agreed that a lack of breakpoints was acceptable.
The Trustees next considered the estimated profits for the LHC Fund and whether the amount of profit was a reasonable profit with respect to the sub-advisory services to be provided to the Funds. The Trustees concluded that Revolution’s level of profit was not excessive.
Having requested and received such information from Revolution as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable, and that renewal of the Sub-Advisory Agreements is in the best interests of the shareholders of the LHC Fund.
R.G. Niederhoffer Capital Management (“Niederhoffer”), Sub-Adviser (LHC Fund)
The Trustees then considered the responses provided by Niederhoffer in its 15(c) questionnaire. The Board first reviewed the nature, extent and quality of services provided by Niederhoffer to be provided to the LHC Fund. Counsel and a representative of the Adviser reviewed the personnel that would be responsible for providing services to the Funds. The CCO stated that he had reviewed the compliance program for Niederhoffer and concluded that it was reasonable designed for its business.
Counsel then directed the Trustees to information related to Niederhoffer’s subadvisory fee and its fees for similar accounts. Counsel indicated that the subadvisory fee for the LHC Fund was favorable in comparison to the Niederhoffer’s fee for other accounts, further noting that Niederhoffer did not charge a performance fee for the Funds

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Additional Information (Unaudited)(Continued)
as it does for some other of its private accounts. The Trustees then reviewed Niederhoffer’s expected profitability with respect to the LHC Fund. After a discussion, the Trustees agreed that the subadvisory fee and Niederhoffer’s profitability with respect to the LHC Fund was reasonable.
Having requested and received such information from Niederhoffer as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreements, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with Revolution for the LHC Fund is in the best interests of the Fund and its respective shareholders.
Kettle Hill Capital Management, LLC (“Kettle Hill”), Sub-Adviser (LDO Fund)
Counsel and a representative of the Adviser reviewed the subadvisory services provided by Kettle Hill for the LDO Fund with the Trustees including the responsibilities and backgrounds of Kettle Hill’s investment personnel and its resources devoted to managing its allocation of the LDO Fund. The Board noted that there were no changes in the key personnel of Kettle Hill since the Board’s last approval.
Counsel reviewed with the Board that Kettle Hill did not have any material compliance issues, regulatory issues or material litigations in the past year. A representative of the Adviser noted that it was satisfied with the services it was receiving from Kettle Hill as a subadviser to the Fund. The Trustees observed that Kettle Hill continued to maintain an Errors & Omissions insurance policy. After a discussion, the Board concluded that Kettle Hill has extensive investment management experience and appropriate resources to continue to provide satisfactory services for the LDO Fund.
The Trustees next reviewed the performance of Kettle Hill with respect to its allocation of the LDE Fund. The Board noted that Kettle Hill’s 1-year and 5-year performance had materially outperformed the overall performance of the Fund and the sub-adviser’s benchmark. After a discussion, the Board concluded that Kettle Hill’s performance remained satisfactory.
The Board noted that Kettle Hill continues to receive soft-dollar benefits from its relationship with the LDO Fund that Kettle Hill uses for brokerage and research purposes. After a discussion, the Trustees concluded that the other benefits that may be derived by Kettle Hill from its relationship with the Fund were not unreasonable.
The Trustees reviewed Kettle Hill’s subadvisory fees with respect to the Fund and the fees charged by Kettle Hill to its other advisory accounts including other registered investment companies. The Board noted that the Fund’s sub-advisory fee was the same as the fee charged by Kettle Hill for another registered fund for similar services. The Board considered Kettle Hill’s net profits related to its services to the LDO Fund, noting that Kettle Hill was moderately profitable with respect to its management of the LDO Fund. The Board reviewed and discussed the level of Kettle Hill’s profitability and found it to be not excessive After further discussion, the Board concluded that Kettle Hill’s sub-advisory fee and profitability were reasonable.
Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement with Kettle Hill, and as assisted by the advice of Counsel, the Trustees concluded that the subadvisory fee was not unreasonable and that renewal of the sub-advisory agreement with Kettle Hill was in the best interests of the shareholders of the LDO Fund.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

 Not applicable for open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LoCorr Investment Trust

By (Signature and Title)*	/s/ Kevin Kinzie
Kevin Kinzie, Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Kinzie
Kevin Kinzie, Principal Executive Officer

Date	3/10/2025

By (Signature and Title)*	/s/ Jon Essen
Jon Essen, Principal Financial Officer

Date	3/10/2025

* Print the name and title of each signing officer under his or her signature.